UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2012 through February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2013

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

MARCH 18, 2013

Dear Shareholder:

Equity markets in most parts of the world posted strong returns for the twelve months ended February 28, 2013. This positive momentum has carried into March and, according to recent industry net flows into equity strategies, many investors are beginning to allocate more assets to stocks. The U.S. Federal Reserve has maintained its commitment to accommodative policies, a stance that has been largely followed by central banks and policy makers around the world. Chinese policy-makers have recently reversed gears, adopting a more pro-growth stance, while the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members.

“The U.S. Federal Reserve has maintained its commitment to accommodative policies, a stance that has been largely followed by central banks and policy makers around the world.”

Stock returns across market capitalizations, countries and investment styles varied during the reporting period. Supported by improving economic data, especially in the real estate market, U.S. stocks outperformed international and emerging market stocks during the twelve months ended February 28, 2013.

U.S. Treasury Yields Remain Low

Despite a recent uptick in the last few months, yields for U.S. Treasury securities remain near historically low levels. The yield for 10-year U.S. Treasury securities ended February 2013 at 1.9%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.3% and 3.1%, respectively.

As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging market debt in search of higher yielding securities. Higher demand for these securities as well as strong fundamentals led to positive returns for high yield bonds and emerging market debt during the twelve months ended February 28, 2013. Meanwhile, the reviving U.S. real estate market, along with the gradual cleansing of the excess of the mortgage bubble, has recently bolstered returns for mortgage-backed securities.

Maintain Exposure to a Variety of Asset Classes

Many signs are pointing to a steadily improving global economic backdrop. The U.S. economy has weathered the uncertainty of political gridlock and the February jobs report was unambiguously positive with 236,000 jobs added, a decline in the unemployment rate, and good gains in both wages and the length of the workweek. In addition, housing numbers, retail sales and industrial production all showed positive momentum in the first quarter. Meanwhile, China seems to be avoiding the economic “hard landing” that many investors feared, evidenced by its recently strong economic growth.

Of course, other parts of the world appear to be on less solid ground. Tension in the Middle East remains elevated. While aggressive actions taken by the ECB have quelled concerns surrounding Europe’s debt crisis, many countries are facing deteriorating economic conditions that in many cases are being exacerbated by austerity measures. The recent announcement of a plan to tax bank deposits in Cyprus serves as a reminder of the market volatility that can result from policy developments in the region.

As always, we encourage investors to maintain an appropriately balanced portfolio of stocks, bonds and alternative investments.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2013 (Unaudited)

In most parts of the world, central banks continued their efforts to stimulate economic growth with accommodative policies. The U.S. Federal Open Market Committee extended its $400 billion “Operation Twist” program through the end of 2012 and announced an additional round of open ended quantitative easing in September. In Europe, the European Central Bank committed to doing whatever it took to preserve the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Political gridlock in Washington, D.C. weighed on investors’ sentiment but concerns abated as the U.S. Senate and House of Representatives approved a “fiscal cliff” package early in 2013. The S&P 500 Index returned 13.46% for the twelve months ended February 28, 2013.

Despite an uptick late in the reporting period, interest rates for U.S. Treasury securities declined on most parts of the yield curve and finished the reporting period near historically low levels (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds).

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	4.70%
Barclays U.S. Aggregate Index	3.12%

Net Assets as of 2/28/2013 (In Thousands)	$3,713,768
Duration as of 2/28/2013	4.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 28, 2013, the Fund’s relative outperformance versus the Barclays U.S. Aggregate Index (the “Benchmark”) was driven by the Fund’s security selection among mortgage-backed securities. The reviving U.S. real estate market and accommodative policies from the U.S. Federal Reserve bolstered returns for mortgage-backed securities. The Fund’s investments in non-agency mortgage backed securities performed particularly well and were strong contributors to relative performance. The Fund’s security selection among agency mortgage-backed securities also contributed to relative performance. The Fund’s investments in asset-backed securities also contributed to relative performance. The Fund’s underweight versus the Benchmark in the credit sector (non-U.S. Treasury securities) detracted from relative performance as tightening credit spreads supported this sector.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time).

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	29.8%
U.S. Treasury Obligations	25.0
Corporate Bonds	19.6
Mortgage Pass-Through Securities	12.1
Asset-Backed Securities	5.5
Commercial Mortgage-Backed Securities	2.8
U.S. Government Agency Securities	1.5
Foreign Government Securities	1.1
Others (each less than 1.0%)	0.4
Short-Term Investment	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2013. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2013

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	4.70%	6.87%	6.95%	6.34%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/13)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2013. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2013 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	13.34%
S&P 500 Index**	13.46%

Net Assets as of 2/28/2013 (In Thousands)	$323,335

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the S&P 500 Index (the “Benchmark”) for the twelve months ended February 28, 2013. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

Accommodative policies from the U.S. Federal Reserve and improving economic data helped the Benchmark rally during the reporting period. In September, the U.S. Federal Reserve announced another asset purchase plan, indicating that it would buy $40 billion of agency mortgage-backed securities per month on an open-ended basis. Meanwhile, the U.S. housing and labor markets showed signs of recovery, as housing starts and nonfarm payrolls were better than investors had expected. Political gridlock in Washington, D.C. stalled the Benchmark’s rally but investors’ concerns abated as the U.S. Senate and House of Representatives approved a “fiscal cliff” package early in 2013. The Benchmark finished the reporting period with a 13.46% gain.

All sectors in the Benchmark posted positive returns. On a relative basis, the information technology and energy sectors underperformed other sectors in the Benchmark, while the telecommunication services and health care sectors outperformed other sectors in the Benchmark.

HOW WAS THE FUND POSITIONED?

Regardless of the market outlook, the Fund was managed in strict conformity with a full index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	3.0%
2.	Exxon Mobil Corp.	3.0
3.	General Electric Co.	1.8
4.	Chevron Corp.	1.7
5.	International Business Machines Corp.	1.6
6.	Google, Inc., Class A	1.6
7.	Johnson & Johnson	1.5
8.	Microsoft Corp.	1.5
9.	Procter & Gamble Co. (The)	1.5
10.	AT&T, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	18.1%
Financials	15.7
Health Care	12.1
Consumer Discretionary	11.4
Energy	11.0
Consumer Staples	10.8
Industrials	10.2
Materials	3.4
Utilities	3.4
Telecommunication Services	3.0
Investment Company	0.1
Short-Term Investments	0.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of February 28, 2013. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2013

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	13.34%	13.34%	4.81%	4.97%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to February 28, 2013. The performance of the Lipper S&P 500 Objective Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses asso-

ciated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	3.76%
Barclays Intermediate U.S. Government/Credit Index	3.01%

Net Assets as of 2/28/2013 (In Thousands)	$377,951
Duration as of 2/28/2013	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 28, 2013, the Fund’s relative outperformance versus the Barclays Intermediate U.S. Government/Credit Index (“Benchmark”) was driven, in part, by its allocation to mortgage-backed securities, which are not represented in the Benchmark. The reviving U.S. real estate market and accommodative U.S. Federal Reserve policies bolstered returns for mortgage-backed securities. The Fund’s investments in non-agency mortgage-backed securities performed particularly well and were strong contributors to relative performance. The Fund’s security selection among agency mortgage-backed securities also contributed to relative performance. The Fund’s underweight of the credit sector (non-U.S. Treasury securities) detracted from relative performance as tightening credit spreads supported this sector.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and the credit sector. The Fund was overweight the intermediate part (5-10 years) of the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time).

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	35.7%
Collateralized Mortgage Obligations	24.4
Corporate Bonds	18.0
Mortgage Pass-Through Securities	11.1
Asset-Backed Securities	4.2
U.S. Government Agency Securities	2.3
Commercial Mortgage-Backed Securities	1.5
Others (each less than 1.0%)	0.8
Short-Term Investment	2.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2013. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2013

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	3.76%	5.80%	6.03%	5.73%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/13)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2013. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper Short-

Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 5.5%
1,979	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.002%, 12/27/22 (e)	2,002
	AH Mortgage Advance Co., Ltd., (Cayman Islands),
2,588	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	2,592
4,725	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	4,855
	Ally Auto Receivables Trust,
382	Series 2010-3, Class A3, 1.110%, 10/15/14	383
677	Series 2010-3, Class A4, 1.550%, 08/17/15	684
112	Series 2010-4, Class A3, 0.910%, 11/17/14	112
330	Series 2011-1, Class A3, 1.380%, 01/15/15	331
1,418	Series 2012-1, Class A3, 0.930%, 02/16/16	1,426
980	Series 2012-2, Class A3, 0.740%, 04/15/16	984
1,064	Series 2012-3, Class A2, 0.700%, 01/15/15	1,066
1,123	Series 2012-3, Class A3, 0.850%, 08/15/16	1,130
1,642	Series 2012-4, Class A2, 0.480%, 05/15/15	1,643
1,843	Series 2012-5, Class A2, 0.450%, 07/15/15	1,844
	American Credit Acceptance Receivables Trust,
830	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	837
1,265	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	1,266
	AmeriCredit Automobile Receivables Trust,
327	Series 2010-3, Class A3, 1.140%, 04/08/15	327
181	Series 2010-4, Class A3, 1.270%, 04/08/15	181
250	Series 2011-1, Class A3, 1.390%, 09/08/15	251
217	Series 2011-3, Class A2, 0.840%, 11/10/14	217
126	Series 2011-4, Class A2, 0.920%, 03/09/15	126
1,414	Series 2011-4, Class A3, 1.170%, 05/09/16	1,422
1,195	Series 2011-5, Class A3, 1.550%, 07/08/16	1,209
730	Series 2012-1, Class A2, 0.910%, 10/08/15	732

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

235	Series 2012-1, Class A3, 1.230%, 09/08/16	237
123	Series 2012-2, Class A3, 1.050%, 10/11/16	124
572	Series 2012-3, Class A2, 0.710%, 12/08/15	573
361	Series 2012-3, Class A3, 0.960%, 01/09/17	364
400	Series 2012-4, Class A2, 0.490%, 04/08/16	400
1,000	Series 2012-5, Class A2, 0.510%, 01/08/16	1,000
290	Series 2012-5, Class A3, 0.620%, 06/08/17	290
715	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	715
	Bank of America Auto Trust,
230	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	231
589	Series 2012-1, Class A3, 0.780%, 06/15/16	592
3,987	Bayview Opportunity Master Fund Trust IIB LP, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (i)	3,987
626	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.572%, 04/25/36	586
622	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	624
1,369	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,370
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	717
1,882	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,882
	CarMax Auto Owner Trust,
766	Series 2011-1, Class A3, 1.290%, 09/15/15	770
885	Series 2011-1, Class A4, 2.160%, 09/15/16	908
1,350	Series 2011-3, Class A3, 1.070%, 06/15/16	1,359
415	Series 2012-3, Class A2, 0.430%, 09/15/15	415
166	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	166
511	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	525

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,703	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,716
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,034
1,316	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.392%, 02/25/46 (e) (i)	1,222
460	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.582%, 12/25/33	420
	CNH Equipment Trust,
315	Series 2010-C, Class A3, 1.170%, 05/15/15	316
512	Series 2011-A, Class A3, 1.200%, 05/16/16	514
747	Series 2011-A, Class A4, 2.040%, 10/17/16	765
275	Series 2012-A, Class A2, 0.650%, 07/15/15	276
920	Series 2012-A, Class A3, 0.940%, 05/15/17	926
949	Series 2012-C, Class A2, 0.440%, 02/16/16	949
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
832	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.802%, 10/25/34	708
	CPS Auto Receivables Trust,
1,208	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	1,258
636	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	649
3,428	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,441
	CPS Auto Trust,
2,045	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	2,055
338	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	339
	Credit Acceptance Auto Loan Trust,
1,300	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	1,324
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	573
1,512	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,522
	Discover Card Master Trust,
1,040	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,056

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

813	Series 2012-A1, Class A1, 0.810%, 08/15/17	819
1,258	Exeter Automobile Receivables Trust, Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	1,262
159	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.302%, 12/25/36	155
955	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	957
337	Flagship Credit Auto Trust, Series 2012-1, Class A, 1.860%, 01/15/15 (e)	338
	Ford Credit Auto Owner Trust,
186	Series 2009-B, Class A4, 4.500%, 07/15/14	188
1,754	Series 2012-A, Class A3, 0.840%, 08/15/16	1,762
600	Series 2012-B, Class A3, 0.720%, 12/15/16	602
913	Series 2012-D, Class A2, 0.400%, 09/15/15	913
659	Series 2012-D, Class A3, 0.510%, 04/15/17	659
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.581%, 01/15/18	669
2,078	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	2,092
	Freedom Trust,
288	Series 2011-1, Class A13, VAR, 0.366%, 11/30/37 (e) (i)	286
952	Series 2011-2, Class A11, VAR, 3.632%, 08/01/46 (e)	974
360	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	352
	GE Equipment Midticket LLC,
800	Series 2012-1, Class A3, 0.600%, 05/23/16	801
360	Series 2012-1, Class A4, 0.780%, 09/22/20	361
562	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	562
128	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	128

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
	HLSS Servicer Advance Receivables Backed Notes,
1,954	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	1,961
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,592
1,607	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	1,608
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,206
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	498
227	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.402%, 03/25/36	176
	Honda Auto Receivables Owner Trust,
550	Series 2011-1, Class A4, 1.800%, 04/17/17	557
809	Series 2012-1, Class A3, 0.770%, 01/15/16	812
388	Series 2012-1, Class A4, 0.970%, 04/16/18	392
413	Series 2012-2, Class A3, 0.700%, 02/16/16	415
284	Series 2013-1, Class A2, 0.350%, 06/22/15	284
	HSBC Home Equity Loan Trust USA,
1,040	Series 2006-1, Class A1, VAR, 0.361%, 01/20/36	1,020
153	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	153
1,949	Series 2007-3, Class APT, VAR, 1.402%, 11/20/36	1,953
	Huntington Auto Trust,
28	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	28
1,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	1,005
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,014
692	Series 2012-1, Class A3, 0.810%, 09/15/16	695
687	Series 2012-2, Class A2, 0.380%, 09/15/15	687
	Hyundai Auto Receivables Trust,
243	Series 2010-B, Class A3, 0.970%, 04/15/15	243
710	Series 2010-B, Class A4, 1.630%, 03/15/17	723

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

325	Series 2011-A, Class A3, 1.160%, 04/15/15	326
520	Series 2011-A, Class A4, 1.780%, 12/15/15	528
675	Series 2011-B, Class A3, 1.040%, 09/15/15	678
824	Series 2011-B, Class A4, 1.650%, 02/15/17	839
865	Series 2012-A, Class A3, 0.720%, 03/15/16	868
1,000	Series 2013-A, Class A2, 0.400%, 12/15/15	1,000
	John Deere Owner Trust,
346	Series 2011-A, Class A3, 1.290%, 01/15/16	348
355	Series 2011-A, Class A4, 1.960%, 04/16/18	362
1,079	Series 2012-B, Class A2, 0.430%, 02/17/15	1,080
581	Series 2012-B, Class A4, 0.690%, 01/15/19	582
118	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	118
934	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.552%, 07/25/34 (e)	923
	Long Beach Mortgage Loan Trust,
434	Series 2006-8, Class 2A2, VAR, 0.292%, 09/25/36	197
589	Series 2006-WL2, Class 2A3, VAR, 0.402%, 01/25/36	538
2,420	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	2,420
1,328	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.452%, 03/25/32	1,299
	Mercedes-Benz Auto Receivables Trust,
85	Series 2010-1, Class A3, 1.420%, 08/15/14	85
413	Series 2012-1, Class A2, 0.370%, 03/16/15	413
1,176	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,173
3,100	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,134
	Nationstar Agency Advance Funding Trust,
1,078	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	1,080

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	443
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	218
1,070	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.549%, 12/07/20	1,073
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.283%, 11/25/33	1,024
421	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	430
938	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	939
	Nissan Auto Receivables Owner Trust,
211	Series 2010-A, Class A3, 0.870%, 07/15/14	211
450	Series 2010-A, Class A4, 1.310%, 09/15/16	453
672	Series 2012-A, Class A3, 0.730%, 05/16/16	675
333	Series 2012-A, Class A4, 1.000%, 07/16/18	337
1,500	NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	1,500
1,572	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.139%, 10/25/34	1,537
	PennyMac Loan Trust,
295	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (i)	295
1,082	Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	1,082
3,000	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.502%, 03/25/36	2,786
141	Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	141
298	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	169
1,887	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,889
	Resort Finance Timeshare Receivables Trust,
3,203	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	3,203
2,130	Series 2012-2, 5.750%, 09/05/18 (i)	2,130
1,904	RMAT, Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	1,935
	Santander Drive Auto Receivables Trust,
700	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	714

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

450	Series 2011-1, Class B, 2.350%, 11/16/15	457
263	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	264
555	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	558
1,039	Series 2012-1, Class A2, 1.250%, 04/15/15	1,042
411	Series 2012-1, Class A3, 1.490%, 10/15/15	415
508	Series 2012-2, Class A2, 0.910%, 05/15/15	510
427	Series 2012-2, Class A3, 1.220%, 12/15/15	430
269	Series 2012-3, Class A3, 1.080%, 04/15/16	271
500	Series 2012-6, Class A2, 0.470%, 09/15/15	500
333	Series 2012-6, Class A3, 0.620%, 07/15/16	333
588	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	598
317	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 4.051%, 01/25/36	208
504	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	508
6,000	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	5,940
	Stanwich Mortgage Loan Co. LLC,
4,388	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	4,399
5,731	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	5,740
4,288	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e) (i)	4,291
3,500	Station Place Securitization Trust, 0.000%, 02/25/15	3,500
200	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.472%, 06/25/35	199
311	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	314
	Toyota Auto Receivables Owner Trust,
264	Series 2010-C, Class A3, 0.770%, 04/15/14	264
740	Series 2011-A, Class A3, 0.980%, 10/15/14	742

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,540	Series 2011-A, Class A4, 1.560%, 05/15/15	1,559
3,844	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.601%, 10/15/15 (e)	3,920
770	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	770
206	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	206
1,100	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	1,106
2,127	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	2,139
	VOLT LLC,
5,526	Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (i)	5,539
4,648	Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e) (i)	4,648
2,258	Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (i)	2,312
300	Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	313
1,289	Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	1,311
	Westgate Resorts LLC,
2,043	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	2,094
2,002	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,019
975	Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	977
243	Westlake Automobile Receivables Trust, Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	244
	World Omni Auto Receivables Trust,
956	Series 2010-A, Class A4, 2.210%, 05/15/15	965
1,230	Series 2012-B, Class A2, 0.430%, 11/16/15	1,230

	Total Asset-Backed Securities (Cost $200,112)	202,230

Collateralized Mortgage Obligations — 29.8%
	Agency CMO — 19.3%
1,102	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	1,180
270	Federal Home Loan Mortgage Corp.-Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	306

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
		Federal Home Loan Mortgage Corp. REMICS,
24		Series 11, Class D, 9.500%, 07/15/19	25
13		Series 22, Class C, 9.500%, 04/15/20	14
20		Series 23, Class F, 9.600%, 04/15/20	22
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	2
6		Series 99, Class Z, 9.500%, 01/15/21	6
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
8		Series 1065, Class J, 9.000%, 04/15/21	10
2		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	3
7		Series 1084, Class F, VAR, 1.200%, 05/15/21	7
5		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	9
16		Series 1116, Class I, 5.500%, 08/15/21	17
15		Series 1144, Class KB, 8.500%, 09/15/21	18
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	9
15		Series 1250, Class J, 7.000%, 05/15/22	18
26		Series 1343, Class LA, 8.000%, 08/15/22	30
32		Series 1343, Class LB, 7.500%, 08/15/22	38
54		Series 1370, Class JA, VAR, 1.400%, 09/15/22	54
56		Series 1455, Class WB, IF, 4.550%, 12/15/22	51
252		Series 1466, Class PZ, 7.500%, 02/15/23	290
4		Series 1470, Class F, VAR, 2.071%, 02/15/23	4
276		Series 1498, Class I, VAR, 1.400%, 04/15/23	276
388		Series 1502, Class PX, 7.000%, 04/15/23	445
51		Series 1505, Class Q, 7.000%, 05/15/23	59
113		Series 1518, Class G, IF, 8.829%, 05/15/23	129
39		Series 1541, Class M, HB, IF, 23.268%, 07/15/23	61
105		Series 1541, Class O, VAR, 1.320%, 07/15/23	108
11		Series 1570, Class F, VAR, 2.571%, 08/15/23	11
370		Series 1573, Class PZ, 7.000%, 09/15/23	424
247		Series 1591, Class PV, 6.250%, 10/15/23	276

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2	Series 1595, Class D, 7.000%, 10/15/13	2
11	Series 1596, Class D, 6.500%, 10/15/13	11
27	Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	43
2	Series 1607, Class SA, HB, IF, 20.849%, 10/15/13	2
1,056	Series 1608, Class L, 6.500%, 09/15/23	1,190
183	Series 1609, Class LG, IF, 16.792%, 11/15/23	210
578	Series 1638, Class H, 6.500%, 12/15/23	653
472	Series 1642, Class PJ, 6.000%, 11/15/23	540
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	18
18	Series 1686, Class SH, IF, 18.675%, 02/15/24	27
163	Series 1695, Class EB, 7.000%, 03/15/24	188
33	Series 1699, Class FC, VAR, 0.850%, 03/15/24	33
171	Series 1700, Class GA, PO, 02/15/24	151
452	Series 1706, Class K, 7.000%, 03/15/24	521
15	Series 1709, Class FA, VAR, 1.020%, 03/15/24	16
52	Series 1745, Class D, 7.500%, 08/15/24	60
1,023	Series 1760, Class ZD, VAR, 1.370%, 02/15/24	1,084
354	Series 1798, Class F, 5.000%, 05/15/23	386
6	Series 1807, Class G, 9.000%, 10/15/20	7
101	Series 1829, Class ZB, 6.500%, 03/15/26	113
2	Series 1844, Class E, 6.500%, 10/15/13	2
101	Series 1863, Class Z, 6.500%, 07/15/26	114
39	Series 1865, Class D, PO, 02/15/24	30
72	Series 1890, Class H, 7.500%, 09/15/26	84
204	Series 1899, Class ZE, 8.000%, 09/15/26	240
12	Series 1935, Class FL, VAR, 0.950%, 02/15/27	12
154	Series 1963, Class Z, 7.500%, 01/15/27	181
23	Series 1970, Class PG, 7.250%, 07/15/27	27
232	Series 1981, Class Z, 6.000%, 05/15/27	254
108	Series 1987, Class PE, 7.500%, 09/15/27	128
265	Series 2019, Class Z, 6.500%, 12/15/27	299
78	Series 2033, Class SN, HB, IF, 26.621%, 03/15/24	48
209	Series 2038, Class PN, IO, 7.000%, 03/15/28	33
423	Series 2040, Class PE, 7.500%, 03/15/28	497
72	Series 2043, Class CJ, 6.500%, 04/15/28	82
339	Series 2054, Class PV, 7.500%, 05/15/28	398

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
6	Series 2055, Class OE, 6.500%, 05/15/13	6
631	Series 2075, Class PH, 6.500%, 08/15/28	723
710	Series 2075, Class PM, 6.250%, 08/15/28	732
204	Series 2086, Class GB, 6.000%, 09/15/28	222
285	Series 2089, Class PJ, IO, 7.000%, 10/15/28	45
926	Series 2095, Class PE, 6.000%, 11/15/28	1,045
52	Series 2102, Class TC, 6.000%, 12/15/13	53
36	Series 2102, Class TU, 6.000%, 12/15/13	36
145	Series 2115, Class PE, 6.000%, 01/15/14	147
297	Series 2125, Class JZ, 6.000%, 02/15/29	331
68	Series 2132, Class SB, HB, IF, 29.676%, 03/15/29	130
41	Series 2134, Class PI, IO, 6.500%, 03/15/19	6
4	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
372	Series 2136, Class PG, 6.000%, 03/15/29	418
107	Series 2141, Class IO, IO, 7.000%, 04/15/29	16
90	Series 2163, Class PC, IO, 7.500%, 06/15/29	16
1,055	Series 2169, Class TB, 7.000%, 06/15/29	1,233
455	Series 2172, Class QC, 7.000%, 07/15/29	532
436	Series 2176, Class OJ, 7.000%, 08/15/29	503
245	Series 2201, Class C, 8.000%, 11/15/29	292
211	Series 2209, Class TC, 8.000%, 01/15/30	249
356	Series 2210, Class Z, 8.000%, 01/15/30	424
95	Series 2224, Class CB, 8.000%, 03/15/30	114
214	Series 2230, Class Z, 8.000%, 04/15/30	253
182	Series 2234, Class PZ, 7.500%, 05/15/30	214
150	Series 2247, Class Z, 7.500%, 08/15/30	177
220	Series 2256, Class MC, 7.250%, 09/15/30	258
423	Series 2259, Class ZM, 7.000%, 10/15/30	496
10	Series 2261, Class ZY, 7.500%, 10/15/30	12
53	Series 2262, Class Z, 7.500%, 10/15/30	63
455	Series 2271, Class PC, 7.250%, 12/15/30	534
693	Series 2283, Class K, 6.500%, 12/15/23	775
218	Series 2296, Class PD, 7.000%, 03/15/31	255
69	Series 2306, Class K, PO, 05/15/24	64
164	Series 2306, Class SE, IF, IO, 8.730%, 05/15/24	36
307	Series 2313, Class LA, 6.500%, 05/15/31	352
424	Series 2325, Class PM, 7.000%, 06/15/31	463
571	Series 2344, Class QG, 6.000%, 08/15/16	605
2,537	Series 2344, Class ZD, 6.500%, 08/15/31	2,787

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
244	Series 2344, Class ZJ, 6.500%, 08/15/31	268
198	Series 2345, Class NE, 6.500%, 08/15/31	205
178	Series 2345, Class PQ, 6.500%, 08/15/16	183
245	Series 2351, Class PZ, 6.500%, 08/15/31	276
2,083	Series 2353, Class AZ, 6.000%, 09/15/31	2,324
224	Series 2353, Class TD, 6.000%, 09/15/16	239
197	Series 2355, Class BP, 6.000%, 09/15/16	208
128	Series 2359, Class PM, 6.000%, 09/15/16	136
896	Series 2359, Class ZB, 8.500%, 06/15/31	1,082
344	Series 2360, Class PG, 6.000%, 09/15/16	365
80	Series 2363, Class PF, 6.000%, 09/15/16	85
151	Series 2366, Class MD, 6.000%, 10/15/16	160
393	Series 2367, Class ME, 6.500%, 10/15/31	426
542	Series 2391, Class QR, 5.500%, 12/15/16	572
225	Series 2394, Class MC, 6.000%, 12/15/16	239
777	Series 2396, Class FM, VAR, 0.651%, 12/15/31	781
469	Series 2399, Class OH, 6.500%, 01/15/32	516
822	Series 2399, Class TH, 6.500%, 01/15/32	903
709	Series 2410, Class NG, 6.500%, 02/15/32	785
259	Series 2410, Class OE, 6.375%, 02/15/32	284
510	Series 2410, Class QS, IF, 18.977%, 02/15/32	723
241	Series 2410, Class QX, IF, IO, 8.449%, 02/15/32	63
548	Series 2412, Class SP, IF, 15.698%, 02/15/32	730
884	Series 2420, Class XK, 6.500%, 02/15/32	969
614	Series 2423, Class MC, 7.000%, 03/15/32	722
570	Series 2423, Class MT, 7.000%, 03/15/32	637
220	Series 2425, Class OB, 6.000%, 03/15/17	235
1,280	Series 2430, Class WF, 6.500%, 03/15/32	1,474
712	Series 2434, Class TC, 7.000%, 04/15/32	814
565	Series 2435, Class CJ, 6.500%, 04/15/32	644
563	Series 2436, Class MC, 7.000%, 04/15/32	657
456	Series 2444, Class ES, IF, IO, 7.749%, 03/15/32	104
301	Series 2450, Class GZ, 7.000%, 05/15/32	353
365	Series 2450, Class SW, IF, IO, 7.799%, 03/15/32	84
1,709	Series 2455, Class GK, 6.500%, 05/15/32	1,969
133	Series 2458, Class QE, 5.500%, 06/15/17	141
581	Series 2462, Class JG, 6.500%, 06/15/32	671
1,403	Series 2464, Class SI, IF, IO, 7.799%, 02/15/32	250
188	Series 2466, Class PG, 6.500%, 04/15/32	192

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
942	Series 2466, Class PH, 6.500%, 06/15/32	1,061
590	Series 2474, Class NR, 6.500%, 07/15/32	663
794	Series 2484, Class LZ, 6.500%, 07/15/32	915
1,233	Series 2500, Class MC, 6.000%, 09/15/32	1,379
86	Series 2503, Class BH, 5.500%, 09/15/17	92
383	Series 2508, Class AQ, 5.500%, 10/15/17	411
822	Series 2512, Class PG, 5.500%, 10/15/22	910
78	Series 2515, Class DE, 4.000%, 03/15/32	79
441	Series 2535, Class BK, 5.500%, 12/15/22	489
731	Series 2537, Class TE, 5.500%, 12/15/17	783
1,527	Series 2543, Class YX, 6.000%, 12/15/32	1,727
1,465	Series 2544, Class HC, 6.000%, 12/15/32	1,660
1,831	Series 2552, Class ME, 6.000%, 01/15/33	2,073
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,658
1,154	Series 2568, Class KG, 5.500%, 02/15/23	1,267
158	Series 2571, Class SK, HB, IF, 33.632%, 09/15/23	295
3,714	Series 2575, Class ME, 6.000%, 02/15/33	4,202
481	Series 2586, Class WI, IO, 6.500%, 03/15/33	100
1,564	Series 2587, Class WX, 5.000%, 03/15/18	1,677
1,130	Series 2596, Class QG, 6.000%, 03/15/33	1,264
36	Series 2597, Class DS, IF, IO, 7.349%, 02/15/33	1
27	Series 2599, Class DS, IF, IO, 6.799%, 02/15/33	—	(h)
35	Series 2610, Class DS, IF, IO, 6.899%, 03/15/33	—	(h)
520	Series 2611, Class UH, 4.500%, 05/15/18	544
932	Series 2617, Class GR, 4.500%, 05/15/18	993
10	Series 2619, Class HR, 3.500%, 11/15/31	10
1,071	Series 2626, Class NS, IF, IO, 6.349%, 06/15/23	80
1,095	Series 2631, Class LC, 4.500%, 06/15/18	1,161
528	Series 2636, Class Z, 4.500%, 06/15/18	558
637	Series 2637, Class SA, IF, IO, 5.899%, 06/15/18	59
58	Series 2638, Class DS, IF, 8.399%, 07/15/23	63
243	Series 2640, Class UG, IO, 5.000%, 01/15/32	6
332	Series 2640, Class UP, IO, 5.000%, 01/15/32	5
1,359	Series 2645, Class BI, IO, 4.500%, 02/15/18	38
529	Series 2650, Class PO, PO, 12/15/32	514
1,821	Series 2650, Class SO, PO, 12/15/32	1,768

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
789	Series 2651, Class VZ, 4.500%, 07/15/18	835
1,173	Series 2672, Class ME, 5.000%, 11/15/22	1,224
3,371	Series 2675, Class CK, 4.000%, 09/15/18	3,557
8,029	Series 2684, Class PO, PO, 01/15/33	7,899
26	Series 2690, Class SJ, IF, 8.848%, 10/15/33	26
888	Series 2691, Class ME, 4.500%, 04/15/32	907
244	Series 2692, Class SC, IF, 12.884%, 07/15/33	285
1,079	Series 2695, Class DG, 4.000%, 10/15/18	1,139
92	Series 2696, Class CO, PO, 10/15/18	91
629	Series 2702, Class PC, 5.000%, 01/15/23	659
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,254
1,112	Series 2715, Class OG, 5.000%, 01/15/23	1,151
1,640	Series 2716, Class UN, 4.500%, 12/15/23	1,791
842	Series 2720, Class PC, 5.000%, 12/15/23	922
974	Series 2744, Class PE, 5.500%, 02/15/34	1,047
1,382	Series 2744, Class TU, 5.500%, 05/15/32	1,467
403	Series 2755, Class SA, IF, 13.798%, 05/15/30	431
439	Series 2764, Class TE, 5.000%, 10/15/32	450
619	Series 2777, Class OM, PO, 12/15/32	607
81	Series 2780, Class JG, 4.500%, 04/15/19	83
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,378
4,495	Series 2809, Class UC, 4.000%, 06/15/19	4,748
431	Series 2827, Class XO, PO, 01/15/23	420
130	Series 2835, Class QO, PO, 12/15/32	121
344	Series 2840, Class JO, PO, 06/15/23	333
242	Series 2850, Class SN, IF, IO, 6.949%, 09/15/18	6
318	Series 2872, Class JE, 4.500%, 02/15/18	319
765	Series 2922, Class JN, 4.500%, 02/15/20	794
1,059	Series 2934, Class EC, PO, 02/15/20	981
47	Series 2934, Class EN, PO, 02/15/18	46
882	Series 2934, Class HI, IO, 5.000%, 02/15/20	87
864	Series 2934, Class KI, IO, 5.000%, 02/15/20	73
797	Series 2958, Class QD, 4.500%, 04/15/20	850
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,633
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,703
522	Series 2971, Class GC, 5.000%, 07/15/18	534
162	Series 2989, Class PO, PO, 06/15/23	157
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,427
87	Series 3007, Class AI, IO, 5.500%, 07/15/24	4

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
126	Series 3014, Class OD, PO, 08/15/35	119
1,023	Series 3047, Class OB, 5.500%, 12/15/33	1,057
944	Series 3047, Class OD, 5.500%, 10/15/35	1,141
864	Series 3049, Class XF, VAR, 0.551%, 05/15/33	866
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,732
279	Series 3068, Class AO, PO, 01/15/35	271
682	Series 3068, Class QB, 4.500%, 06/15/20	711
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,450
966	Series 3085, Class WF, VAR, 1.001%, 08/15/35	977
82	Series 3100, Class MA, VAR, 0.282%, 12/15/35	81
1,457	Series 3102, Class FB, VAR, 0.501%, 01/15/36	1,461
332	Series 3102, Class HS, HB, IF, 23.829%, 01/15/36	489
1,562	Series 3117, Class EO, PO, 02/15/36	1,497
901	Series 3117, Class OK, PO, 02/15/36	862
137	Series 3122, Class ZB, 6.000%, 03/15/36	139
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,095
328	Series 3134, Class PO, PO, 03/15/36	313
1,506	Series 3138, Class PO, PO, 04/15/36	1,416
53	Series 3149, Class SO, PO, 05/15/36	50
1,571	Series 3151, Class UC, 5.500%, 08/15/35	1,670
934	Series 3152, Class MO, PO, 03/15/36	891
260	Series 3171, Class MO, PO, 06/15/36	244
1,533	Series 3179, Class OA, PO, 07/15/36	1,449
609	Series 3194, Class SA, IF, IO, 6.899%, 07/15/36	82
1,002	Series 3211, Class SO, PO, 09/15/36	956
527	Series 3218, Class AO, PO, 09/15/36	496
1,501	Series 3219, Class DI, IO, 6.000%, 04/15/36	222
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,699
1,314	Series 3232, Class ST, IF, IO, 6.499%, 10/15/36	181
574	Series 3233, Class OP, PO, 05/15/36	543
1,021	Series 3242, Class NE, 5.750%, 02/15/34	1,050
647	Series 3256, Class PO, PO, 12/15/36	615
1,341	Series 3260, Class CS, IF, IO, 5.939%, 01/15/37	218
679	Series 3261, Class OA, PO, 01/15/37	651
613	Series 3274, Class JO, PO, 02/15/37	586
405	Series 3275, Class FL, VAR, 0.641%, 02/15/37	407

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,967	Series 3290, Class SB, IF, IO, 6.249%, 03/15/37	335
2,822	Series 3315, Class HZ, 6.000%, 05/15/37	3,245
1,322	Series 3316, Class GD, 5.500%, 06/15/35	1,352
143	Series 3318, Class AO, PO, 05/15/37	137
340	Series 3326, Class JO, PO, 06/15/37	328
964	Series 3331, Class PO, PO, 06/15/37	924
1,133	Series 3385, Class SN, IF, IO, 5.799%, 11/15/37	130
1,351	Series 3387, Class SA, IF, IO, 6.219%, 11/15/37	187
1,932	Series 3404, Class SC, IF, IO, 5.799%, 01/15/38	251
6,031	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	61
1,560	Series 3424, Class PI, IF, IO, 6.599%, 04/15/38	266
2,033	Series 3481, Class SJ, IF, IO, 5.649%, 08/15/38	262
1,956	Series 3505, Class SA, IF, IO, 5.799%, 01/15/39	237
2,230	Series 3511, Class SA, IF, IO, 5.799%, 02/15/39	272
923	Series 3549, Class FA, VAR, 1.401%, 07/15/39	939
796	Series 3607, Class BO, PO, 04/15/36	762
1,442	Series 3607, Class OP, PO, 07/15/37	1,365
932	Series 3607, Class PO, PO, 05/15/37	834
335	Series 3611, Class PO, PO, 07/15/34	321
866	Series 3621, Class BO, PO, 01/15/40	827
917	Series 3720, Class A, 4.500%, 09/15/25	992
2,984	Series 3739, Class LI, IO, 4.000%, 03/15/34	142
7,607	Series 3747, Class HI, IO, 4.500%, 07/15/37	517
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,099
3,827	Series 3759, Class HI, IO, 4.000%, 08/15/37	263
3,779	Series 3760, Class GI, IO, 4.000%, 10/15/37	282
331	Series 3798, Class BF, VAR, 0.501%, 06/15/24	332
1,702	Series 3804, Class FN, VAR, 0.651%, 03/15/39	1,711
5,608	Series 3819, Class ZQ, 6.000%, 04/15/36	6,491
901	Series 3852, Class QN, IF, 5.500%, 05/15/41	950
2,546	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,507

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,000	Series 3920, Class LP, 5.000%, 01/15/34	3,378
1,797	Series 3925, Class FL, VAR, 0.651%, 01/15/41	1,807
1,485	Series 3957, Class B, 4.000%, 11/15/41	1,591
1,815	Series 3966, Class NA, 4.000%, 12/15/41	1,957
1,519	Series 3997, Class PF, VAR, 0.651%, 11/15/39	1,528
4,434	Series 4048, Class FJ, VAR, 0.602%, 07/15/37	4,451
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 134, Class B, IO, 9.000%, 04/01/22	1
2,549	Series 233, Class 11, IO, 5.000%, 09/15/35	334
3,606	Series 233, Class 13, IO, 5.000%, 09/15/35	465
665	Series 243, Class 16, IO, 4.500%, 11/15/20	60
1,489	Series 243, Class 17, IO, 4.500%, 12/15/20	141
9,369	Series 262, Class 35, 3.500%, 07/15/42	9,934
1,961	Series 264, Class F1, VAR, 0.751%, 07/15/42	1,969
2,445	Series 267, Class F5, VAR, 0.701%, 08/15/42	2,480
2,989	Series 281, Class F1, VAR, 0.701%, 10/15/42	3,032
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
644	Series T-41, Class 3A, VAR, 6.695%, 07/25/32	728
377	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	441
2,173	Series T-54, Class 2A, 6.500%, 02/25/43	2,589
658	Series T-54, Class 3A, 7.000%, 02/25/43	797
280	Series T-58, Class APO, PO, 09/25/43	237
620	Series T-59, Class 1AP, PO, 10/25/43	458
2,335	Series T-76, Class 2A, VAR, 3.398%, 10/25/37	2,364
	Federal National Mortgage Association—ACES,
3,300	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,782
1,416	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,560
8,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	9,422
1,337	Series 2012-M11, Class FA, VAR, 0.734%, 08/25/19	1,344

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal National Mortgage Association Grantor Trust,
1,074		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,304
916		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,089
		Federal National Mortgage Association REMIC Trust,
1,102		Series 2003-W1, Class 1A1, VAR, 6.137%, 12/25/42	1,281
419		Series 2003-W1, Class 2A, VAR, 6.896%, 12/25/42	500
183		Series 2003-W4, Class 2A, VAR, 6.442%, 10/25/42	203
142		Series 2007-W7, Class 1A4, HB, IF, 37.970%, 07/25/37	266
3,033		Series 2009-W1, Class A, 6.000%, 12/25/49	3,535
		Federal National Mortgage Association REMICS,
7		Series 1988-7, Class Z, 9.250%, 04/25/18	7
17		Series 1989-70, Class G, 8.000%, 10/25/19	19
6		Series 1989-78, Class H, 9.400%, 11/25/19	6
11		Series 1989-83, Class H, 8.500%, 11/25/19	12
10		Series 1989-89, Class H, 9.000%, 11/25/19	11
10		Series 1990-1, Class D, 8.800%, 01/25/20	12
1		Series 1990-60, Class K, 5.500%, 06/25/20	2
4		Series 1990-63, Class H, 9.500%, 06/25/20	5
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
20		Series 1990-102, Class J, 6.500%, 08/25/20	22
28		Series 1990-120, Class H, 9.000%, 10/25/20	32
3		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	5
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
11	Series 1991-24, Class Z, 5.000%, 03/25/21	12
1	Series 1992-101, Class J, 7.500%, 06/25/22	1
52	Series 1992-136, Class PK, 6.000%, 08/25/22	57
43	Series 1992-143, Class MA, 5.500%, 09/25/22	47
128	Series 1992-163, Class M, 7.750%, 09/25/22	148
202	Series 1992-188, Class PZ, 7.500%, 10/25/22	232
82	Series 1993-21, Class KA, 7.700%, 03/25/23	94
137	Series 1993-25, Class J, 7.500%, 03/25/23	158
34	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	46
50	Series 1993-62, Class SA, IF, 18.034%, 04/25/23	72
26	Series 1993-165, Class SD, IF, 12.584%, 09/25/23	31
56	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	70
38	Series 1993-179, Class SB, HB, IF, 25.064%, 10/25/23	66
26	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	30
85	Series 1993-199, Class FA, VAR, 0.769%, 10/25/23	86
72	Series 1993-205, Class H, PO, 09/25/23	63
21	Series 1993-220, Class SG, IF, 15.562%, 11/25/13	22
114	Series 1993-225, Class UB, 6.500%, 12/25/23	124
38	Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	38
105	Series 1993-247, Class FE, VAR, 1.219%, 12/25/23	107
49	Series 1993-247, Class SU, IF, 11.879%, 12/25/23	60
128	Series 1993-250, Class Z, 7.000%, 12/25/23	133
420	Series 1994-37, Class L, 6.500%, 03/25/24	484
1,995	Series 1994-40, Class Z, 6.500%, 03/25/24	2,228
83	Series 1995-2, Class Z, 8.500%, 01/25/25	96
269	Series 1995-19, Class Z, 6.500%, 11/25/23	317

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
429	Series 1996-14, Class SE, IF, IO, 8.850%, 08/25/23	82
14	Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	14
40	Series 1996-59, Class J, 6.500%, 08/25/22	44
441	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	18
34	Series 1997-27, Class J, 7.500%, 04/18/27	38
60	Series 1997-29, Class J, 7.500%, 04/20/27	69
380	Series 1997-39, Class PD, 7.500%, 05/20/27	445
39	Series 1997-42, Class EN, 7.250%, 07/18/27	40
43	Series 1997-42, Class ZC, 6.500%, 07/18/27	49
751	Series 1997-61, Class ZC, 7.000%, 02/25/23	852
126	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	19
14	Series 1998-4, Class C, PO, 04/25/23	12
312	Series 1998-36, Class ZB, 6.000%, 07/18/28	347
149	Series 1998-43, Class SA, IF, IO, 19.313%, 04/25/23	60
250	Series 1998-66, Class SB, IF, IO, 7.948%, 12/25/28	47
148	Series 1999-17, Class C, 6.350%, 04/25/29	170
783	Series 1999-18, Class Z, 5.500%, 04/18/29	874
207	Series 1999-38, Class SK, IF, IO, 7.848%, 08/25/23	27
71	Series 1999-52, Class NS, HB, IF, 22.815%, 10/25/23	117
195	Series 1999-62, Class PB, 7.500%, 12/18/29	229
618	Series 2000-2, Class ZE, 7.500%, 02/25/30	727
318	Series 2000-20, Class SA, IF, IO, 8.898%, 07/25/30	79
45	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	8
212	Series 2001-4, Class PC, 7.000%, 03/25/21	232
13	Series 2001-5, Class OW, 6.000%, 03/25/16	13

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
136	Series 2001-7, Class PF, 7.000%, 03/25/31	159
165	Series 2001-7, Class PR, 6.000%, 03/25/16	169
141	Series 2001-10, Class PR, 6.000%, 04/25/16	144
421	Series 2001-30, Class PM, 7.000%, 07/25/31	494
530	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	102
424	Series 2001-36, Class DE, 7.000%, 08/25/31	498
930	Series 2001-44, Class MY, 7.000%, 09/25/31	1,090
166	Series 2001-44, Class PD, 7.000%, 09/25/31	195
200	Series 2001-44, Class PU, 7.000%, 09/25/31	235
1,643	Series 2001-48, Class Z, 6.500%, 09/25/21	1,839
135	Series 2001-49, Class Z, 6.500%, 09/25/31	156
118	Series 2001-52, Class KB, 6.500%, 10/25/31	136
210	Series 2001-52, Class XN, 6.500%, 11/25/15	221
1,491	Series 2001-61, Class Z, 7.000%, 11/25/31	1,750
135	Series 2001-71, Class MB, 6.000%, 12/25/16	143
304	Series 2001-71, Class QE, 6.000%, 12/25/16	322
73	Series 2001-72, Class SX, IF, 16.996%, 12/25/31	99
468	Series 2001-74, Class MB, 6.000%, 12/25/16	497
131	Series 2002-1, Class HC, 6.500%, 02/25/22	147
155	Series 2002-1, Class SA, HB, IF, 24.532%, 02/25/32	260
105	Series 2002-1, Class UD, HB, IF, 23.734%, 12/25/23	168
392	Series 2002-2, Class UC, 6.000%, 02/25/17	417
981	Series 2002-3, Class OG, 6.000%, 02/25/17	1,039
216	Series 2002-7, Class OG, 6.000%, 03/25/17	229
680	Series 2002-7, Class TG, 6.000%, 03/25/17	719

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
232	Series 2002-10, Class SB, IF, 18.716%, 03/25/17	283
306	Series 2002-11, Class QG, 5.500%, 03/25/17	322
1,438	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	74
23	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	27
416	Series 2002-18, Class PC, 5.500%, 04/25/17	422
238	Series 2002-19, Class PE, 6.000%, 04/25/17	252
50	Series 2002-21, Class LO, PO, 04/25/32	47
479	Series 2002-21, Class PE, 6.500%, 04/25/32	533
527	Series 2002-24, Class AJ, 6.000%, 04/25/17	566
150	Series 2002-25, Class SG, IF, 18.836%, 05/25/17	188
1,225	Series 2002-28, Class PK, 6.500%, 05/25/32	1,410
304	Series 2002-37, Class Z, 6.500%, 06/25/32	334
377	Series 2002-42, Class C, 6.000%, 07/25/17	404
1,628	Series 2002-48, Class GH, 6.500%, 08/25/32	1,877
197	Series 2002-55, Class QE, 5.500%, 09/25/17	210
2,269	Series 2002-56, Class UC, 5.500%, 09/25/17	2,418
783	Series 2002-62, Class ZE, 5.500%, 11/25/17	836
217	Series 2002-63, Class KC, 5.000%, 10/25/17	231
304	Series 2002-77, Class S, IF, 14.114%, 12/25/32	371
185	Series 2002-81, Class JO, PO, 04/25/32	184
840	Series 2002-83, Class CS, 6.881%, 08/25/23	957
2	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
1,682	Series 2002-94, Class BK, 5.500%, 01/25/18	1,787
804	Series 2003-3, Class HJ, 5.000%, 02/25/18	858
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,795
130	Series 2003-23, Class PG, 5.500%, 01/25/32	131

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,711	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	321
1,169	Series 2003-34, Class AX, 6.000%, 05/25/33	1,321
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,830
71	Series 2003-35, Class UC, 3.750%, 05/25/33	76
216	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	37
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,492
1,635	Series 2003-41, Class PE, 5.500%, 05/25/23	1,803
433	Series 2003-42, Class GB, 4.000%, 05/25/33	469
137	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	5
813	Series 2003-47, Class PE, 5.750%, 06/25/33	884
351	Series 2003-52, Class SX, HB, IF, 22.345%, 10/25/31	572
694	Series 2003-56, Class AZ, 5.500%, 08/25/31	702
226	Series 2003-64, Class SX, IF, 13.246%, 07/25/33	274
12	Series 2003-68, Class QP, 3.000%, 07/25/22	12
847	Series 2003-71, Class DS, IF, 7.198%, 08/25/33	863
766	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	50
1,844	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	265
146	Series 2003-74, Class SH, IF, 9.807%, 08/25/33	158
629	Series 2003-76, Class GQ, 4.500%, 08/25/18	668
1,534	Series 2003-80, Class SY, IF, IO, 7.448%, 06/25/23	160
1,085	Series 2003-81, Class LC, 4.500%, 09/25/18	1,156
2,586	Series 2003-83, Class PG, 5.000%, 06/25/23	2,763
428	Series 2003-91, Class SD, IF, 12.164%, 09/25/33	512
2,252	Series 2003-116, Class SB, IF, IO, 7.398%, 11/25/33	527
2,533	Series 2003-117, Class JB, 3.500%, 06/25/33	2,658

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,030	Series 2003-122, Class TE, 5.000%, 12/25/22	1,073
80	Series 2003-128, Class KE, 4.500%, 01/25/14	81
700	Series 2003-128, Class NG, 4.000%, 01/25/19	738
226	Series 2003-130, Class SX, IF, 11.217%, 01/25/34	259
226	Series 2003-132, Class OA, PO, 08/25/33	214
2,079	Series 2004-4, Class QI, IF, IO, 6.898%, 06/25/33	382
197	Series 2004-4, Class QM, IF, 13.797%, 06/25/33	240
1,012	Series 2004-10, Class SC, HB, IF, 27.793%, 02/25/34	1,441
1,073	Series 2004-25, Class PC, 5.500%, 01/25/34	1,167
1,584	Series 2004-25, Class SA, IF, 18.970%, 04/25/34	2,322
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,202
734	Series 2004-36, Class PC, 5.500%, 02/25/34	799
1,826	Series 2004-36, Class SA, IF, 18.970%, 05/25/34	2,683
740	Series 2004-36, Class SN, IF, 13.797%, 07/25/33	875
3,581	Series 2004-37, Class AG, 4.500%, 11/25/32	3,689
81	Series 2004-46, Class HS, IF, IO, 5.798%, 05/25/30	—	(h)
776	Series 2004-46, Class QB, HB, IF, 23.193%, 05/25/34	1,117
2,589	Series 2004-46, Class SK, IF, 15.945%, 05/25/34	3,319
469	Series 2004-51, Class SY, IF, 13.837%, 07/25/34	576
510	Series 2004-53, Class NC, 5.500%, 07/25/24	563
689	Series 2004-59, Class BG, PO, 12/25/32	638
1,219	Series 2004-61, Class FH, VAR, 1.002%, 11/25/32	1,235
161	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	180
55	Series 2004-70, Class JA, 4.500%, 10/25/19	55
488	Series 2004-76, Class CL, 4.000%, 10/25/19	515
796	Series 2004-79, Class SP, IF, 19.245%, 11/25/34	1,129

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
217	Series 2004-81, Class AC, 4.000%, 11/25/19	229
23	Series 2004-92, Class JO, PO, 12/25/34	22
255	Series 2005-52, Class PA, 6.500%, 06/25/35	276
2,235	Series 2005-56, Class S, IF, IO, 6.508%, 07/25/35	365
237	Series 2005-59, Class PC, 5.500%, 03/25/31	237
457	Series 2005-66, Class SG, IF, 16.871%, 07/25/35	630
967	Series 2005-68, Class BC, 5.250%, 06/25/35	1,069
2,133	Series 2005-68, Class PG, 5.500%, 08/25/35	2,410
1,309	Series 2005-68, Class UC, 5.000%, 06/25/35	1,434
953	Series 2005-74, Class CS, IF, 19.465%, 05/25/35	1,393
8,689	Series 2005-84, Class XM, 5.750%, 10/25/35	9,796
2,871	Series 2005-97, Class HC, 5.000%, 02/25/32	2,909
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,915
2,402	Series 2005-110, Class GJ, 5.500%, 11/25/30	2,416
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,510
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,152
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,305
1,075	Series 2005-116, Class PB, 6.000%, 04/25/34	1,153
1,368	Series 2005-118, Class PN, 6.000%, 01/25/32	1,391
319	Series 2006-15, Class OT, PO, 01/25/36	296
749	Series 2006-16, Class OA, PO, 03/25/36	703
906	Series 2006-22, Class AO, PO, 04/25/36	862
327	Series 2006-23, Class KO, PO, 04/25/36	300
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,473
202	Series 2006-42, Class CF, VAR, 0.652%, 06/25/36	204
1,914	Series 2006-44, Class GO, PO, 06/25/36	1,791
4,329	Series 2006-44, Class P, PO, 12/25/33	4,145
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,236

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,877	Series 2006-53, Class US, IF, IO, 6.378%, 06/25/36	382
2,314	Series 2006-56, Class FC, VAR, 0.492%, 07/25/36	2,317
47	Series 2006-56, Class OA, PO, 10/25/24	47
2,362	Series 2006-56, Class PF, VAR, 0.552%, 07/25/36	2,376
1,323	Series 2006-56, Class PO, PO, 07/25/36	1,255
2,035	Series 2006-58, Class AP, PO, 07/25/36	1,944
204	Series 2006-58, Class FL, VAR, 0.662%, 07/25/36	206
820	Series 2006-58, Class PO, PO, 07/25/36	769
1,485	Series 2006-59, Class QO, PO, 01/25/33	1,445
3,081	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,874
1,318	Series 2006-65, Class QO, PO, 07/25/36	1,233
349	Series 2006-72, Class TO, PO, 08/25/36	327
4,605	Series 2006-77, Class PC, 6.500%, 08/25/36	5,273
1,043	Series 2006-79, Class DO, PO, 08/25/36	975
740	Series 2006-90, Class AO, PO, 09/25/36	719
337	Series 2006-109, Class PO, PO, 11/25/36	322
2,884	Series 2006-110, Class PO, PO, 11/25/36	2,762
243	Series 2006-111, Class EO, PO, 11/25/36	232
1,173	Series 2006-118, Class A2, VAR, 0.262%, 12/25/36	1,111
422	Series 2006-119, Class PO, PO, 12/25/36	396
6,980	Series 2006-124, Class HB, VAR, 5.982%, 11/25/36	7,715
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,180
1,389	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	210
2,692	Series 2007-7, Class SG, IF, IO, 6.298%, 08/25/36	609
4,764	Series 2007-14, Class ES, IF, IO, 6.238%, 03/25/37	761
373	Series 2007-15, Class NO, PO, 03/25/22	340
1,845	Series 2007-16, Class FC, VAR, 0.952%, 03/25/37	1,848
502	Series 2007-42, Class AO, PO, 05/25/37	453
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,557
578	Series 2007-48, Class PO, PO, 05/25/37	553
2,222	Series 2007-54, Class FA, VAR, 0.602%, 06/25/37	2,234
8,979	Series 2007-60, Class AX, IF, IO, 6.948%, 07/25/37	1,936

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
492	Series 2007-77, Class FG, VAR, 0.702%, 03/25/37	496
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,671
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,395
5,131	Series 2007-88, Class VI, IF, IO, 6.338%, 09/25/37	830
3,503	Series 2007-91, Class ES, IF, IO, 6.258%, 10/25/37	597
2,382	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	385
4,184	Series 2007-101, Class A2, VAR, 0.452%, 06/27/36	4,147
1,024	Series 2007-106, Class A7, VAR, 5.984%, 10/25/37	1,148
3,000	Series 2007-114, Class A6, VAR, 0.402%, 10/27/37	2,985
2,553	Series 2007-116, Class HI, IO, VAR, 1.829%, 01/25/38	188
122	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	8
2,783	Series 2008-1, Class BI, IF, IO, 5.708%, 02/25/38	332
1,875	Series 2008-10, Class XI, IF, IO, 6.028%, 03/25/38	289
1,272	Series 2008-16, Class IS, IF, IO, 5.998%, 03/25/38	216
1,305	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	104
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,102
1,211	Series 2008-27, Class SN, IF, IO, 6.698%, 04/25/38	214
672	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	51
721	Series 2008-42, Class AO, PO, 09/25/36	685
94	Series 2008-44, Class PO, PO, 05/25/38	89
1,305	Series 2008-47, Class SI, IF, IO, 6.298%, 06/25/23	155
1,663	Series 2008-53, Class CI, IF, IO, 6.998%, 07/25/38	265
708	Series 2008-76, Class GF, VAR, 0.852%, 09/25/23	716
3,393	Series 2008-80, Class SA, IF, IO, 5.648%, 09/25/38	431
2,092	Series 2008-81, Class SB, IF, IO, 5.648%, 09/25/38	342
3,105	Series 2009-6, Class GS, IF, IO, 6.348%, 02/25/39	535

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,307	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	127
1,244	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	111
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	563
2,085	Series 2009-60, Class HT, 6.000%, 08/25/39	2,410
1,463	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,603
2,182	Series 2009-70, Class CO, PO, 01/25/37	2,083
2,049	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	89
1,642	Series 2009-99, Class SC, IF, IO, 5.978%, 12/25/39	209
1,272	Series 2009-103, Class MB, VAR, 3.085%, 12/25/39	1,366
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,096
2,029	Series 2010-49, Class SC, IF, 12.257%, 03/25/40	2,425
1,352	Series 2010-64, Class DM, 5.000%, 06/25/40	1,506
1,592	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,822
3,385	Series 2010-133, Class A, 5.500%, 05/25/38	3,665
2,432	Series 2010-148, Class MA, 4.000%, 02/25/39	2,519
2,342	Series 2011-2, Class WA, VAR, 5.795%, 02/25/51	2,556
2,289	Series 2011-22, Class MA, 6.500%, 04/25/38	2,552
5,451	Series 2011-30, Class LS, IO, VAR, 4.027%, 04/25/41	382
1,185	Series 2011-75, Class FA, VAR, 0.752%, 08/25/41	1,196
2,285	Series 2011-118, Class MT, 7.000%, 11/25/41	2,820
3,386	Series 2011-130, Class CA, 6.000%, 12/25/41	3,766
1,812	Series 2012-14, Class FB, VAR, 0.652%, 08/25/37	1,820
10,543	Series 2012-47, Class HF, VAR, 0.602%, 05/25/27	10,628
3,951	Series 2012-108, Class F, VAR, 0.702%, 10/25/42	3,983
4,959	Series 2012-137, Class CF, VAR, 0.502%, 08/25/41	4,967

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
1		Series G-17, Class S, HB, VAR, 1,058.376%, 06/25/21	11
30		Series G-28, Class S, IF, 14.881%, 09/25/21	39
34		Series G-35, Class M, 8.750%, 10/25/21	39
12		Series G-51, Class SA, HB, IF, 26.406%, 12/25/21	19
—	(h)	Series G92-27, Class SQ, HB, IF, 1,777.270%, 05/25/22	2
173		Series G92-35, Class E, 7.500%, 07/25/22	194
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	4
21		Series G92-42, Class Z, 7.000%, 07/25/22	24
594		Series G92-44, Class ZQ, 8.000%, 07/25/22	659
27		Series G92-52, Class FD, VAR, 0.239%, 09/25/22	26
212		Series G92-54, Class ZQ, 7.500%, 09/25/22	238
27		Series G92-59, Class F, VAR, 1.771%, 10/25/22	27
53		Series G92-61, Class Z, 7.000%, 10/25/22	62
39		Series G92-62, Class B, PO, 10/25/22	34
186		Series G93-1, Class KA, 7.900%, 01/25/23	214
41		Series G93-5, Class Z, 6.500%, 02/25/23	47
52		Series G93-14, Class J, 6.500%, 03/25/23	58
125		Series G93-17, Class SI, IF, 6.000%, 04/25/23	132
117		Series G93-27, Class FD, VAR, 1.099%, 08/25/23	118
29		Series G93-37, Class H, PO, 09/25/23	25
49		Series G95-1, Class C, 8.800%, 01/25/25	58
		Federal National Mortgage Association STRIPS,
3		Series 23, Class 2, IO, 10.000%, 09/01/17	1
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
17		Series 218, Class 2, IO, 7.500%, 04/01/23	3
17		Series 265, Class 2, 9.000%, 03/01/24	20
267		Series 329, Class 1, PO, 01/01/33	254
796		Series 339, Class 18, IO, 4.500%, 07/01/18	62
1,128		Series 339, Class 21, IO, 4.500%, 08/25/18	89
556		Series 339, Class 28, IO, 5.500%, 07/01/18	49
332		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	43
1,173		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	158

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
925	Series 355, Class 11, IO, 6.000%, 07/01/34	172
473	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	41
1,914	Series 365, Class 8, IO, 5.500%, 05/01/36	266
246	Series 368, Class 3, IO, 4.500%, 11/01/20	21
973	Series 374, Class 5, IO, 5.500%, 08/01/36	129
591	Series 383, Class 32, IO, 6.000%, 01/01/38	83
1,549	Series 383, Class 33, IO, 6.000%, 01/01/38	217
277	Series 393, Class 6, IO, 5.500%, 04/25/37	39
	Federal National Mortgage Association Trust,
311	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	371
1,402	Series 2004-W15, Class 2AF, VAR, 0.452%, 08/25/44	1,393
1,013	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,196
3,574	Series 2005-W3, Class 2AF, VAR, 0.422%, 03/25/45	3,545
1,225	Series 2006-W2, Class 1AF1, VAR, 0.422%, 02/25/36	1,216
	Government National Mortgage Association,
382	Series 1994-4, Class KQ, 7.988%, 07/16/24	460
1,925	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,253
250	Series 1998-26, Class K, 7.500%, 09/17/25	287
1,326	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,515
1,265	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,487
152	Series 1999-30, Class S, IF, IO, 8.398%, 08/16/29	35
18	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	21
249	Series 1999-40, Class ZW, 7.500%, 11/20/29	296
343	Series 1999-41, Class Z, 8.000%, 11/16/29	416
130	Series 1999-44, Class PC, 7.500%, 12/20/29	151
2,527	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,104
433	Series 1999-44, Class ZG, 8.000%, 12/20/29	536

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
169	Series 2000-9, Class Z, 8.000%, 06/20/30	207
1,637	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,932
291	Series 2000-12, Class ST, HB, IF, 38.492%, 02/16/30	535
91	Series 2000-16, Class ZN, 7.500%, 02/16/30	95
2,296	Series 2000-21, Class Z, 9.000%, 03/16/30	2,717
421	Series 2000-26, Class TZ, 8.500%, 09/20/30	497
101	Series 2000-26, Class Z, 7.750%, 09/20/30	118
18	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	22
326	Series 2000-31, Class Z, 9.000%, 10/20/30	385
192	Series 2000-35, Class ZA, 9.000%, 11/20/30	211
32	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	7
163	Series 2001-4, Class SJ, IF, IO, 7.948%, 01/19/30	38
143	Series 2001-6, Class SD, IF, IO, 8.348%, 03/16/31	36
283	Series 2001-7, Class PK, 6.500%, 03/20/31	301
15	Series 2001-32, Class WA, IF, 19.623%, 07/20/31	24
235	Series 2001-35, Class SA, IF, IO, 8.048%, 08/16/31	56
197	Series 2001-36, Class S, IF, IO, 7.848%, 08/16/31	47
1,003	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,060
256	Series 2002-3, Class SP, IF, IO, 7.188%, 01/16/32	70
343	Series 2002-7, Class PG, 6.500%, 01/20/32	406
1,035	Series 2002-24, Class AG, IF, IO, 7.748%, 04/16/32	257
92	Series 2002-24, Class SB, IF, 11.622%, 04/16/32	120
2,300	Series 2002-31, Class SE, IF, IO, 7.298%, 04/16/30	504
678	Series 2002-40, Class UK, 6.500%, 06/20/32	802
37	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	43

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,557	Series 2002-45, Class QE, 6.500%, 06/20/32	2,974
862	Series 2002-47, Class PG, 6.500%, 07/16/32	1,014
1,624	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,924
47	Series 2002-51, Class SG, HB, IF, 31.630%, 04/20/31	96
1,393	Series 2002-52, Class GH, 6.500%, 07/20/32	1,601
880	Series 2002-70, Class PS, IF, IO, 7.499%, 08/20/32	95
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,173
103	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	1
141	Series 2003-4, Class NY, 5.500%, 12/20/13	143
1,145	Series 2003-11, Class SK, IF, IO, 7.498%, 02/16/33	269
472	Series 2003-12, Class SP, IF, IO, 7.499%, 02/20/33	122
104	Series 2003-24, Class PO, PO, 03/16/33	95
199	Series 2003-40, Class TC, 7.500%, 03/20/33	200
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,621
753	Series 2003-46, Class MG, 6.500%, 05/20/33	934
1,356	Series 2003-46, Class TC, 6.500%, 03/20/33	1,573
411	Series 2003-52, Class AP, PO, 06/16/33	384
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,538
375	Series 2003-76, Class LS, IF, IO, 6.999%, 09/20/31	15
127	Series 2003-90, Class PO, PO, 10/20/33	120
1,587	Series 2003-112, Class SA, IF, IO, 6.348%, 12/16/33	299
2,097	Series 2003-112, Class TS, IF, IO, 6.749%, 10/20/32	189
4,670	Series 2004-11, Class SW, IF, IO, 5.299%, 02/20/34	658
338	Series 2004-15, Class SA, IF, 19.111%, 12/20/32	390
540	Series 2004-28, Class S, IF, 19.108%, 04/16/34	736
259	Series 2004-68, Class PO, PO, 05/20/31	254

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
217	Series 2004-73, Class AE, IF, 14.439%, 08/17/34	267
2,664	Series 2004-90, Class SI, IF, IO, 5.899%, 10/20/34	425
1,873	Series 2005-3, Class SB, IF, IO, 5.899%, 01/20/35	298
4,660	Series 2005-17, Class SL, IF, IO, 6.499%, 07/20/34	713
420	Series 2005-35, Class FL, VAR, 0.551%, 03/20/32	422
185	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	12
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	712
472	Series 2005-68, Class DP, IF, 15.948%, 06/17/35	618
6,813	Series 2005-68, Class KI, IF, IO, 6.099%, 09/20/35	1,097
1,075	Series 2005-69, Class SY, IF, IO, 6.549%, 11/20/33	128
855	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	139
467	Series 2006-16, Class OP, PO, 03/20/36	444
226	Series 2006-28, Class GO, PO, 03/20/35	222
1,506	Series 2006-38, Class SW, IF, IO, 6.299%, 06/20/36	204
1,616	Series 2006-59, Class SD, IF, IO, 6.499%, 10/20/36	275
2,755	Series 2006-65, Class SA, IF, IO, 6.599%, 11/20/36	474
1,573	Series 2007-9, Class DI, IF, IO, 6.309%, 03/20/37	267
3,528	Series 2007-17, Class JI, IF, IO, 6.608%, 04/16/37	613
378	Series 2007-17, Class JO, PO, 04/16/37	358
2,403	Series 2007-19, Class SD, IF, IO, 5.999%, 04/20/37	361
2,486	Series 2007-26, Class SC, IF, IO, 5.999%, 05/20/37	370
1,654	Series 2007-27, Class SA, IF, IO, 5.999%, 05/20/37	256
580	Series 2007-28, Class BO, PO, 05/20/37	554
18	Series 2007-35, Class TO, PO, 04/20/35	18
1,408	Series 2007-36, Class SE, IF, IO, 6.268%, 06/16/37	231
4,008	Series 2007-40, Class SB, IF, IO, 6.549%, 07/20/37	671
2,418	Series 2007-42, Class SB, IF, IO, 6.549%, 07/20/37	394

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,141
294	Series 2007-49, Class NO, PO, 12/20/35	291
1,913	Series 2007-50, Class AI, IF, IO, 6.574%, 08/20/37	307
274	Series 2007-53, Class SW, IF, 19.603%, 09/20/37	389
1,127	Series 2007-57, Class PO, PO, 03/20/37	1,061
1,431	Series 2007-57, Class QA, IF, IO, 6.299%, 10/20/37	234
1,854	Series 2007-71, Class SB, IF, IO, 6.499%, 07/20/36	200
1,390	Series 2007-72, Class US, IF, IO, 6.349%, 11/20/37	234
1,407	Series 2007-73, Class MI, IF, IO, 5.799%, 11/20/37	203
2,765	Series 2007-76, Class SA, IF, IO, 6.329%, 11/20/37	453
1,413	Series 2007-79, Class SY, IF, IO, 6.349%, 12/20/37	231
870	Series 2007-81, Class SP, IF, IO, 6.449%, 12/20/37	143
1,563	Series 2007-82, Class SA, IF, IO, 6.329%, 12/20/37	253
732	Series 2008-2, Class MS, IF, IO, 6.958%, 01/16/38	110
2,439	Series 2008-2, Class NS, IF, IO, 6.338%, 01/16/38	341
1,479	Series 2008-10, Class S, IF, IO, 5.629%, 02/20/38	207
428	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	27
1,075	Series 2008-25, Class SB, IF, IO, 6.699%, 03/20/38	186
1,050	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	129
2,050	Series 2008-36, Class SH, IF, IO, 6.099%, 04/20/38	323
8,735	Series 2008-40, Class SA, IF, IO, 6.198%, 05/16/38	1,554
2,110	Series 2008-41, Class SA, IF, IO, 6.139%, 05/20/38	335
1,372	Series 2008-55, Class SA, IF, IO, 5.999%, 06/20/38	205
523	Series 2008-60, Class PO, PO, 01/20/38	508
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,151
771	Series 2008-71, Class SC, IF, IO, 5.799%, 08/20/38	106

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,440	Series 2008-93, Class AS, IF, IO, 5.499%, 12/20/38	213
2,460	Series 2009-6, Class SA, IF, IO, 5.898%, 02/16/39	367
1,580	Series 2009-10, Class SL, IF, IO, 6.298%, 03/16/34	161
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	571
1,510	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	250
1,366	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	230
4,055	Series 2009-22, Class SA, IF, IO, 6.069%, 04/20/39	584
1,155	Series 2009-25, Class SE, IF, IO, 7.399%, 09/20/38	215
1,094	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	137
963	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	152
650	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	25
1,770	Series 2009-43, Class SA, IF, IO, 5.749%, 06/20/39	241
1,457	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	195
3,506	Series 2009-72, Class SM, IF, IO, 6.048%, 08/16/39	453
697	Series 2009-79, Class OK, PO, 11/16/37	657
700	Series 2010-14, Class CO, PO, 08/20/35	620
811	Series 2010-130, Class CP, 7.000%, 10/16/40	957
4,476	Series 2010-157, Class OP, PO, 12/20/40	3,944
3,419	Series 2010-H17, Class XQ, VAR, 5.246%, 07/20/60	4,020
1,526	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,716
4,271	Series 2011-75, Class SM, IF, IO, 6.399%, 05/20/41	816
3,698	Series 2012-61, Class FM, VAR, 0.602%, 05/16/42	3,707
1,087	Series 2012-141, Class WC, VAR, 3.782%, 01/20/42	1,195
4,884	Series 2012-H10, Class FA, VAR, 0.758%, 12/20/61	4,922
2,945	Series 2012-H15, Class FA, VAR, 0.658%, 05/20/62	2,948
3,473	Series 2012-H21, Class CF, VAR, 0.908%, 05/20/61	3,492

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,999	Series 2012-H21, Class DF, VAR, 0.858%, 05/20/61	3,015
4,995	Series 2012-H22, Class FD, VAR, 0.678%, 01/20/61	4,991
1,881	Series 2012-H24, Class FA, VAR, 0.658%, 03/20/60	1,879
3,971	Series 2012-H24, Class FG, VAR, 0.638%, 04/20/60	3,965
1,995	Series 2012-H26, Class MA, VAR, 0.758%, 07/20/62	2,006
3,000	Series 2012-H28, Class FA, VAR, 0.788%, 09/20/62	3,009
4,769	Series 2012-H30, Class PA, VAR, 0.658%, 11/20/59	4,775
3,111	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,138
2,000	Series 2013-H03, Class FA, VAR, 0.508%, 08/20/60	1,996
1,501	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,496
	NCUA Guaranteed Notes Trust,
17,000	Series 2010-C1, Class A2, 2.900%, 10/29/20	18,208
11,306	Series 2010-C1, Class APT, 2.650%, 10/29/20	11,981
	Vendee Mortgage Trust,
579	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	654
987	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,114
861	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,001
625	Series 1996-2, Class 1Z, 6.750%, 06/15/26	736
1,210	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,425
1,443	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,719
2,770	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,285

		715,582

	Non-Agency CMO — 10.5%
437	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	423
354	ABN Amro Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	355
2,983	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,963

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Alternative Loan Trust,
399	Series 2002-8, Class A4, 6.500%, 07/25/32	415
12,320	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,143
1,398	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,433
2,967	Series 2005-1CB, Class 1A6, IF, IO, 6.898%, 03/25/35	728
5,825	Series 2005-20CB, Class 3A8, IF, IO, 4.548%, 07/25/35	849
10,195	Series 2005-22T1, Class A2, IF, IO, 4.868%, 06/25/35	1,607
6,050	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,838
200	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	178
8,007	Series 2005-37T1, Class A2, IF, IO, 4.848%, 09/25/35	1,276
5,264	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,689
13,235	Series 2005-54CB, Class 1A2, IF, IO, 4.648%, 11/25/35	2,076
3,337	Series 2005-57CB, Class 3A2, IF, IO, 4.898%, 12/25/35	595
2,046	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,800
8,972	Series 2005-J1, Class 1A4, IF, IO, 4.898%, 02/25/35	1,194
2,954	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,556
312	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	314
	American General Mortgage Loan Trust,
1,058	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	1,060
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,822
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,803
765	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	787
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	759
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,205
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	503

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	ASG Resecuritization Trust,
997	Series 2009-1, Class A60, VAR, 2.458%, 06/26/37 (e)	983
1,473	Series 2009-2, Class A55, VAR, 5.014%, 05/24/36 (e)	1,518
1,000	Series 2009-2, Class G60, VAR, 5.014%, 05/24/36 (e)	1,065
4,560	Series 2009-3, Class A65, VAR, 2.487%, 03/26/37 (e)	4,560
4,472	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,679
1,137	Series 2010-2, Class A60, VAR, 2.119%, 01/28/37 (e)	1,113
569	Series 2010-3, Class 2A22, VAR, 0.412%, 10/28/36 (e)	565
930	Series 2011-1, Class 3A50, VAR, 2.711%, 11/28/35 (e) (i)	909
	Banc of America Alternative Loan Trust,
234	Series 2003-2, Class PO, PO, 04/25/33	187
477	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	491
376	Series 2003-11, Class PO, PO, 01/25/34	302
234	Series 2004-6, Class 15PO, PO, 07/25/19	214
1,800	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,787
5,220	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	839
1,484	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,008
2,903	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,905
	Banc of America Funding Trust,
515	Series 2004-1, Class PO, PO, 03/25/34	405
800	Series 2004-2, Class 30PO, PO, 09/20/34	708
532	Series 2004-C, Class 1A1, VAR, 5.059%, 12/20/34	533
1,167	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,191
787	Series 2005-7, Class 30PO, PO, 11/25/35	635
497	Series 2005-8, Class 30PO, PO, 01/25/36	367
1,832	Series 2005-E, Class 4A1, VAR, 2.675%, 03/20/35	1,809
682	Series 2006-A, Class 3A2, VAR, 2.912%, 02/20/36	529
1,160	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,204
	Banc of America Mortgage Trust,
176	Series 2003-3, Class 2A1, VAR, 0.752%, 05/25/18	169

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
224	Series 2003-6, Class 2A1, VAR, 0.652%, 08/25/18	215
81	Series 2003-7, Class A2, 4.750%, 09/25/18	84
240	Series 2003-8, Class APO, PO, 11/25/33	204
1,919	Series 2004-3, Class 15IO, IO, VAR, 0.266%, 04/25/19	9
103	Series 2004-4, Class APO, PO, 05/25/34	88
2,746	Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,836
657	Series 2004-6, Class 2A5, PO, 07/25/34	539
426	Series 2004-6, Class APO, PO, 07/25/34	393
50	Series 2004-8, Class 5PO, PO, 05/25/32	43
48	Series 2004-8, Class XPO, PO, 10/25/34	42
342	Series 2004-A, Class 2A2, VAR, 2.915%, 02/25/34	341
1,323	Series 2004-J, Class 3A1, VAR, 3.231%, 11/25/34	1,313
1,711	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,725
	BCAP LLC Trust,
718	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	706
796	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	823
924	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	939
664	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (i)	663
99	Series 2010-RR4, Class 2A1, VAR, 0.952%, 06/26/37 (e)	99
1,022	Series 2010-RR6, Class 22A3, VAR, 4.830%, 06/26/36 (e)	1,040
358	Series 2010-RR6, Class 5A1, VAR, 3.881%, 11/26/37 (e)	357
521	Series 2010-RR7, Class 15A1, VAR, 1.010%, 01/26/36 (e)	509
949	Series 2010-RR7, Class 16A1, VAR, 0.874%, 02/26/47 (e)	915
606	Series 2010-RR7, Class 1A5, VAR, 5.000%, 04/26/35 (e)	594
2,487	Series 2010-RR7, Class 2A1, VAR, 2.581%, 07/26/45 (e)	2,396
602	Series 2010-RR8, Class 3A3, VAR, 5.068%, 05/26/35 (e)	609
1,500	Series 2010-RR8, Class 3A4, VAR, 5.068%, 05/26/35 (e)	1,403
1,800	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,827

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,663	Series 2011-RR10, Class 2A1, VAR, 1.057%, 09/26/37 (e)	2,377
2,120	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	2,075
2,793	Series 2011-RR5, Class 11A3, VAR, 0.352%, 05/28/36 (e)	2,568
1,408	Series 2011-RR5, Class 14A3, VAR, 2.902%, 07/26/36 (e) (i)	1,372
1,854	Series 2012-RR10, Class 3A1, VAR, 0.394%, 05/26/36 (e) (i)	1,720
2,602	Series 2012-RR2, Class 1A1, VAR, 0.372%, 08/26/36 (e) (i)	2,491
1,879	Series 2012-RR3, Class 2A5, VAR, 4.930%, 05/26/37 (e)	1,855
	Bear Stearns ARM Trust,
258	Series 2003-7, Class 3A, VAR, 2.730%, 10/25/33	260
895	Series 2004-1, Class 12A1, VAR, 2.960%, 04/25/34	882
324	Series 2004-2, Class 14A, VAR, 5.083%, 05/25/34	331
2,225	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	2,239
4,866	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	4,750
	CHL Mortgage Pass-Through Trust,
1,280	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,279
372	Series 2003-44, Class A9, PO, 10/25/33	369
466	Series 2003-J7, Class 4A3, IF, 9.512%, 08/25/18	490
685	Series 2004-7, Class 2A1, VAR, 2.987%, 06/25/34	674
608	Series 2004-8, Class 2A1, 4.500%, 06/25/19	629
263	Series 2004-HYB1, Class 2A, VAR, 2.830%, 05/20/34	258
1,003	Series 2004-HYB3, Class 2A, VAR, 2.828%, 06/20/34	929
814	Series 2004-HYB6, Class A3, VAR, 2.932%, 11/20/34	768
460	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	472
2,785	Series 2005-16, Class A23, 5.500%, 09/25/35	2,787
4,289	Series 2005-22, Class 2A1, VAR, 3.010%, 11/25/35	3,549
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
217	Series 2005-5, Class APO, PO, 08/25/35	201

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
265	Series 2005-8, Class APO, PO, 11/25/35	209
	Citicorp Mortgage Securities, Inc.,
899	Series 2004-1, Class 3A1, 4.750%, 01/25/34	912
589	Series 2004-5, Class 2A5, 4.500%, 08/25/34	609
	Citigroup Mortgage Loan Trust,
1,716	Series 2008-AR4, Class 1A1A, VAR, 2.948%, 11/25/38 (e)	1,740
807	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	848
8,885	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	9,222
9,491	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	10,047
511	Series 2011-3, Class 1A1, VAR, 0.282%, 02/25/47 (e)	507
615	Series 2011-10, Class 4A1, VAR, 0.394%, 02/25/46 (e) (i)	588
	Citigroup Mortgage Loan Trust, Inc.,
530	Series 2003-1, Class 2A5, 5.250%, 10/25/33	541
274	Series 2003-1, Class 2A6, PO, 10/25/33	240
224	Series 2003-1, Class PO2, PO, 10/25/33	210
166	Series 2003-1, Class PO3, PO, 09/25/33	141
122	Series 2003-UP3, Class A3, 7.000%, 09/25/33	127
502	Series 2003-UST1, Class A1, 5.500%, 12/25/18	524
91	Series 2003-UST1, Class PO1, PO, 12/25/18	86
56	Series 2003-UST1, Class PO3, PO, 12/25/18	51
240	Series 2004-UST1, Class A6, VAR, 5.070%, 08/25/34	242
485	Series 2005-1, Class 2A1A, VAR, 2.853%, 04/25/35	346
699	Series 2005-2, Class 2A11, 5.500%, 05/25/35	717
582	Series 2005-5, Class 1A2, VAR, 4.310%, 08/25/35	393
591	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	585
	Credit Suisse First Boston Mortgage Securities Corp.,
738	Series 2003-1, Class DB1, 6.564%, 02/25/33	770
184	Series 2003-17, Class 2A1, 5.000%, 07/25/18	188

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
541	Series 2003-21, Class 1A4, 5.250%, 09/25/33	564
687	Series 2003-25, Class 1P, PO, 10/25/33	594
74	Series 2004-5, Class 5P, PO, 08/25/19	69
1,973	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,989
2,044	Series 2005-4, Class 3A22, 5.500%, 06/25/35	2,081
2,196	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,163
	CSMC,
627	Series 2010-16, Class A3, VAR, 3.897%, 06/25/50 (e)	612
469	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	469
10,950	Series 2010-11R, Class A6, VAR, 1.203%, 06/28/47 (e)	10,340
504	Series 2010-12R, Class 14A1, VAR, 2.865%, 09/26/46 (e)	503
50	Series 2010-15R, Class 7A1, VAR, 1.432%, 10/26/37 (e)	49
250	Series 2010-15R, Class 7A2, VAR, 1.432%, 10/26/37 (e)	245
3,264	Series 2011-1R, Class A1, VAR, 1.203%, 02/27/47 (e)	3,248
1,175	Series 2011-6R, Class 3A1, VAR, 2.963%, 07/28/36 (e)	1,138
3,924	Series 2011-7R, Class A1, VAR, 1.453%, 08/28/47 (e)	3,896
2,141	Series 2011-9R, Class A1, VAR, 2.203%, 03/27/46 (e)	2,153
3,126	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	3,199
1,551	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	1,562
	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust,
451	Series 2009-RS2, Class 4A1, VAR, 0.334%, 04/26/37 (e)	440
42	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	42
129	Deutsche Mortgage Securities, Inc., REMIC Trust, Series 2010-RS2, Class A1, VAR, 1.454%, 06/28/47 (e)	129
10	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	10
	First Horizon Alternative Mortgage Securities Trust,
1,275	Series 2004-AA4, Class A1, VAR, 2.594%, 10/25/34	1,226

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,179	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,003
3,376	Series 2007-FA4, Class 1A2, IF, IO, 5.448%, 08/25/37	619
	First Horizon Mortgage Pass-Through Trust,
3,296	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,419
1,003	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	994
1,804	Series 2005-AR1, Class 2A2, VAR, 2.692%, 04/25/35	1,809
1,238	Freedom Trust, Series 2011-4, Class A18, VAR, 4.003%, 03/25/37 (e)	1,249
	GMACM Mortgage Loan Trust,
907	Series 2003-AR1, Class A4, VAR, 3.392%, 10/19/33	932
471	Series 2004-J5, Class A7, 6.500%, 01/25/35	500
217	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	223
178	Series 2005-AR3, Class 3A3, VAR, 3.559%, 06/19/35	179
5,565	Series 2005-AR3, Class 3A4, VAR, 3.559%, 06/19/35	5,418
	GSMPS Mortgage Loan Trust,
1,094	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,151
1,607	Series 2005-RP3, Class 1AF, VAR, 0.552%, 09/25/35 (e)	1,383
1,214	Series 2005-RP3, Class 1AS, IO, VAR, 4.975%, 09/25/35 (e)	205
5,304	Series 2006-RP2, Class 1AS2, IF, IO, 5.046%, 04/25/36 (e)	834
	GSR Mortgage Loan Trust,
985	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,049
1,209	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,265
599	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	592
411	Series 2005-4F, Class AP, PO, 05/25/35	380
4,546	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,622
4,762	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,608
4,507	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,618
476	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.502%, 05/25/35	470

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Impac Secured Assets Trust,
885	Series 2006-1, Class 2A1, VAR, 0.552%, 05/25/36	874
1,264	Series 2006-2, Class 2A1, VAR, 0.552%, 08/25/36	1,222
18,963	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	3
	JP Morgan Mortgage Trust,
2,082	Series 2006-A2, Class 4A1, VAR, 3.011%, 08/25/34	2,111
2,764	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	2,817
511	Series 2006-A3, Class 6A1, VAR, 2.993%, 08/25/34	504
780	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 5.462%, 09/26/36 (e)	769
	Lehman Mortgage Trust,
920	Series 2006-2, Class 1A1, VAR, 6.377%, 04/25/36	877
1,735	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,741
	LVII Resecuritization Trust,
207	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	209
1,000	Series 2009-3, Class M3, VAR, 5.121%, 11/27/37 (e)	1,064
	MASTR Adjustable Rate Mortgages Trust,
94	Series 2004-4, Class 2A1, VAR, 2.125%, 05/25/34	82
1,195	Series 2004-13, Class 2A1, VAR, 2.671%, 04/21/34	1,241
258	Series 2004-13, Class 3A6, VAR, 2.629%, 11/21/34	258
2,800	Series 2004-13, Class 3A7, VAR, 2.629%, 11/21/34	2,932
410	Series 2004-15, Class 3A1, VAR, 3.287%, 12/25/34	396
	MASTR Alternative Loan Trust,
246	Series 2003-3, Class 1A1, 6.500%, 05/25/33	257
841	Series 2003-9, Class 8A1, 6.000%, 01/25/34	859
812	Series 2004-3, Class 2A1, 6.250%, 04/25/34	830
1,351	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,404
581	Series 2004-6, Class 30PO, PO, 07/25/34	509

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
851	Series 2004-6, Class 7A1, 6.000%, 07/25/34	864
444	Series 2004-7, Class 30PO, PO, 08/25/34	334
1,774	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,866
313	Series 2004-10, Class 1A1, 4.500%, 09/25/19	321
	MASTR Asset Securitization Trust,
123	Series 2003-2, Class 2A1, 4.500%, 03/25/18	125
25	Series 2003-3, Class 4A1, 5.000%, 04/25/18	26
162	Series 2003-4, Class 3A2, 5.000%, 05/25/18	167
181	Series 2003-12, Class 30PO, PO, 12/25/33	168
128	Series 2004-1, Class 30PO, PO, 02/25/34	106
69	Series 2004-4, Class 3A1, 4.500%, 04/25/19	71
92	Series 2004-6, Class 15PO, PO, 07/25/19	86
120	Series 2004-8, Class 1A1, 4.750%, 08/25/19	123
62	Series 2004-8, Class PO, PO, 08/25/19	56
920	Series 2006-2, Class 1A30, 6.000%, 06/25/36	904
3,217	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.552%, 05/25/35 (e)	2,690
1,957	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,566
1,103	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A1, VAR, 2.388%, 12/25/34	1,118
58	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	64
763	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.522%, 02/25/35	729
594	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	600
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
279	Series 2003-A1, Class A1, 5.500%, 05/25/33	284
127	Series 2003-A1, Class A2, 6.000%, 05/25/33	134
62	Series 2003-A1, Class A5, 7.000%, 04/25/33	65
9	Series 2003-A1, Class A7, 5.000%, 04/25/18	9

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	PaineWebber CMO Trust,
2	Series H, Class 4, 8.750%, 04/01/18	2
11	Series P, Class 4, 8.500%, 08/01/19	12
519	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.832%, 05/25/35	528
	RALI Trust,
162	Series 2002-QS16, Class A3, IF, 16.201%, 10/25/17	182
535	Series 2002-QS8, Class A5, 6.250%, 06/25/17	549
5,822	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	6,015
1,054	Series 2003-QS12, Class A2A, IF, IO, 7.398%, 06/25/18	125
321	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	27
2,123	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,169
690	Series 2003-QS18, Class A1, 5.000%, 09/25/18	711
2,003	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,083
434	Series 2003-QS3, Class A2, IF, 16.056%, 02/25/18	480
320	Series 2003-QS3, Class A8, IF, IO, 7.398%, 02/25/18	22
1,123	Series 2003-QS9, Class A3, IF, IO, 7.348%, 05/25/18	148
2,665	Series 2004-QA6, Class NB2, VAR, 3.258%, 12/26/34	2,312
14	Series 2004-QS8, Class A2, 5.000%, 06/25/34	14
	RBSSP Resecuritization Trust,
640	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	672
684	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	695
987	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,004
481	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	495
1,529	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	1,622
1,337	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,379
543	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	547

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Residential Asset Securitization Trust,
522	Series 2003-A13, Class A3, 5.500%, 01/25/34	523
49	Series 2003-A14, Class A1, 4.750%, 02/25/19	50
3,620	Series 2005-A2, Class A4, IF, IO, 4.848%, 03/25/35	664
1,037	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	880
	RFMSI Trust,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,155
202	Series 2003-S14, Class A4, PO, 07/25/18	192
377	Series 2004-S3, Class A1, 4.750%, 03/25/19	387
882	Series 2004-S6, Class 2A6, PO, 06/25/34	761
173	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	176
899	Series 2005-SA4, Class 1A1, VAR, 3.145%, 09/25/35	778
35	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	29
	Salomon Brothers Mortgage Securities VII, Inc.,
454	Series 2003-HYB1, Class A, VAR, 3.098%, 09/25/33	460
67	Series 2003-UP2, Class PO1, PO, 12/25/18	61
	Springleaf Mortgage Loan Trust,
2,284	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,366
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,210
893	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	903
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,665
3,697	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	3,741
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,060
4,436	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	4,458
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,135
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	590
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	456
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	272

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.899%, 06/25/34	2,906
936	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.862%, 10/19/34	928
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
63	Series 2002-10H, Class 1AP, PO, 05/25/32	51
79	Series 2003-8, Class 1A2, 5.000%, 04/25/18	80
1,242	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,256
2,207	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,282
	Structured Asset Securities Corp. Trust,
334	Series 2005-6, Class 4A1, 5.000%, 05/25/35	338
505	Series 2005-10, Class 5A9, 5.250%, 12/25/34	495
741	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.842%, 09/25/43	737
	Vericrest Opportunity Loan Transferee,
2,264	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	2,271
4,431	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	4,451
2,365	Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e) (i)	2,365
	Vericrest Opportunity Loan Trust,
36	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (i)	36
308	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (i)	311
	WaMu Mortgage Pass-Through Certificates,
235	Series 2003-AR8, Class A, VAR, 2.460%, 08/25/33	241
3,834	Series 2003-AR9, Class 1A6, VAR, 2.434%, 09/25/33	3,912
581	Series 2003-AR9, Class 2A, VAR, 2.553%, 09/25/33	592
464	Series 2003-S8, Class A6, 4.500%, 09/25/18	471
2,224	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,332
211	Series 2003-S9, Class P, PO, 10/25/33	197
316	Series 2004-AR3, Class A1, VAR, 2.565%, 06/25/34	321

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
265	Series 2004-AR3, Class A2, VAR, 2.565%, 06/25/34	269
2,660	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,657
416	Series 2006-AR10, Class 2P, VAR, 09/25/36	257
278	Series 2006-AR12, Class 2P, VAR, 10/25/36	169
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
11,835	Series 2005-2, Class 1A4, IF, IO, 4.848%, 04/25/35	2,100
2,497	Series 2005-2, Class 2A3, IF, IO, 4.798%, 04/25/35	404
3,090	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	844
3,616	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,506
3,075	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	822
952	Series 2005-6, Class 2A4, 5.500%, 08/25/35	900
5,951	Series 2005-6, Class 2A9, 5.500%, 08/25/35	5,483
2,058	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,090
	Wells Fargo Mortgage-Backed Securities Trust,
530	Series 2003-13, Class A7, 4.500%, 11/25/18	539
520	Series 2003-15, Class 1A1, 4.750%, 12/25/18	536
100	Series 2003-15, Class APO, PO, 12/25/18	93
458	Series 2003-16, Class 2A1, 4.500%, 12/25/18	469
389	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	398
735	Series 2003-K, Class 1A2, VAR, 4.430%, 11/25/33	757
186	Series 2004-2, Class APO, PO, 02/25/19	173
245	Series 2004-7, Class 2A1, 4.500%, 07/25/19	251
243	Series 2004-7, Class 2A2, 5.000%, 07/25/19	251
691	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	696
834	Series 2004-EE, Class 2A1, VAR, 2.626%, 12/25/34	861
876	Series 2004-EE, Class 3A1, VAR, 3.048%, 12/25/34	908

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,151	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	4,198
857	Series 2004-V, Class 1A1, VAR, 2.654%, 10/25/34	877
507	Series 2005-1, Class 2A1, 5.000%, 01/25/20	533
138	Series 2005-13, Class APO, PO, 11/25/20	130
508	Series 2005-16, Class APO, PO, 01/25/36	398
528	Series 2005-AR16, Class 2A1, VAR, 2.713%, 02/25/34	522
795	Series 2005-AR8, Class 2A1, VAR, 2.748%, 06/25/35	815
994	Series 2006-2, Class APO, PO, 03/25/36	570
476	Series 2006-4, Class 1APO, PO, 04/25/36	361
2,232	Series 2007-7, Class A7, 6.000%, 06/25/37	2,244
615	Series 2007-11, Class A14, 6.000%, 08/25/37	626

		389,649

	Total Collateralized Mortgage Obligations (Cost $1,013,517)	1,105,231

Commercial Mortgage-Backed Securities — 2.8%
2,406	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,443
560	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	566
	Banc of America Commercial Mortgage Trust,
365	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	406
2,270	Series 2006-4, Class A4, 5.634%, 07/10/46	2,567
915	Series 2006-5, Class A4, 5.414%, 09/10/47	1,030
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	431
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,717
2,435	Series 2005-6, Class ASB, VAR, 5.187%, 09/10/47	2,491
	BB-UBS Trust,
1,000	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,009
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,527

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Bear Stearns Commercial Mortgage Securities Trust,
42,492	Series 2005-PWR8, Class X1, IO, VAR, 0.242%, 06/11/41 (e)	565
878	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	910
3,148	Series 2006-PW11, Class A4, VAR, 5.454%, 03/11/39	3,517
99,580	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.144%, 12/11/49 (e)	773
1,250	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,340
	COBALT CMBS Commercial Mortgage Trust,
605	Series 2006-C1, Class A4, 5.223%, 08/15/48	676
25,530	Series 2006-C1, Class IO, IO, VAR, 0.742%, 08/15/48	557
	COMM Mortgage Trust,
1,100	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,184
3,057	Series 2012-CR2, Class XA, IO, VAR, 1.968%, 08/15/45	391
	Commercial Mortgage Pass-Through Certificates,
700	Series 2006-C2, Class A3, VAR, 5.686%, 03/15/39	781
336	Series 2012-MVP, Class A, VAR, 2.142%, 11/17/26 (e)	341
	Commercial Mortgage Trust,
500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	530
300	Series 2006-GG7, Class AM, VAR, 5.862%, 07/10/38	336
	DBRR Trust,
746	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	748
2,647	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/43 (e)	2,647
2,142	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,239
2,293	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,349
1,866	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,981
4,265	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,642

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
1,472	GS Mortgage Securities Corp., 2.706%, 12/10/27	1,523
1,850	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,938
850	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	943
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,134
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.363%, 08/12/37	1,078
400	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	414
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,103
44,589	Series 2006-C7, Class XW, IO, VAR, 0.655%, 11/15/38 (e)	956
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	338
1,000	Series 2007-C2, Class A3, 5.430%, 02/15/40	1,130
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,422
1,442	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,444
	ML-CFC Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.482%, 02/12/39	3,577
29,769	Series 2006-4, Class XC, IO, VAR, 0.203%, 12/12/49 (e)	360
	Morgan Stanley Capital I Trust,
38,173	Series 2006-IQ12, Class X1, IO, VAR, 0.163%, 12/15/43 (e)	531
79,369	Series 2007-HQ11, Class X, IO, VAR, 0.235%, 02/12/44 (e)	493
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	853
	Morgan Stanley Re-REMIC Trust,
2,858	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	2,891
136	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	136
3,100	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,207
3,426	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	3,455

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,632	Series 2012-IO, Class AXA, 1.000%, 03/29/51	1,614
6,812	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	6,897
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,245
2,293	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.402%, 08/25/29 (e)	2,291
664	RBSCF Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31	685
2,111	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,113
4,930	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.540%, 08/15/39	5,184
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,338
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,120
10,532	Series 2012-C2, Class XA, IO, VAR, 1.821%, 05/10/63 (e)	1,105
1,398	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,413
2,948	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,967
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,920
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	853

	Total Commercial Mortgage-Backed Securities (Cost $98,912)	104,365

Corporate Bonds — 19.5%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	624
675	4.250%, 03/01/21	739
1,000	5.250%, 12/01/41	1,101

		2,464

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	426
532	1.875%, 01/11/18 (e)	535
739	2.625%, 09/15/16 (e)	770
1,425	2.950%, 01/11/17 (e)	1,491
1,000	6.500%, 11/15/13	1,040

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Automobiles — Continued
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	333

		4,595

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	400

	Household Durables — 0.0% (g)
505	Newell Rubbermaid, Inc., 4.700%, 08/15/20	560

	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	150
252	5.750%, 04/15/20	296
150	7.875%, 09/01/23	198
1,000	7.875%, 07/30/30	1,344
190	8.875%, 05/15/19	255
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	379
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	635
	Comcast Corp.,
1,082	4.250%, 01/15/33	1,097
2,885	5.900%, 03/15/16	3,304
400	6.450%, 03/15/37	513
1,355	6.500%, 11/15/35	1,740
	COX Communications, Inc.,
446	3.250%, 12/15/22 (e)	448
162	5.450%, 12/15/14	176
125	8.375%, 03/01/39 (e)	185
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	578
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
400	3.800%, 03/15/22	402
1,000	4.600%, 02/15/21	1,073
772	5.000%, 03/01/21	843
2,000	6.000%, 08/15/40	2,086
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,119
319	4.950%, 05/15/42	330
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,703
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	338
800	5.950%, 04/01/41	988
515	6.400%, 04/30/40	662
	News America, Inc.,
100	6.200%, 12/15/34	119

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
400	6.650%, 11/15/37	498
250	6.900%, 08/15/39	323
1,075	7.300%, 04/30/28	1,333
500	8.000%, 10/17/16	610
415	8.875%, 04/26/23	567
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,365
325	4.700%, 10/15/19	372
493	5.950%, 07/15/13	503
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	376
2,127	5.850%, 05/01/17	2,474
400	6.550%, 05/01/37	463
800	8.250%, 04/01/19	1,039
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	165
1,250	8.375%, 07/15/33	1,753
	Time Warner, Inc.,
525	4.750%, 03/29/21	592
313	5.375%, 10/15/41	337
150	6.200%, 03/15/40	178
172	6.250%, 03/29/41	206
265	6.500%, 11/15/36	319
250	7.625%, 04/15/31	339
171	7.700%, 05/01/32	235
	Viacom, Inc.,
208	1.250%, 02/27/15	210
500	3.125%, 06/15/22	501
808	3.875%, 12/15/21	866
464	4.375%, 03/15/43 (e)	432
100	4.500%, 03/01/21	112
250	4.500%, 02/27/42	238
333	Walt Disney Co. (The), 0.450%, 12/01/15	332

		37,699

	Multiline Retail — 0.1%
	Kohl’s Corp.,
400	4.000%, 11/01/21	408
275	6.250%, 12/15/17	318
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	496
157	5.125%, 01/15/42	162
200	7.450%, 07/15/17	247
455	Nordstrom, Inc., 4.000%, 10/15/21	504
	Target Corp.,
200	6.000%, 01/15/18	244

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Multiline Retail — Continued
800	7.000%, 01/15/38	1,141

		3,520

	Specialty Retail — 0.2%
533	Gap, Inc. (The), 5.950%, 04/12/21	603
1,765	Home Depot, Inc. (The), 5.400%, 03/01/16	2,004
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	775
326	5.125%, 11/15/41	364
750	7.110%, 05/15/37	1,017

		4,763

	Total Consumer Discretionary	54,001

	Consumer Staples — 1.0%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	717
905	5.750%, 04/01/36	1,111
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	116
515	7.750%, 01/15/19	681
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	516
410	4.875%, 03/15/19	486
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	267
510	4.828%, 07/15/20	597
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	895
530	5.500%, 04/01/13	532
255	Diageo Investment Corp., 8.000%, 09/15/22	360
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	973
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	354
	PepsiCo, Inc.,
150	0.800%, 08/25/14	151
287	1.250%, 08/13/17	288
368	3.000%, 08/25/21	384
54	7.900%, 11/01/18	72
500	VAR, 0.497%, 02/26/16	500
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	584
698	3.750%, 01/15/22 (e)	746
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	731

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
250	6.500%, 07/01/16 (e)	291

		11,352

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,194
250	6.125%, 09/15/39	315
1,083	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,280
	Kroger Co. (The),
1,100	5.000%, 04/15/42	1,120
850	7.500%, 01/15/14	900
2,460	7.500%, 04/01/31	3,135
1,031	Walgreen Co., 3.100%, 09/15/22	1,035
	Wal-Mart Stores, Inc.,
550	4.550%, 05/01/13	554
752	5.250%, 09/01/35	891
215	6.200%, 04/15/38	285
350	7.550%, 02/15/30	508

		11,217

	Food Products — 0.4%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	247
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	167
1,305	8.500%, 06/15/19	1,695
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	216
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	610
535	4.307%, 05/14/21 (e)	590
850	7.350%, 03/06/19 (e)	1,092
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	224
286	2.100%, 03/15/18	290
	Kellogg Co.,
365	1.750%, 05/17/17	372
608	3.125%, 05/17/22	624
477	4.250%, 03/06/13	477
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	852
694	5.000%, 06/04/42	758
1,187	6.125%, 08/23/18	1,451
1,793	6.875%, 01/26/39	2,387
	Mondelez International, Inc.,
378	6.125%, 02/01/18	456

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — Continued
1,480	6.500%, 08/11/17	1,791

		14,299

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	221
66	7.500%, 11/01/18	87
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	139

		447

	Personal Products — 0.0% (g)
841	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,117

	Total Consumer Staples	38,432

	Energy — 1.6%
	Energy Equipment & Services — 0.2%
225	Cameron International Corp., 1.600%, 04/30/15	227
1,605	Halliburton Co., 7.450%, 09/15/39	2,364
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	189
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	116
83	5.250%, 03/15/42	84
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	468
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	361
256	6.375%, 12/15/21	302
905	6.500%, 11/15/20	1,055
198	7.350%, 12/15/41	247
100	7.500%, 04/15/31	122
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	321
113	5.950%, 04/15/42	117
110	6.500%, 08/01/36	120
350	9.875%, 03/01/39	507

		6,600

	Oil, Gas & Consumable Fuels — 1.4%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	199
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	132
2,000	7.625%, 03/15/14	2,137
265	8.700%, 03/15/19	355

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Apache Corp.,
615	2.625%, 01/15/23	597
190	3.250%, 04/15/22	197
556	4.750%, 04/15/43	576
500	6.900%, 09/15/18	629
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	266
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	951
900	4.742%, 03/11/21	1,041
2,122	5.250%, 11/07/13	2,192
	Canadian Natural Resources Ltd., (Canada),
350	6.250%, 03/15/38	427
1,000	6.750%, 02/01/39	1,293
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	207
490	4.450%, 09/15/42	486
1,000	Chevron Corp., 4.950%, 03/03/19	1,196
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	585
	ConocoPhillips,
325	5.200%, 05/15/18	384
450	5.750%, 02/01/19	551
150	6.000%, 01/15/20	188
200	6.500%, 02/01/39	275
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,219
	Devon Energy Corp.,
750	3.250%, 05/15/22	751
522	4.750%, 05/15/42	517
360	6.300%, 01/15/19	441
	Encana Corp., (Canada),
545	6.500%, 05/15/19	668
150	6.500%, 08/15/34	175
925	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	977
	EOG Resources, Inc.,
379	2.625%, 03/15/23	376
600	4.100%, 02/01/21	676
180	Hess Corp., 7.875%, 10/01/29	232
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	248
1,000	7.875%, 09/15/31	1,312
	Marathon Oil Corp.,
888	5.900%, 03/15/18	1,061

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,620	6.000%, 10/01/17	1,939
402	Occidental Petroleum Corp., 1.750%, 02/15/17	413
	Petrobras International Finance Co.—Pifco, (Cayman Islands),
1,020	5.375%, 01/27/21	1,114
110	6.750%, 01/27/41	127
175	7.875%, 03/15/19	214
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	391
1,045	6.800%, 05/15/38	1,381
	Phillips 66,
314	2.950%, 05/01/17	332
182	4.300%, 04/01/22	201
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	213
270	1.875%, 03/25/13	270
275	4.000%, 03/21/14	285
1,020	4.300%, 09/22/19	1,181
1,005	4.375%, 03/25/20	1,164
1,280	6.375%, 12/15/38	1,769
	Spectra Energy Capital LLC,
1,615	5.500%, 03/01/14	1,685
500	6.200%, 04/15/18	606
400	8.000%, 10/01/19	526
	Statoil ASA, (Norway),
353	1.200%, 01/17/18	353
406	2.450%, 01/17/23	399
467	3.125%, 08/17/17	506
300	3.150%, 01/23/22	317
253	4.250%, 11/23/41	266
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	217
250	6.850%, 06/01/39	335
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,179
185	5.850%, 02/01/37	198
190	6.250%, 02/01/38	213
850	7.750%, 06/01/19	1,089
400	Tosco Corp., 8.125%, 02/15/30	590
124	Total Capital Canada Ltd., (Canada), VAR, 0.683%, 01/15/16	124
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	135
262	1.500%, 02/17/17	267

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
508	1.550%, 06/28/17	515
233	2.875%, 02/17/22	241
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,458
370	4.125%, 01/28/21	417
	TransCanada PipeLines Ltd., (Canada),
993	4.000%, 06/15/13	1,003
550	6.200%, 10/15/37	704
340	6.500%, 08/15/18	426
1,100	7.250%, 08/15/38	1,543
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,085

		52,000

	Total Energy	58,600

	Financials — 9.4%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	362
1,789	2.400%, 01/17/17	1,871
900	2.950%, 06/18/15	948
413	3.550%, 09/23/21	445
750	4.600%, 01/15/20	861
310	5.125%, 08/27/13	317
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,264
540	3.500%, 12/10/14	568
652	5.000%, 12/10/19	775
385	6.250%, 09/15/17	468
	Blackstone Holdings Finance Co. LLC,
1,940	5.875%, 03/15/21 (e)	2,235
736	6.250%, 08/15/42 (e)	845
260	Charles Schwab Corp. (The), 3.225%, 09/01/22	267
755	Credit Suisse USA, Inc., 5.125%, 08/15/15	831
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	690
970	3.875%, 08/18/14	1,013
355	6.000%, 09/01/17	424
500	FMR LLC, 6.450%, 11/15/39 (e)	610
	Goldman Sachs Group, Inc. (The),
400	3.300%, 05/03/15	418
3,060	3.625%, 02/07/16	3,253
492	3.700%, 08/01/15	520
1,056	4.750%, 07/15/13	1,072
2,658	5.150%, 01/15/14	2,759

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
848	5.250%, 07/27/21	965
1,366	5.375%, 03/15/20	1,570
750	5.500%, 11/15/14	805
800	5.750%, 01/24/22	939
4,100	5.950%, 01/18/18	4,795
949	6.000%, 06/15/20	1,132
240	6.150%, 04/01/18	284
340	6.250%, 09/01/17	401
685	6.750%, 10/01/37	777
2,570	7.500%, 02/15/19	3,249
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	470
1,015	5.125%, 04/13/18	1,096
1,000	6.450%, 06/08/27	1,080
203	6.500%, 01/20/43	212
780	8.500%, 07/15/19	973
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,312
1,400	6.250%, 01/14/21 (e)	1,547
750	7.300%, 08/01/14 (e)	804
250	7.625%, 08/13/19 (e)	303
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,339
1,702	6.150%, 04/25/13	1,716
2,996	6.400%, 08/28/17	3,517
1,564	6.875%, 04/25/18	1,896
	Morgan Stanley,
179	1.750%, 02/25/16	180
625	4.000%, 07/24/15	660
893	4.200%, 11/20/14	936
4,225	5.300%, 03/01/13	4,226
1,000	5.450%, 01/09/17	1,119
1,021	5.500%, 07/24/20	1,171
380	5.500%, 07/28/21	436
1,265	5.625%, 09/23/19	1,463
360	5.750%, 01/25/21	417
1,200	6.000%, 05/13/14	1,269
400	6.625%, 04/01/18	476
370	6.750%, 10/15/13	383
970	7.300%, 05/13/19	1,203
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,115
150	5.000%, 03/04/15	160
547	6.700%, 03/04/20	649
226	Northern Trust Corp., 5.500%, 08/15/13	231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	417
1,337	3.875%, 01/15/15	1,422
365	4.875%, 08/04/20	422
244	5.750%, 04/25/18	290
247	5.875%, 12/20/17	296

		73,939

	Commercial Banks — 2.9%
550	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	576
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,334
900	3.250%, 03/01/16 (e)	960
228	4.875%, 01/12/21 (e)	265
1,455	Bank of America N.A., 5.300%, 03/15/17	1,631
	Bank of Montreal, (Canada),
741	1.300%, 10/31/14 (e)	752
1,666	1.400%, 09/11/17	1,668
1,106	2.550%, 11/06/22	1,084
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,063
2,000	2.550%, 01/12/17	2,100
737	3.400%, 01/22/15	775
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,275	2.350%, 02/23/17 (e)	1,326
679	3.850%, 01/22/15 (e)	717
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	286
800	2.500%, 09/21/15 (e)	831
1,735	2.750%, 02/23/15	1,797
310	Series 1, 5.000%, 09/22/16	349
700	5.200%, 07/10/14	742
1,000	6.050%, 12/04/17 (e)	1,119
	BB&T Corp.,
655	3.375%, 09/25/13	666
750	3.950%, 04/29/16	819
740	4.900%, 06/30/17	831
1,885	5.700%, 04/30/14	1,997
370	6.850%, 04/30/19	475
695	Branch Banking & Trust Co., 5.625%, 09/15/16	793
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	227

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
4,000	2.600%, 07/02/15 (e)	4,189
260	Comerica, Inc., 3.000%, 09/16/15	274
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,130
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	148
2,400	3.200%, 03/11/15 (e)	2,514
455	3.375%, 01/19/17	490
789	3.875%, 02/08/22	838
500	5.800%, 09/30/10 (e)	572
	Credit Suisse, (Switzerland),
500	5.000%, 05/15/13	505
942	5.500%, 05/01/14	996
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,082
760	Fifth Third Bancorp, 5.450%, 01/15/17	857
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,773
1,438	3.100%, 05/24/16 (e)	1,527
666	4.125%, 08/12/20 (e)	735
575	4.750%, 01/19/21 (e)	659
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	538
530	4.875%, 01/14/22	606
556	5.100%, 04/05/21	648
600	6.100%, 01/14/42	773
	ING Bank N.V., (Netherlands),
500	1.370%, 03/07/16 (e)	499
216	2.000%, 09/25/15 (e)	220
1,445	3.750%, 03/07/17 (e)	1,549
500	KeyCorp, 6.500%, 05/14/13	506
2,847	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	3,131
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,554
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,553
750	2.750%, 09/28/15 (e)	785
1,000	3.000%, 07/27/16 (e)	1,059
795	3.750%, 03/02/15 (e)	843
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,369
250	National City Bank, 5.800%, 06/07/17	294
	Nordea Bank AB, (Sweden),
600	1.750%, 10/04/13 (e)	604

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
1,800	3.125%, 03/20/17 (e)	1,910
945	4.875%, 05/13/21 (e)	1,021
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	850
400	PNC Bank N.A., 6.875%, 04/01/18	498
	PNC Funding Corp.,
659	3.300%, 03/08/22	681
567	4.375%, 08/11/20	644
940	5.250%, 11/15/15	1,048
950	5.625%, 02/01/17	1,092
595	6.700%, 06/10/19	757
985	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	987
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	915
820	SunTrust Banks, Inc., 6.000%, 09/11/17	973
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,507
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,405
1,140	2.200%, 07/29/15 (e)	1,184
	U.S. Bancorp,
550	1.650%, 05/15/17	560
675	2.450%, 07/27/15	707
540	3.000%, 03/15/22	557
566	4.125%, 05/24/21	634
1,107	7.500%, 06/01/26	1,544
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,127
250	6.000%, 11/15/17	300
1,125	6.600%, 01/15/38	1,506
	Wachovia Corp.,
695	4.875%, 02/15/14	724
2,155	5.500%, 05/01/13	2,172
4,780	5.750%, 02/01/18	5,704
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,927
850	3.500%, 03/08/22	897
500	4.600%, 04/01/21	571
2,350	5.625%, 12/11/17	2,790
1,025	SUB, 3.676%, 06/15/16	1,112
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,625
250	5.750%, 05/16/16	285
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	963

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
2,141	4.875%, 11/19/19	2,512

		106,692

	Consumer Finance — 1.1%
700	American Express Co., 7.000%, 03/19/18	877
	American Express Credit Corp.,
361	2.375%, 03/24/17	377
1,028	2.800%, 09/19/16	1,088
1,150	5.125%, 08/25/14	1,225
1,135	5.875%, 05/02/13	1,145
400	7.300%, 08/20/13	413
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	676
363	1.500%, 09/11/17 (e)	366
533	1.600%, 02/16/18 (e)	537
565	2.125%, 02/28/17 (e)	584
405	2.375%, 03/18/13 (e)	405
1,599	2.600%, 09/20/16 (e)	1,681
150	7.625%, 10/01/18 (e)	196
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,660
	Capital One Financial Corp.,
273	1.000%, 11/06/15	272
1,165	6.750%, 09/15/17	1,414
2,140	7.375%, 05/23/14	2,309
	Caterpillar Financial Services Corp.,
402	2.850%, 06/01/22	410
705	4.900%, 08/15/13	719
560	5.500%, 03/15/16	636
1,300	6.200%, 09/30/13	1,344
305	7.050%, 10/01/18	392
545	7.150%, 02/15/19	707
	Ford Motor Credit Co. LLC,
1,253	3.000%, 06/12/17	1,285
1,917	3.984%, 06/15/16	2,028
561	4.207%, 04/15/16	597
200	4.250%, 09/20/22	206
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,015
3,538	5.000%, 06/30/15	3,840
2,200	5.250%, 01/15/14	2,286
207	7.350%, 11/27/32	252
	HSBC USA, Inc.,
800	1.625%, 01/16/18	803
1,500	2.375%, 02/13/15	1,547

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
	John Deere Capital Corp.,
759	1.200%, 10/10/17	761
335	1.700%, 01/15/20	330
400	2.250%, 04/17/19	415
233	3.150%, 10/15/21	245
265	4.500%, 04/03/13	266
663	PACCAR Financial Corp., 1.600%, 03/15/17	673
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,130
2,480	2.000%, 09/15/16	2,572
962	3.200%, 06/17/15	1,018

		40,702

	Diversified Financial Services — 1.8%
1,221	Associates Corp. of North America, 6.950%, 11/01/18	1,495
	Bank of America Corp.,
520	3.625%, 03/17/16	552
150	4.900%, 05/01/13	151
2,065	5.000%, 05/13/21	2,330
2,720	5.625%, 10/14/16	3,073
740	5.625%, 07/01/20	866
645	5.650%, 05/01/18	749
420	5.750%, 12/01/17	486
400	5.875%, 01/05/21	475
150	7.375%, 05/15/14	161
600	7.625%, 06/01/19	765
1,510	7.800%, 09/15/16	1,769
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	765
	Citigroup, Inc.,
450	2.250%, 08/07/15	460
423	3.375%, 03/01/23	427
500	4.450%, 01/10/17	552
433	4.500%, 01/14/22	482
842	4.587%, 12/15/15	914
856	4.700%, 05/29/15	918
1,022	4.750%, 05/19/15	1,097
3,127	5.000%, 09/15/14	3,289
1,270	5.125%, 05/05/14	1,329
1,225	5.375%, 08/09/20	1,438
321	5.875%, 01/30/42	391
120	6.000%, 12/13/13	125
2,154	6.000%, 08/15/17	2,522
780	6.010%, 01/15/15	847
350	6.125%, 11/21/17	414

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
555	6.375%, 08/12/14	597
600	6.500%, 08/19/13	616
250	6.625%, 01/15/28	306
400	8.125%, 07/15/39	594
1,409	8.500%, 05/22/19	1,889
	CME Group, Inc.,
1,155	3.000%, 09/15/22	1,168
1,786	5.400%, 08/01/13	1,821
1,500	5.750%, 02/15/14	1,572
	General Electric Capital Corp.,
167	1.000%, 12/11/15	168
1,100	1.625%, 07/02/15	1,120
750	2.300%, 04/27/17	777
2,000	3.150%, 09/07/22	2,002
650	4.625%, 01/07/21	735
2,100	4.650%, 10/17/21	2,370
191	5.300%, 02/11/21	220
2,500	5.400%, 02/15/17	2,878
6,165	5.625%, 05/01/18	7,310
1,000	5.650%, 06/09/14	1,065
310	5.875%, 01/14/38	364
2,622	6.750%, 03/15/32	3,356
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	533
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,539
626	2.500%, 10/17/22 (e)	611
338	2.875%, 04/21/14 (e)	347
540	3.125%, 04/14/16 (e)	575
1,120	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	1,194
	National Rural Utilities Cooperative Finance Corp.,
665	4.750%, 03/01/14	693
200	10.375%, 11/01/18	294
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	596
640	Textron Financial Corp., 5.400%, 04/28/13	643

		66,795

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	478
410	5.600%, 05/15/15	453
	Aflac, Inc.,
228	2.650%, 02/15/17	240

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
260	4.000%, 02/15/22	278
317	6.450%, 08/15/40	399
200	8.500%, 05/15/19	272
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	698
1,047	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,055
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,511
2,985	5.450%, 05/18/17	3,424
	Aon Corp.,
402	3.125%, 05/27/16	424
336	3.500%, 09/30/15	354
306	6.250%, 09/30/40	395
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	245
233	3.000%, 05/15/22	238
1,574	4.400%, 05/15/42	1,564
1,000	4.600%, 05/15/13	1,008
605	5.000%, 08/15/13	617
1,670	5.400%, 05/15/18	2,002
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,458
840	3.750%, 08/15/21	907
120	Chubb Corp. (The), 5.750%, 05/15/18	147
	CNA Financial Corp.,
750	5.850%, 12/15/14	810
785	5.875%, 08/15/20	932
870	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	878
372	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	406
	Lincoln National Corp.,
345	4.200%, 03/15/22	373
253	4.850%, 06/24/21	285
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	319
920	MetLife Institutional Funding II, VAR, 1.205%, 04/04/14 (e)	928
535	MetLife, Inc., 6.817%, 08/15/18	669
	Metropolitan Life Global Funding I,
604	1.700%, 06/29/15 (e)	617
1,150	2.000%, 01/10/14 (e)	1,164
820	2.500%, 09/29/15 (e)	854
400	3.125%, 01/11/16 (e)	423
1,900	3.650%, 06/14/18 (e)	2,086

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
1,277	3.875%, 04/11/22 (e)	1,377
200	5.125%, 04/10/13 (e)	201
100	5.125%, 06/10/14 (e)	106
1,093	5.200%, 09/18/13 (e)	1,121
265	Monumental Global Funding III, 5.500%, 04/22/13 (e)	267
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,541
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	743
350	1.300%, 01/12/15 (e)	355
775	4.650%, 05/09/13 (e)	781
2,637	5.375%, 09/15/13 (e)	2,706
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	690
410	5.150%, 04/15/13 (e)	412
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	833
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,230
166	Principal Financial Group, Inc., 1.850%, 11/15/17	168
304	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	305
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,396
275	Travelers Cos., Inc. (The), 5.800%, 05/15/18	337
325	Travelers Property Casualty Corp., 5.000%, 03/15/13	326

		46,806

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
600	5.875%, 09/15/20	649
320	6.250%, 08/15/16	351
1,340	6.650%, 01/15/18	1,524
608	ERP Operating LP, 4.625%, 12/15/21	683
	HCP, Inc.,
331	2.625%, 02/01/20	333
161	3.750%, 02/01/19	173
895	5.375%, 02/01/21	1,043
	Simon Property Group LP,
917	2.150%, 09/15/17	949
579	4.125%, 12/01/21	639
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	224
705	5.625%, 08/15/14	756

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — Continued
675	6.100%, 05/01/16	774
345	6.125%, 05/30/18	421
370	6.750%, 05/15/14	391
440	WEA Finance LLC, 7.125%, 04/15/18 (e)	544
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
579	3.375%, 10/03/22 (e)	588
1,408	6.750%, 09/02/19 (e)	1,743

		11,819

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	446
	Stadshypotek AB, (Sweden),
1,463	1.450%, 09/30/13 (e)	1,472
1,148	1.875%, 10/02/19 (e)	1,149

		3,067

	Total Financials	349,820

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,087
237	4.500%, 03/15/20	269
500	4.950%, 10/01/41	538
2,000	5.150%, 11/15/41	2,190
265	5.650%, 06/15/42	312
570	5.700%, 02/01/19	685
720	5.750%, 03/15/40	840
1,336	Celgene Corp., 3.250%, 08/15/22	1,347

		7,268

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	393
245	4.625%, 03/15/15	264
100	Becton Dickinson and Co., 5.000%, 05/15/19	118

		775

	Health Care Providers & Services — 0.1%
	Aetna, Inc.,
265	4.500%, 05/15/42	269
440	6.750%, 12/15/37	588
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	387
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	171

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Health Care Providers & Services — Continued
400	2.875%, 03/15/23	398
975	3.375%, 11/15/21	1,026
620	6.625%, 11/15/37	807
	WellPoint, Inc.,
615	3.125%, 05/15/22	616
280	3.300%, 01/15/23	283
500	4.625%, 05/15/42	501
535	4.650%, 01/15/43	541
172	5.875%, 06/15/17	204
115	7.000%, 02/15/19	143

		6,098

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
952	1.750%, 11/06/17 (e)	964
609	2.900%, 11/06/22 (e)	608
275	Actavis, Inc., 3.250%, 10/01/22	277
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	685
	GlaxoSmithKline Capital, Inc.,
485	4.375%, 04/15/14	507
750	5.650%, 05/15/18	910
530	6.375%, 05/15/38	718
	Merck & Co., Inc.,
474	2.400%, 09/15/22	469
650	6.000%, 09/15/17	788
	Zoetis, Inc.,
193	1.875%, 02/01/18 (e)	194
123	4.700%, 02/01/43 (e)	126

		6,246

	Total Health Care	20,387

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	477
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	780
200	Boeing Co. (The), 7.950%, 08/15/24	290
390	Honeywell International, Inc., 5.300%, 03/01/18	466
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	402
1,281	4.070%, 12/15/42 (e)	1,199
292	4.850%, 09/15/41	306
215	Precision Castparts Corp., 0.700%, 12/20/15	215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — Continued
	United Technologies Corp.,
214	1.800%, 06/01/17	221
681	3.100%, 06/01/22	712
914	4.500%, 06/01/42	983
1,261	6.125%, 02/01/19	1,577

		7,628

	Air Freight & Logistics — 0.0% (g)
214	United Parcel Service, Inc., 2.450%, 10/01/22	212

	Airlines — 0.1%
240	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	258
656	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	682
243	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	263
447	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	506
212	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	221
574	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	628
213	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	236
482	Delta Air Lines, 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	522

		3,316

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
420	3.500%, 07/15/22 (e)	411
264	4.125%, 06/15/23 (e)	270
328	4.875%, 07/15/42 (e)	313
	Pitney Bowes, Inc.,
575	4.875%, 08/15/14	605
1,020	5.000%, 03/15/15	1,077
200	5.600%, 03/15/18	214
614	Republic Services, Inc., 3.550%, 06/01/22	640
	Waste Management, Inc.,
214	4.750%, 06/30/20	243
455	7.375%, 03/11/19	578

		4,351

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	229
292	2.875%, 05/08/22	296

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Construction & Engineering — Continued
145	4.375%, 05/08/42	152
789	Fluor Corp., 3.375%, 09/15/21	827

		1,504

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17 (e)	182
170	4.000%, 11/02/32 (e)	170
500	5.600%, 05/15/18	590
300	7.625%, 04/01/24	388

		1,330

	Industrial Conglomerates — 0.1%
592	Danaher Corp., 3.900%, 06/23/21	660
212	General Electric Co., 2.700%, 10/09/22	212
290	Ingersoll-Rand Co., 6.391%, 11/15/27	345
	Koninklijke Philips Electronics N.V., (Netherlands),
970	3.750%, 03/15/22	1,046
409	5.750%, 03/11/18	490
130	7.200%, 06/01/26	170
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	347

		3,270

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	165
	Deere & Co.,
819	2.600%, 06/08/22	825
346	3.900%, 06/09/42	349
1,920	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,868
205	Parker Hannifin Corp., 5.500%, 05/15/18	245

		3,452

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
522	3.050%, 03/15/22	535
300	3.450%, 09/15/21	319
136	3.600%, 09/01/20	146
375	4.375%, 09/01/42	380
1,000	5.400%, 06/01/41	1,159
540	5.650%, 05/01/17	635
250	5.750%, 03/15/18	301
425	5.750%, 05/01/40	513
250	6.700%, 08/01/28	311
450	7.000%, 02/01/14	476
	CSX Corp.,
191	4.100%, 03/15/44	180

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
300	4.250%, 06/01/21	333
575	5.500%, 04/15/41	663
145	6.250%, 04/01/15	161
205	7.375%, 02/01/19	263
500	7.900%, 05/01/17	620
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	156
355	2.750%, 03/15/17 (e)	370
559	4.500%, 08/16/21 (e)	615
436	5.625%, 03/15/42 (e)	488
350	6.375%, 10/15/17 (e)	422
746	6.700%, 06/01/34 (e)	915
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	778
595	3.950%, 10/01/42	569
100	6.000%, 03/15/05	121
1,776	6.000%, 05/23/11(†)	2,181
355	7.700%, 05/15/17	447
479	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	484
	Ryder System, Inc.,
484	2.500%, 03/01/17	497
434	3.600%, 03/01/16	455
	Union Pacific Corp.,
182	2.950%, 01/15/23	187
710	4.163%, 07/15/22	798
200	4.300%, 06/15/42	204
235	4.875%, 01/15/15	253
907	5.650%, 05/01/17	1,059
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	493
160	SUB, 8.375%, 04/01/30	236

		18,723

	Total Industrials	43,786

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,000
350	5.500%, 01/15/40	426
755	5.900%, 02/15/39	955

		2,381

	Computers & Peripherals — 0.2%
300	Dell, Inc., 7.100%, 04/15/28	305
	Hewlett-Packard Co.,
583	2.600%, 09/15/17	584

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Computers & Peripherals — Continued
600	4.300%, 06/01/21	600
781	4.375%, 09/15/21	785
387	4.650%, 12/09/21	397
670	4.750%, 06/02/14	699
1,365	5.400%, 03/01/17	1,492
2,500	6.000%, 09/15/41	2,538
1,230	6.125%, 03/01/14	1,292

		8,692

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	220
575	3.375%, 11/01/15	599
190	4.500%, 03/01/23	190
165	6.000%, 04/01/20	185
899	6.875%, 07/01/13	917
1,088	7.500%, 01/15/27	1,310

		3,421

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
300	2.600%, 07/15/22	299
271	4.000%, 07/15/42	251

		550

	IT Services — 0.2%
1,040	HP Enterprise Services LLC, 6.000%, 08/01/13	1,062
	International Business Machines Corp.,
409	1.250%, 02/06/17	413
2,600	5.700%, 09/14/17	3,116
690	6.220%, 08/01/27	923
1,075	7.625%, 10/15/18	1,424

		6,938

	Office Electronics — 0.1%
	Xerox Corp.,
196	2.950%, 03/15/17	201
270	4.500%, 05/15/21	285
610	5.625%, 12/15/19	692
550	6.750%, 02/01/17	635
100	8.250%, 05/15/14	108

		1,921

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
697	3.300%, 10/01/21	729
685	4.000%, 12/15/32	676

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — Continued
1,360	National Semiconductor Corp., 6.600%, 06/15/17	1,663
	Texas Instruments, Inc.,
750	1.375%, 05/15/14	759
365	1.650%, 08/03/19	363

		4,190

	Software — 0.1%
360	Intuit, Inc., 5.750%, 03/15/17	413
	Microsoft Corp.,
262	0.875%, 11/15/17	261
720	1.625%, 09/25/15	741
384	2.125%, 11/15/22	374
117	4.500%, 10/01/40	127
	Oracle Corp.,
500	5.000%, 07/08/19	596
1,412	5.250%, 01/15/16	1,594
728	5.750%, 04/15/18	881
465	6.500%, 04/15/38	630

		5,617

	Total Information Technology	33,710

	Materials — 0.5%
	Chemicals — 0.4%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	530
385	4.125%, 11/15/21	416
203	4.250%, 11/15/20	223
200	5.250%, 11/15/41	215
370	7.375%, 11/01/29	491
108	7.600%, 05/15/14	117
158	8.550%, 05/15/19	213
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	656
350	4.900%, 01/15/41	402
1,630	6.000%, 07/15/18	2,016
	Ecolab, Inc.,
447	1.450%, 12/08/17	445
150	5.500%, 12/08/41	175
	Mosaic Co. (The),
280	3.750%, 11/15/21	294
79	4.875%, 11/15/41	84
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	875
	PPG Industries, Inc.,
114	5.500%, 11/15/40	130

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Chemicals — Continued
415	5.750%, 03/15/13	416
700	6.650%, 03/15/18	864
355	9.000%, 05/01/21	493
	Praxair, Inc.,
662	4.625%, 03/30/15	717
885	5.250%, 11/15/14	956
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,244
850	7.750%, 10/01/96	996

		12,968

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	476
425	5.500%, 04/01/14	448
560	6.500%, 04/01/19	715
1,329	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,347
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	341
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	124
550	3.750%, 09/20/21	590
650	9.000%, 05/01/19	904
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	396

		5,341

	Total Materials	18,309

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
345	0.900%, 02/12/16	345
879	4.300%, 12/15/42 (e)	829
462	4.350%, 06/15/45 (e)	435
850	4.450%, 05/15/21	961
386	5.100%, 09/15/14	412
375	5.350%, 09/01/40	411
250	5.500%, 02/01/18	295
2,700	6.300%, 01/15/38	3,289
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,466
25	6.875%, 10/15/31	30
	BellSouth Telecommunications, Inc.,
683	6.300%, 12/15/15	717
300	7.000%, 10/01/25	374

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	205
150	9.625%, 12/15/30	233
600	Centel Capital Corp., 9.000%, 10/15/19	744
	CenturyLink, Inc.,
1,380	6.450%, 06/15/21	1,472
920	7.600%, 09/15/39	904
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	345
1,150	4.875%, 07/08/14	1,213
232	4.875%, 03/06/42 (e)	236
400	6.000%, 07/08/19	486
325	8.750%, 06/15/30	470
	France Telecom S.A., (France),
560	2.750%, 09/14/16	586
1,305	8.500%, 03/01/31	1,861
2,100	GTE Corp., 6.840%, 04/15/18	2,609
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,884
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
741	Qwest Corp., 6.750%, 12/01/21	855
	Telecom Italia Capital S.A., (Luxembourg),
1,000	4.950%, 09/30/14	1,035
1,621	5.250%, 11/15/13	1,658
765	6.999%, 06/04/18	866
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	333
515	5.877%, 07/15/19	561
300	6.421%, 06/20/16	330
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	758
443	5.550%, 02/15/16	502
100	5.850%, 09/15/35	118
175	6.400%, 02/15/38	220
1,250	7.350%, 04/01/39	1,743
1,475	Verizon Global Funding Corp., 7.750%, 12/01/30	2,089
	Verizon Pennsylvania, Inc.,
750	6.000%, 12/01/28	841
1,444	8.350%, 12/15/30	1,935

		36,924

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	660
592	3.125%, 07/16/22	587
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	521
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	507
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	350
1,200	1.625%, 03/20/17	1,214
1,145	5.000%, 09/15/15	1,262

		5,101

	Total Telecommunication Services	42,025

	Utilities — 1.8%
	Electric Utilities — 1.3%
229	Alabama Power Co., 6.125%, 05/15/38	297
286	American Electric Power Co., Inc., 1.650%, 12/15/17	287
	Arizona Public Service Co.,
296	4.500%, 04/01/42	314
467	5.050%, 09/01/41	536
380	Baltimore Gas & Electric Co., 2.800%, 08/15/22	384
	Carolina Power & Light Co.,
525	2.800%, 05/15/22	539
273	4.100%, 05/15/42	277
888	5.125%, 09/15/13	910
310	5.300%, 01/15/19	372
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,261
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	910
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	222
224	DTE Electric Co., 2.650%, 06/15/22	227
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	135
660	5.100%, 04/15/18	784
100	6.000%, 01/15/38	128
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,709
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,008
	Florida Power & Light Co.,
420	5.950%, 10/01/33	548
335	5.950%, 02/01/38	440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
	Florida Power Corp.,
290	5.650%, 06/15/18	349
240	6.400%, 06/15/38	321
	Georgia Power Co.,
210	5.950%, 02/01/39	265
225	6.000%, 11/01/13	233
229	Great Plains Energy, Inc., 4.850%, 06/01/21	252
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,429
100	Indiana Michigan Power Co., 7.000%, 03/15/19	126
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	128
774	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	871
1,400	Kansas City Power & Light Co., 5.300%, 10/01/41	1,565
34	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	34
105	MidAmerican Energy Co., 5.300%, 03/15/18	125
	Nevada Power Co.,
55	5.375%, 09/15/40	66
305	5.450%, 05/15/41	370
720	6.500%, 08/01/18	900
100	6.650%, 04/01/36	134
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	198
255	5.350%, 06/15/13	258
725	6.000%, 03/01/19	857
280	7.875%, 12/15/15	331
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	348
	Nisource Finance Corp.,
370	3.850%, 02/15/23	380
360	4.450%, 12/01/21	394
1,256	5.800%, 02/01/42	1,402
510	Northern States Power Co., 6.250%, 06/01/36	687
	Ohio Power Co.,
320	5.750%, 09/01/13	328
310	6.050%, 05/01/18	373
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	1,041
110	7.000%, 09/01/22	141
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	537
71	3.250%, 09/15/21	76

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
217	4.450%, 04/15/42	231
390	4.500%, 12/15/41	418
780	5.625%, 11/30/17	934
100	6.050%, 03/01/34	128
160	8.250%, 10/15/18	216
	PacifiCorp,
180	5.500%, 01/15/19	219
150	5.650%, 07/15/18	183
	Peco Energy Co.,
350	2.375%, 09/15/22	350
175	5.350%, 03/01/18	210
1,070	Potomac Electric Power Co., 6.500%, 11/15/37	1,465
	Progress Energy, Inc.,
673	3.150%, 04/01/22	683
300	6.050%, 03/15/14	317
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	246
90	3.200%, 11/15/20	97
125	5.800%, 08/01/18	154
2,490	Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,248
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	243
277	5.375%, 11/01/39	341
2,000	6.330%, 11/01/13	2,075
	Southern California Edison Co.,
175	4.150%, 09/15/14	184
765	5.500%, 08/15/18	935
391	5.750%, 03/15/14	412
200	5.950%, 02/01/38	260
1,185	6.050%, 03/15/39	1,567
	Southern Co. (The),
363	1.950%, 09/01/16	375
270	4.150%, 05/15/14	281
570	Southwestern Public Service Co., 8.750%, 12/01/18	766
	Virginia Electric and Power Co.,
1,395	5.400%, 04/30/18	1,675
625	5.950%, 09/15/17	757
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	22
450	6.000%, 04/01/14	476
265	6.250%, 12/01/15	305
	Xcel Energy, Inc.,
92	4.800%, 09/15/41	103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
200	6.500%, 07/01/36	267

		45,950

	Gas Utilities — 0.2%
	AGL Capital Corp.,
563	3.500%, 09/15/21	602
345	4.450%, 04/15/13	347
1,445	5.875%, 03/15/41	1,823
1,243	6.375%, 07/15/16	1,453
	Atmos Energy Corp.,
828	4.150%, 01/15/43	841
285	8.500%, 03/15/19	386
308	Boston Gas Co., 4.487%, 02/15/42 (e)	323
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	399
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	552

		6,726

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,075
235	5.750%, 10/01/41	260
1,500	PPL Energy Supply LLC, 4.600%, 12/15/21	1,586
772	PSEG Power LLC, 5.125%, 04/15/20	877
202	Southern Power Co., 5.150%, 09/15/41	226

		4,024

	Multi-Utilities — 0.2%
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	756
	Consumers Energy Co.,
216	2.850%, 05/15/22	223
130	5.650%, 04/15/20	159
235	Delmarva Power & Light Co., 4.000%, 06/01/42	239
	Dominion Resources, Inc.,
920	5.250%, 08/01/33	1,056
300	7.000%, 06/15/38	420
600	8.875%, 01/15/19	819
375	PG&E Corp., 5.750%, 04/01/14	395
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	388
275	6.000%, 06/01/26	365
	Sempra Energy,
350	2.875%, 10/01/22	349
1,145	6.150%, 06/15/18	1,401

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
180	6.500%, 06/01/16	210
860	8.900%, 11/15/13	910
435	9.800%, 02/15/19	615

		8,305

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,316

	Total Utilities	66,321

	Total Corporate Bonds (Cost $664,224)	725,391

Foreign Government Securities — 1.1%
	Israel Government AID Bond, (Israel),
1,973	Zero Coupon, 08/15/17	1,888
20,000	Zero Coupon, 03/15/18	18,911
1,500	Zero Coupon, 11/01/23	1,123
1,500	Zero Coupon, 11/01/24	1,061
1,000	5.500%, 09/18/33	1,316
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	601
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,383
700	2.700%, 06/16/15	735
2,220	2.950%, 02/05/15	2,325
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	534
5,000	Tunisia Government AID Bonds, (Tunisia), 1.686%, 07/16/19	5,049
	United Mexican States, (Mexico),
120	4.750%, 03/08/44	126
856	6.625%, 03/03/15	951
3,338	7.500%, 04/08/33	4,815

	Total Foreign Government Securities (Cost $38,476)	40,818

Mortgage Pass-Through Securities — 12.2%
	Federal Home Loan Mortgage Corp.,
45	ARM, 2.086%, 07/01/19	48
42	ARM, 2.328%, 04/01/30	44
723	ARM, 2.355%, 12/01/33	770
539	ARM, 2.482%, 10/01/36	573
1,214	ARM, 2.586%, 03/01/37	1,300
532	ARM, 2.693%, 12/01/34	568
548	ARM, 2.703%, 11/01/36	585
154	ARM, 2.714%, 10/01/36	164
394	ARM, 2.721%, 12/01/36	421
354	ARM, 2.722%, 02/01/36	375

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

274		ARM, 2.779%, 02/01/37	293
1,252		ARM, 2.864%, 04/01/34	1,324
716		ARM, 3.227%, 10/01/36	764
886		ARM, 4.896%, 02/01/36	952
956		ARM, 5.023%, 01/01/35	1,030
667		ARM, 5.069%, 07/01/36	719
188		ARM, 5.613%, 05/01/36	200
890		ARM, 6.066%, 11/01/36	960
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
956		4.000%, 08/01/18 - 05/01/19	1,016
167		4.500%, 08/01/18	177
502		5.000%, 12/01/18	536
4,179		5.500%, 06/01/17 - 01/01/24	4,524
69		6.000%, 04/01/18	75
656		6.500%, 08/01/16 - 02/01/19	702
24		7.000%, 01/01/17 - 04/01/17	26
—	(h)	7.500%, 10/01/14	—	(h)
3		8.500%, 11/01/15	3
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
3,362		3.500%, 01/01/32 - 03/01/32	3,561
153		6.000%, 12/01/22	168
449		6.500%, 11/01/22	498
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,033		4.000%, 09/01/35	2,165
7,083		4.500%, 05/01/41	7,600
7,172		5.000%, 09/01/34 - 08/01/40	7,855
2,857		5.500%, 10/01/33 - 07/01/35	3,140
508		6.000%, 12/01/33 - 01/01/34	577
3,113		6.500%, 11/01/34 - 11/01/36	3,569
807		7.000%, 07/01/32 - 10/01/36	934
958		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,129
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
10,379		3.500%, 10/01/32 - 06/01/42	11,109
5,328		4.000%, 06/01/42	5,840
498		5.500%, 10/01/33 - 01/01/34	539
1,215		6.000%, 02/01/33	1,330
164		7.000%, 07/01/29	178
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
4		12.000%, 08/01/15 - 07/01/19	4
		Federal National Mortgage Association,
172		ARM, 1.813%, 09/01/34	182

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
15	ARM, 1.904%, 03/01/19	16
1,073	ARM, 1.911%, 01/01/33	1,123
704	ARM, 2.065%, 07/01/36	748
1,691	ARM, 2.134%, 09/01/35	1,797
1,949	ARM, 2.141%, 01/01/35	2,068
392	ARM, 2.151%, 01/01/36	413
331	ARM, 2.170%, 07/01/34	351
609	ARM, 2.192%, 11/01/34	645
819	ARM, 2.269%, 01/01/35	867
366	ARM, 2.277%, 07/01/33 - 11/01/33	384
779	ARM, 2.294%, 08/01/34	824
8	ARM, 2.324%, 01/01/19	8
910	ARM, 2.325%, 07/01/33	970
739	ARM, 2.344%, 05/01/34	788
2,200	ARM, 2.378%, 04/01/35	2,342
928	ARM, 2.381%, 05/01/35	987
584	ARM, 2.385%, 04/01/35	620
262	ARM, 2.465%, 02/01/35	278
89	ARM, 2.470%, 04/01/34	95
398	ARM, 2.530%, 10/01/34	423
1,235	ARM, 2.533%, 06/01/35	1,307
398	ARM, 2.536%, 04/01/34	417
1,053	ARM, 2.567%, 11/01/34	1,114
234	ARM, 2.622%, 01/01/34	248
971	ARM, 2.637%, 10/01/34	1,030
658	ARM, 2.666%, 10/01/34	698
220	ARM, 2.669%, 09/01/35	235
390	ARM, 2.692%, 01/01/38	416
223	ARM, 2.720%, 05/01/35	235
339	ARM, 2.749%, 09/01/34	361
413	ARM, 2.752%, 08/01/34	440
321	ARM, 2.824%, 06/01/36	343
92	ARM, 2.898%, 09/01/27	97
622	ARM, 2.935%, 09/01/33	664
708	ARM, 3.192%, 10/01/36	756
142	ARM, 3.242%, 01/01/36	151
202	ARM, 3.319%, 02/01/34	214
80	ARM, 3.804%, 03/01/29	85
1,040	ARM, 4.925%, 07/01/33	1,108
575	ARM, 5.418%, 01/01/23	629
	Federal National Mortgage Association, 15 Year, Single Family,
1,077	3.500%, 09/01/18 - 07/01/19	1,142
3,104	4.000%, 07/01/18 - 11/01/18	3,328
5,502	4.500%, 06/01/18 - 12/01/19	5,969
1,334	5.000%, 12/01/16 - 08/01/24	1,445

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,324	5.500%, 03/01/20 - 07/01/20	1,420
7,464	6.000%, 06/01/16 - 01/01/24	8,177
295	6.500%, 03/01/17 - 08/01/20	320
304	7.000%, 03/01/17 - 09/01/17	326
8	7.500%, 03/01/17	9
3	8.000%, 11/01/15	3
	Federal National Mortgage Association, 20 Year, Single Family,
1,886	3.500%, 08/01/32	2,001
219	4.500%, 04/01/24	239
1,630	6.500%, 05/01/22 - 04/01/25	1,808
	Federal National Mortgage Association, 30 Year, FHA/VA,
119	6.000%, 09/01/33	134
1,715	6.500%, 03/01/29 - 08/01/39	1,948
47	7.000%, 02/01/33	56
57	8.000%, 06/01/28	68
34	9.000%, 05/01/18 - 12/01/25	37
	Federal National Mortgage Association, 30 Year, Single Family,
680	4.500%, 11/01/33 - 02/01/35	735
1,985	5.000%, 07/01/33 - 09/01/35	2,219
3,591	5.500%, 09/01/31 - 02/01/38	3,997
4,049	6.000%, 12/01/28 - 09/01/37	4,530
1,646	6.500%, 11/01/29 - 08/01/31	1,919
1,636	7.000%, 01/01/24 - 01/01/39	1,921
827	7.500%, 08/01/36 - 11/01/37	1,001
760	8.000%, 03/01/27 - 11/01/28	929
1	9.000%, 04/01/26	1
15	9.500%, 07/01/28	17
4	12.500%, 01/01/16	4
	Federal National Mortgage Association, Other,
1,498	VAR, 0.569%, 01/01/23	1,497
3,000	VAR, 0.599%, 10/01/22	2,999
2,995	VAR, 0.600%, 01/01/23	2,994
1,478	VAR, 0.949%, 01/01/19	1,488
982	VAR, 1.009%, 03/01/22	992
2,449	VAR, 6.070%, 11/01/18	2,648
2,000	0.000%, 03/01/63	2,000
2,000	1.690%, 12/01/19	2,011
10,000	1.750%, 03/01/63	9,987
1,500	2.000%, 12/01/20	1,503
2,000	2.004%, 07/01/19	2,038
4,569	2.097%, 08/01/19	4,700
2,991	2.190%, 12/01/22	2,988
2,000	2.211%, 04/01/19	2,086

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,495	2.221%, 04/01/19	1,546
4,083	2.283%, 12/01/22	4,083
234	2.350%, 03/15/18	234
5,360	2.390%, 12/01/22	5,428
5,523	2.418%, 12/01/22	5,568
3,375	2.449%, 11/01/22	3,417
3,000	2.459%, 12/01/22	3,037
3,000	2.460%, 02/01/23	3,049
3,500	2.480%, 12/01/22	3,547
5,789	2.490%, 10/01/17	6,133
4,000	2.531%, 11/01/22	4,028
3,000	2.604%, 10/01/22	3,071
3,000	2.670%, 07/01/22	3,075
6,962	2.690%, 10/01/17	7,415
3,301	2.841%, 03/01/22	3,427
3,850	2.970%, 11/01/18	4,147
1,482	3.038%, 05/01/22	1,564
7,181	3.070%, 01/01/22	7,654
453	3.100%, 03/15/20	453
4,500	3.100%, 02/01/22	4,774
3,878	3.224%, 01/01/22 - 05/01/22	4,144
9,961	3.230%, 11/01/20	10,757
1,511	3.255%, 12/01/21	1,622
2,802	3.265%, 02/01/22	3,002
2,000	3.290%, 10/01/20	2,167
3,963	3.306%, 02/01/22	4,250
2,261	3.368%, 01/01/22	2,438
2,000	3.461%, 11/01/20	2,172
970	3.487%, 11/01/20	1,059
1,985	3.500%, 12/01/32	2,111
2,000	3.503%, 08/01/17	2,180
1,970	3.520%, 01/01/18	2,167
1,480	3.544%, 09/01/20	1,615
2,905	3.600%, 09/01/20	3,198
7,600	3.621%, 09/01/20	8,331
4,931	3.658%, 10/01/20	5,410
1,928	3.740%, 07/01/20	2,139
989	3.761%, 01/01/25	1,071
2,983	3.802%, 09/01/20	3,298
3,000	3.895%, 09/01/21	3,349
2,939	3.906%, 09/01/21	3,275
6,851	3.916%, 09/01/21	7,638
1,985	3.930%, 07/01/20	2,227
4,796	3.947%, 06/01/17	5,271
4,750	3.980%, 11/01/16	4,986
1,540	3.999%, 01/01/21	1,723

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,556	4.000%, 11/01/33 - 07/01/42	4,914
5,000	4.019%, 09/01/21	5,608
2,000	4.061%, 01/01/21	2,248
7,956	4.081%, 07/01/20 - 07/01/21	8,946
1,446	4.130%, 07/01/20	1,638
2,380	4.250%, 04/01/21	2,728
1,691	4.257%, 04/01/20	1,914
4,471	4.267%, 11/01/19 - 08/01/21	5,066
2,096	4.290%, 06/01/20	2,396
1,486	4.350%, 04/01/20	1,704
1,461	4.380%, 01/01/21	1,683
1,913	4.381%, 11/01/19	2,189
2,000	4.390%, 05/01/21	2,308
2,000	4.391%, 04/01/21	2,292
2,000	4.402%, 07/01/21	2,292
2,448	4.443%, 08/01/20 - 04/01/21	2,800
1,463	4.444%, 01/01/21	1,690
1,471	4.461%, 07/01/21	1,697
2,152	4.474%, 04/01/21	2,473
5,000	4.484%, 06/01/21	5,765
948	4.500%, 03/01/20	1,084
966	4.514%, 04/01/20	1,113
1,982	4.515%, 02/01/20	2,279
6,770	4.530%, 12/01/19	7,922
4,325	4.540%, 01/01/20	4,997
2,000	4.546%, 02/01/20	2,298
2,932	4.629%, 02/01/21	3,392
3,913	4.794%, 01/01/21	4,559
299	5.400%, 03/15/43	298
635	5.500%, 03/01/17 - 09/01/33	682
2,233	6.000%, 09/01/37 - 06/01/39	2,379
755	6.500%, 01/01/36 - 07/01/36	837
109	7.000%, 10/01/46	122
84	10.890%, 04/15/19	92
	Government National Mortgage Association II, 30 Year, Single Family,
427	4.500%, 08/20/33	469
5,995	6.000%, 09/20/38	6,903
75	7.500%, 02/20/28 - 09/20/28	92
121	8.000%, 12/20/25 - 09/20/28	151
34	8.500%, 05/20/25	42
	Government National Mortgage Association, 15 Year, Single Family,
87	6.500%, 06/15/17	93
90	8.000%, 01/15/16	94

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association, 30 Year, Single Family,
371	6.500%, 03/15/28 - 04/15/33	434
262	7.000%, 02/15/33 - 06/15/33	309
87	7.500%, 11/15/22 - 11/15/31	98
20	8.000%, 09/15/22 - 08/15/28	22
4	9.000%, 12/15/16	4
957	9.500%, 10/15/24	1,100

	Total Mortgage Pass-Through Securities (Cost $427,848)	451,922

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
440	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	566
350	State of California, Build America Bonds, GO, 7.300%, 10/01/39	490

		1,056

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	159

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	450
1,825	Port Authority of New York & New Jersey, Taxable Consolidated 164, Rev., 5.647%, 11/01/40	2,255
2,500	Port Authority of New York & New Jersey, Taxable Consolidated 174, Rev., 4.458%, 10/01/62	2,522

		5,227

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,765
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,684

		3,449

	Total Municipal Bonds (Cost $8,740)	9,891

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	4,012
	Corp. Andina de Fomento,
641	3.750%, 01/15/16	679
397	5.200%, 05/21/13	401

	Total Supranational (Cost $5,049)	5,092

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 1.5%
646	Federal Farm Credit Banks, 5.125%, 11/15/18	783
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,052
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,764
1,000	5.000%, 05/11/17	1,178
	Financing Corp. Fico,
3,500	Zero Coupon, 05/11/18	3,288
2,000	Zero Coupon, 04/05/19	1,810
1,240	Zero Coupon, 09/26/19	1,115
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,875
5,000	Zero Coupon, 04/01/16	4,803
13,319	Zero Coupon, 10/01/19	11,616
	Residual Funding Corp. STRIPS,
4,000	Zero Coupon, 10/15/19	3,624
11,050	Zero Coupon, 07/15/20	9,757
4,930	Zero Coupon, 10/15/20	4,310
	Tennessee Valley Authority,
304	4.625%, 09/15/60	347
765	5.880%, 04/01/36	1,055
2,000	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	1,790

	Total U.S. Government Agency Securities (Cost $54,459)	57,167

U.S. Treasury Obligations — 25.0%
	U.S. Treasury Bonds,
7,575	4.500%, 02/15/36	9,665
600	4.500%, 05/15/38	768
300	4.500%, 08/15/39	385
1,500	4.750%, 02/15/37	1,984
1,000	5.000%, 05/15/37	1,368
1,250	5.375%, 02/15/31	1,740
750	6.125%, 11/15/27	1,093
300	6.125%, 08/15/29	445
2,296	6.250%, 08/15/23	3,249
900	6.250%, 05/15/30	1,359
400	6.625%, 02/15/27	604
4,690	7.500%, 11/15/16	5,894
1,881	7.875%, 02/15/21	2,801
864	8.125%, 05/15/21	1,312
2,225	8.500%, 02/15/20	3,318
1,500	8.750%, 05/15/20	2,281
6,675	8.750%, 08/15/20	10,232
22,765	8.875%, 08/15/17	31,019

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	449
799	3.625%, 04/15/28 (m)	1,773
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,114
1,500	0.625%, 04/15/13	1,635
1,000	1.125%, 01/15/21	1,236
1,000	1.250%, 04/15/14	1,125
630	1.375%, 07/15/18	787
2,000	2.000%, 01/15/14	2,578
	U.S. Treasury Notes,
1,500	0.250%, 10/31/13	1,501
3,560	0.875%, 01/31/18	3,581
4,510	1.000%, 11/30/19	4,454
11,635	1.375%, 11/30/18	11,915
4,900	1.500%, 08/31/18	5,060
2,000	1.750%, 04/15/13	2,004
1,000	1.750%, 01/31/14	1,015
31,000	1.750%, 10/31/18 (m)	32,414
1,000	1.875%, 02/28/14	1,017
2,000	1.875%, 04/30/14	2,039
12,245	2.125%, 12/31/15	12,862
21,972	2.625%, 12/31/14	22,932
1,000	2.625%, 02/29/16	1,068
4,575	2.625%, 04/30/16	4,895
9,300	2.625%, 01/31/18	10,145
700	2.625%, 08/15/20	763
1,000	2.625%, 11/15/20	1,089
500	2.750%, 10/31/13	509
19,485	2.750%, 05/31/17	21,240
7,500	2.750%, 12/31/17	8,224
1,000	3.125%, 04/30/13	1,005
8,000	3.125%, 10/31/16	8,765
6,015	3.125%, 04/30/17	6,643
11,638	3.125%, 05/15/19	13,111
5,400	3.125%, 05/15/21	6,071
15,700	3.250%, 12/31/16	17,323
12,300	3.250%, 03/31/17	13,630
2,000	3.375%, 07/31/13	2,027
900	3.500%, 02/15/18	1,020
1,000	3.500%, 05/15/20	1,153
7,000	3.625%, 02/15/21	8,144
10,000	4.000%, 02/15/15	10,732
2,000	4.250%, 08/15/13	2,038
3,725	4.500%, 11/15/15	4,143
10,375	4.750%, 08/15/17	12,251

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury STRIPS,
14,400	02/15/14 (m)	14,373
7,665	08/15/14 (m)	7,640
23,533	11/15/14 (m)	23,437
20,680	02/15/15	20,573
17,230	02/15/15 (m)	17,141
3,926	05/15/15	3,900
3,253	08/15/15	3,227
28,397	11/15/15	28,130
5,445	11/15/15	5,395
51,751	02/15/16	51,171
14,070	05/15/16	13,877
1,000	05/15/16	986
5,681	08/15/16	5,587
15,857	11/15/16	15,546
20,629	02/15/17	20,151
21,411	08/15/17	20,767
20,589	11/15/17	19,881
2,000	02/15/18	1,923
8,400	05/15/18	8,039
16,241	08/15/18	15,463
6,982	02/15/19	6,568
10,595	05/15/19	9,903
22,360	08/15/19	20,757
2,435	02/15/20	2,227
67,929	05/15/20 (m)	61,635
250	05/15/20	227
37,935	08/15/20 (m)	34,157
655	11/15/20	585
345	02/15/21	305
17,000	05/15/21	14,883
4,300	08/15/21	3,731
8,025	11/15/21	6,888
6,778	02/15/22	5,764
5,487	02/15/23	4,482
1,000	05/15/23	809
200	05/15/24	155
600	08/15/24	460
1,400	11/15/24	1,063
1,000	02/15/26	719
1,500	05/15/26	1,067
1,592	08/15/26	1,120
28,150	11/15/26	19,600
28,300	02/15/27	19,482
3,550	05/15/27	2,418
5,000	08/15/27	3,368

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
800	11/15/27	533
8,860	02/15/28	5,844
1,600	05/15/28	1,045
3,000	08/15/28	1,939
2,500	11/15/28	1,599
925	02/15/29	585
1,600	08/15/29	992
1,650	11/15/29	1,013
21,300	02/15/30	12,949
2,000	05/15/30	1,204
8,200	08/15/30	4,890
7,425	11/15/30	4,383
800	02/15/31	468
2,000	05/15/31	1,158
1,500	08/15/31	860
3,000	11/15/31	1,704
750	02/15/32	422
1,000	05/15/32	557
350	08/15/32	193
6,140	11/15/32	3,356
11,150	05/15/33	5,973
3,050	08/15/33	1,618

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,500	11/15/33	2,361
4,000	02/15/34	2,080
2,800	05/15/34	1,442
1,650	08/15/34	841
2,850	02/15/35	1,424
800	05/15/35	396
100	08/15/35	49

	Total U.S. Treasury Obligations (Cost $846,634)	928,455

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
82,653	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $82,653)	82,653

	Total Investments — 100.0% (Cost $3,440,624)	3,713,215
	Other Assets in Excess of Liabilities — 0.0% (g)	553

	NET ASSETS — 100.0%	$3,713,768

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 11.3%
	Auto Components — 0.3%
3	BorgWarner, Inc. (a)	205
7	Delphi Automotive plc, (United Kingdom) (a)	291
6	Goodyear Tire & Rubber Co. (The) (a)	75
16	Johnson Controls, Inc.	506

		1,077

	Automobiles — 0.4%
90	Ford Motor Co.	1,132
5	Harley-Davidson, Inc.	280

		1,412

	Distributors — 0.1%
4	Genuine Parts Co.	259

	Diversified Consumer Services — 0.1%
2	Apollo Group, Inc., Class A (a)	40
6	H&R Block, Inc.	159

		199

	Hotels, Restaurants & Leisure — 1.8%
10	Carnival Corp.	375
1	Chipotle Mexican Grill, Inc. (a)	235
3	Darden Restaurants, Inc.	140
6	International Game Technology	100
6	Marriott International, Inc., Class A	229
24	McDonald’s Corp.	2,266
18	Starbucks Corp.	960
5	Starwood Hotels & Resorts Worldwide, Inc.	278
3	Wyndham Worldwide Corp.	199
2	Wynn Resorts Ltd.	219
11	Yum! Brands, Inc.	696

		5,697

	Household Durables — 0.3%
7	D.R. Horton, Inc.	147
3	Garmin Ltd., (Switzerland)	88
2	Harman International Industries, Inc.	68
3	Leggett & Platt, Inc.	102
4	Lennar Corp., Class A	149
7	Newell Rubbermaid, Inc.	158
8	PulteGroup, Inc. (a)	153
2	Whirlpool Corp.	207

		1,072

	Internet & Catalog Retail — 1.1%
9	Amazon.com, Inc. (a)	2,254
2	Expedia, Inc.	140
1	Netflix, Inc. (a)	246

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Catalog Retail — Continued
1		priceline.com, Inc. (a)	807
3		TripAdvisor, Inc. (a)	117

			3,564

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	109
8		Mattel, Inc.	329

			438

		Media — 3.4%
5		Cablevision Systems Corp., Class A	71
14		CBS Corp. (Non-Voting), Class B	603
63		Comcast Corp., Class A	2,489
14		DIRECTV (a)	685
6		Discovery Communications, Inc., Class A (a)	412
5		Gannett Co., Inc.	108
10		Interpublic Group of Cos., Inc. (The)	130
47		News Corp., Class A	1,367
6		Omnicom Group, Inc.	358
2		Scripps Networks Interactive, Inc., Class A	129
7		Time Warner Cable, Inc.	614
22		Time Warner, Inc.	1,185
11		Viacom, Inc., Class B	636
42		Walt Disney Co. (The)	2,277
—	(h)	Washington Post Co. (The), Class B	42

			11,106

		Multiline Retail — 0.8%
6		Dollar General Corp. (a)	286
5		Dollar Tree, Inc. (a)	242
2		Family Dollar Stores, Inc.	130
3		J.C. Penney Co., Inc.	59
5		Kohl’s Corp.	230
9		Macy’s, Inc.	382
4		Nordstrom, Inc.	194
15		Target Corp.	964

			2,487

		Specialty Retail — 2.2%
2		Abercrombie & Fitch Co., Class A	87
1		AutoNation, Inc. (a)	40
1		AutoZone, Inc. (a)	330
5		Bed Bath & Beyond, Inc. (a)	306
6		Best Buy Co., Inc.	103
5		CarMax, Inc. (a)	207
3		GameStop Corp., Class A	72
7		Gap, Inc. (The)	230

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Specialty Retail — Continued
35		Home Depot, Inc. (The)	2,411
6		Limited Brands, Inc.	257
26		Lowe’s Cos., Inc.	1,010
3		O’Reilly Automotive, Inc. (a)	275
3		PetSmart, Inc.	165
5		Ross Stores, Inc.	304
16		Staples, Inc.	209
3		Tiffany & Co.	188
17		TJX Cos., Inc.	772
3		Urban Outfitters, Inc. (a)	104

			7,070

		Textiles, Apparel & Luxury Goods — 0.7%
7		Coach, Inc.	323
1		Fossil, Inc. (a)	131
17		NIKE, Inc., Class B	936
2		PVH Corp.	223
1		Ralph Lauren Corp.	250
2		V.F. Corp.	334

			2,197

		Total Consumer Discretionary	36,578

		Consumer Staples — 10.7%
		Beverages — 2.4%
4		Beam, Inc.	229
4		Brown-Forman Corp., Class B	234
91		Coca-Cola Co. (The)	3,515
6		Coca-Cola Enterprises, Inc.	227
4		Constellation Brands, Inc., Class A (a)	158
—	(h)	Crimson Wine Group Ltd. (a)	4
5		Dr. Pepper Snapple Group, Inc.	214
4		Molson Coors Brewing Co., Class B	162
4		Monster Beverage Corp. (a)	177
36		PepsiCo, Inc.	2,759

			7,679

		Food & Staples Retailing — 2.3%
10		Costco Wholesale Corp.	1,031
29		CVS Caremark Corp.	1,500
12		Kroger Co. (The)	353
6		Safeway, Inc.	134
14		Sysco Corp.	445
20		Walgreen Co.	828
39		Wal-Mart Stores, Inc.	2,787
4		Whole Foods Market, Inc.	348

			7,426

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 1.8%
16	Archer-Daniels-Midland Co.	494
4	Campbell Soup Co.	174
10	ConAgra Foods, Inc.	327
4	Dean Foods Co. (a)	72
15	General Mills, Inc.	703
8	H.J. Heinz Co.	547
4	Hershey Co. (The)	293
3	Hormel Foods Corp.	118
3	JM Smucker Co. (The)	243
6	Kellogg Co.	352
14	Kraft Foods Group, Inc.	676
3	McCormick & Co., Inc. (Non-Voting)	210
5	Mead Johnson Nutrition Co.	358
42	Mondelez International, Inc., Class A	1,157
7	Tyson Foods, Inc., Class A	153

		5,877

	Household Products — 2.2%
3	Clorox Co. (The)	258
10	Colgate-Palmolive Co.	1,196
9	Kimberly-Clark Corp.	868
64	Procter & Gamble Co. (The)	4,903

		7,225

	Personal Products — 0.2%
10	Avon Products, Inc.	199
6	Estee Lauder Cos., Inc. (The), Class A	362

		561

	Tobacco — 1.8%
48	Altria Group, Inc.	1,599
9	Lorillard, Inc.	352
39	Philip Morris International, Inc.	3,608
8	Reynolds American, Inc.	334

		5,893

	Total Consumer Staples	34,661

	Energy — 11.0%
	Energy Equipment & Services — 1.9%
10	Baker Hughes, Inc.	464
6	Cameron International Corp. (a)	370
2	Diamond Offshore Drilling, Inc.	114
5	Ensco plc, (United Kingdom), Class A	329
6	FMC Technologies, Inc. (a)	290
22	Halliburton Co.	907
2	Helmerich & Payne, Inc.	165
7	Nabors Industries Ltd., (Bermuda) (a)	114

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
10	National Oilwell Varco, Inc.	685
6	Noble Corp., (Switzerland)	213
3	Rowan Cos. plc, Class A (a)	101
31	Schlumberger Ltd.	2,433

		6,185

	Oil, Gas & Consumable Fuels — 9.1%
12	Anadarko Petroleum Corp.	936
9	Apache Corp.	684
5	Cabot Oil & Gas Corp.	306
12	Chesapeake Energy Corp.	246
46	Chevron Corp.	5,397
29	ConocoPhillips	1,656
5	CONSOL Energy, Inc.	172
9	Denbury Resources, Inc. (a)	165
9	Devon Energy Corp.	481
6	EOG Resources, Inc.	801
4	EQT Corp.	222
107	Exxon Mobil Corp.	9,611
7	Hess Corp.	465
15	Kinder Morgan, Inc.	552
17	Marathon Oil Corp.	557
8	Marathon Petroleum Corp.	662
4	Murphy Oil Corp.	265
3	Newfield Exploration Co. (a)	74
4	Noble Energy, Inc.	464
19	Occidental Petroleum Corp.	1,570
6	Peabody Energy Corp.	136
15	Phillips 66	927
3	Pioneer Natural Resources Co.	390
4	QEP Resources, Inc.	128
4	Range Resources Corp.	294
8	Southwestern Energy Co. (a)	282
16	Spectra Energy Corp.	455
3	Tesoro Corp.	186
13	Valero Energy Corp.	594
16	Williams Cos., Inc. (The)	550
5	WPX Energy, Inc. (a)	67

		29,295

	Total Energy	35,480

	Financials — 15.6%
	Capital Markets — 2.1%
5	Ameriprise Financial, Inc.	338
28	Bank of New York Mellon Corp. (The)	746
3	BlackRock, Inc.	708

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
26	Charles Schwab Corp. (The)	419
6	E*TRADE Financial Corp. (a)	65
3	Franklin Resources, Inc.	459
10	Goldman Sachs Group, Inc. (The)	1,557
10	Invesco Ltd.	280
3	Legg Mason, Inc.	79
33	Morgan Stanley	734
5	Northern Trust Corp.	273
11	State Street Corp.	619
6	T. Rowe Price Group, Inc.	427

		6,704

	Commercial Banks — 2.7%
16	BB&T Corp.	500
4	Comerica, Inc.	154
21	Fifth Third Bancorp	335
6	First Horizon National Corp.	62
20	Huntington Bancshares, Inc.	141
22	KeyCorp	206
3	M&T Bank Corp.	292
12	PNC Financial Services Group, Inc.	777
33	Regions Financial Corp.	254
13	SunTrust Banks, Inc.	350
44	U.S. Bancorp	1,504
115	Wells Fargo & Co.	4,043
4	Zions Bancorp	105

		8,723

	Consumer Finance — 0.9%
23	American Express Co.	1,424
14	Capital One Financial Corp.	699
12	Discover Financial Services	458
11	SLM Corp.	206

		2,787

	Diversified Financial Services — 3.6%
254	Bank of America Corp.	2,849
69	Citigroup, Inc.	2,897
7	CME Group, Inc.	432
2	IntercontinentalExchange, Inc. (a)	265
89	JPMorgan Chase & Co. (q)	4,377
5	Leucadia National Corp.	126
7	McGraw-Hill Cos., Inc. (The)	304
5	Moody’s Corp.	220
3	NASDAQ OMX Group, Inc. (The)	87
6	NYSE Euronext	213

		11,770

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 4.1%
8	ACE Ltd., (Switzerland)	683
11	Aflac, Inc.	551
11	Allstate Corp. (The)	522
35	American International Group, Inc. (a)	1,321
8	Aon plc, (United Kingdom)	458
2	Assurant, Inc.	78
43	Berkshire Hathaway, Inc., Class B (a)	4,386
6	Chubb Corp. (The)	518
3	Cincinnati Financial Corp.	155
12	Genworth Financial, Inc., Class A (a)	99
10	Hartford Financial Services Group, Inc.	243
6	Lincoln National Corp.	191
7	Loews Corp.	316
13	Marsh & McLennan Cos., Inc.	476
26	MetLife, Inc.	910
6	Principal Financial Group, Inc.	205
13	Progressive Corp. (The)	319
11	Prudential Financial, Inc.	607
2	Torchmark Corp.	126
9	Travelers Cos., Inc. (The)	722
6	Unum Group	158
7	XL Group plc, (Ireland)	203

		13,247

	Real Estate Investment Trusts (REITs) — 2.1%
9	American Tower Corp.	722
3	Apartment Investment & Management Co., Class A	102
3	AvalonBay Communities, Inc.	336
4	Boston Properties, Inc.	369
8	Equity Residential	417
11	HCP, Inc.	520
6	Health Care REIT, Inc.	392
17	Host Hotels & Resorts, Inc.	284
10	Kimco Realty Corp.	209
4	Plum Creek Timber Co., Inc.	184
11	Prologis, Inc.	423
3	Public Storage	513
7	Simon Property Group, Inc.	1,157
7	Ventas, Inc.	492
4	Vornado Realty Trust	320
13	Weyerhaeuser Co.	375

		6,815

	Real Estate Management & Development — 0.0% (g)
7	CBRE Group, Inc., Class A (a)	172

SHARES	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — 0.1%
11	Hudson City Bancorp, Inc.	95
8	People’s United Financial, Inc.	107

		202

	Total Financials	50,420

	Health Care — 12.1%
	Biotechnology — 1.7%
5	Alexion Pharmaceuticals, Inc. (a)	397
18	Amgen, Inc.	1,651
6	Biogen Idec, Inc. (a)	926
10	Celgene Corp. (a)	1,027
36	Gilead Sciences, Inc. (a)	1,524

		5,525

	Health Care Equipment & Supplies — 2.1%
37	Abbott Laboratories	1,257
13	Baxter International, Inc.	874
5	Becton, Dickinson & Co.	408
32	Boston Scientific Corp. (a)	239
2	C.R. Bard, Inc.	178
5	CareFusion Corp. (a)	171
11	Covidien plc, (Ireland)	708
3	DENTSPLY International, Inc.	138
3	Edwards Lifesciences Corp. (a)	234
1	Intuitive Surgical, Inc. (a)	477
24	Medtronic, Inc.	1,070
7	St. Jude Medical, Inc.	298
7	Stryker Corp.	435
3	Varian Medical Systems, Inc. (a)	182
4	Zimmer Holdings, Inc.	306

		6,975

	Health Care Providers & Services — 1.9%
8	Aetna, Inc.	372
6	AmerisourceBergen Corp.	262
8	Cardinal Health, Inc.	370
7	Cigna Corp.	393
3	Coventry Health Care, Inc.	144
2	DaVita HealthCare Partners, Inc. (a)	236
19	Express Scripts Holding Co. (a)	1,094
4	Humana, Inc.	254
2	Laboratory Corp. of America Holdings (a)	197
6	McKesson Corp.	590
2	Patterson Cos., Inc.	72
4	Quest Diagnostics, Inc.	210
3	Tenet Healthcare Corp. (a)	98

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
24	UnitedHealth Group, Inc.	1,285
7	WellPoint, Inc.	444

		6,021

	Health Care Technology — 0.1%
3	Cerner Corp. (a)	300

	Life Sciences Tools & Services — 0.5%
8	Agilent Technologies, Inc.	340
4	Life Technologies Corp. (a)	236
3	PerkinElmer, Inc.	92
8	Thermo Fisher Scientific, Inc.	626
2	Waters Corp. (a)	190

		1,484

	Pharmaceuticals — 5.8%
37	AbbVie, Inc.	1,374
3	Actavis, Inc. (a)	256
7	Allergan, Inc.	785
39	Bristol-Myers Squibb Co.	1,436
24	Eli Lilly & Co.	1,314
6	Forest Laboratories, Inc. (a)	203
4	Hospira, Inc. (a)	114
65	Johnson & Johnson	4,965
72	Merck & Co., Inc.	3,058
10	Mylan, Inc. (a)	284
2	Perrigo Co.	235
173	Pfizer, Inc.	4,743

		18,767

	Total Health Care	39,072

	Industrials — 10.1%
	Aerospace & Defense — 2.3%
16	Boeing Co. (The)	1,229
8	General Dynamics Corp.	531
18	Honeywell International, Inc.	1,293
2	L-3 Communications Holdings, Inc.	169
6	Lockheed Martin Corp.	556
6	Northrop Grumman Corp.	380
3	Precision Castparts Corp.	639
8	Raytheon Co.	424
3	Rockwell Collins, Inc.	198
7	Textron, Inc.	191
20	United Technologies Corp.	1,797

		7,407

SHARES	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — 0.8%
4	C.H. Robinson Worldwide, Inc.	216
5	Expeditors International of Washington, Inc.	191
7	FedEx Corp.	725
17	United Parcel Service, Inc., Class B	1,392

		2,524

	Airlines — 0.1%
17	Southwest Airlines Co.	203

	Building Products — 0.0% (g)
8	Masco Corp.	162

	Commercial Services & Supplies — 0.5%
5	ADT Corp. (The)	262
2	Avery Dennison Corp.	96
2	Cintas Corp.	110
4	Iron Mountain, Inc.	135
5	Pitney Bowes, Inc.	62
7	Republic Services, Inc.	221
2	Stericycle, Inc. (a)	194
11	Tyco International Ltd., (Switzerland)	351
10	Waste Management, Inc.	383

		1,814

	Construction & Engineering — 0.2%
4	Fluor Corp.	243
3	Jacobs Engineering Group, Inc. (a)	150
5	Quanta Services, Inc. (a)	142

		535

	Electrical Equipment — 0.7%
11	Eaton Corp. plc, (Ireland)	674
17	Emerson Electric Co.	966
3	Rockwell Automation, Inc.	296
2	Roper Industries, Inc.	289

		2,225

	Industrial Conglomerates — 2.5%
15	3M Co.	1,558
14	Danaher Corp.	844
247	General Electric Co.	5,731

		8,133

	Machinery — 1.9%
15	Caterpillar, Inc.	1,422
4	Cummins, Inc.	482
9	Deere & Co.	810
4	Dover Corp.	309
1	Flowserve Corp.	189

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
10	Illinois Tool Works, Inc.	617
7	Ingersoll-Rand plc, (Ireland)	347
2	Joy Global, Inc.	158
8	PACCAR, Inc.	394
3	Pall Corp.	178
4	Parker Hannifin Corp.	332
5	Pentair Ltd., (Switzerland)	264
1	Snap-on, Inc.	110
4	Stanley Black & Decker, Inc.	313
4	Xylem, Inc.	120

		6,045

	Professional Services — 0.1%
1	Dun & Bradstreet Corp. (The)	85
3	Equifax, Inc.	155
3	Robert Half International, Inc.	118

		358

	Road & Rail — 0.8%
24	CSX Corp.	557
7	Norfolk Southern Corp.	543
1	Ryder System, Inc.	68
11	Union Pacific Corp.	1,518

		2,686

	Trading Companies & Distributors — 0.2%
6	Fastenal Co.	328
1	W.W. Grainger, Inc.	318

		646

	Total Industrials	32,738

	Information Technology — 18.0%
	Communications Equipment — 1.9%
125	Cisco Systems, Inc.	2,606
2	F5 Networks, Inc. (a)	176
3	Harris Corp.	128
6	JDS Uniphase Corp. (a)	78
12	Juniper Networks, Inc. (a)	251
7	Motorola Solutions, Inc.	411
40	QUALCOMM, Inc.	2,632

		6,282

	Computers & Peripherals — 4.1%
22	Apple, Inc.	9,774
34	Dell, Inc.	479
50	EMC Corp. (a)	1,141
46	Hewlett-Packard Co.	932
8	NetApp, Inc. (a)	285

SHARES	SECURITY DESCRIPTION	VALUE($)

	Computers & Peripherals — Continued
6	SanDisk Corp. (a)	287
8	Seagate Technology plc, (Ireland)	254
5	Western Digital Corp.	244

		13,396

	Electronic Equipment, Instruments & Components — 0.4%
4	Amphenol Corp., Class A	267
35	Corning, Inc.	439
4	FLIR Systems, Inc.	93
4	Jabil Circuit, Inc.	83
3	Molex, Inc.	90
10	TE Connectivity Ltd., (Switzerland)	399

		1,371

	Internet Software & Services — 2.3%
4	Akamai Technologies, Inc. (a)	154
27	eBay, Inc. (a)	1,499
6	Google, Inc., Class A (a)	5,020
4	VeriSign, Inc. (a)	167
24	Yahoo!, Inc. (a)	522

		7,362

	IT Services — 3.8%
15	Accenture plc, (Ireland), Class A	1,118
11	Automatic Data Processing, Inc.	701
7	Cognizant Technology Solutions Corp., Class A (a)	542
4	Computer Sciences Corp.	176
6	Fidelity National Information Services, Inc.	221
3	Fiserv, Inc. (a)	258
25	International Business Machines Corp.	5,021
3	MasterCard, Inc., Class A	1,302
8	Paychex, Inc.	252
7	SAIC, Inc.	79
4	Teradata Corp. (a)	231
4	Total System Services, Inc.	90
12	Visa, Inc., Class A	1,947
14	Western Union Co. (The)	197

		12,135

	Office Electronics — 0.1%
30	Xerox Corp.	241

	Semiconductors & Semiconductor Equipment — 2.0%
14	Advanced Micro Devices, Inc. (a)	35
8	Altera Corp.	267
7	Analog Devices, Inc.	321
28	Applied Materials, Inc.	386

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
12	Broadcom Corp., Class A	417
1	First Solar, Inc. (a)	36
117	Intel Corp.	2,442
4	KLA-Tencor Corp.	215
4	Lam Research Corp. (a)	171
5	Linear Technology Corp.	208
13	LSI Corp. (a)	91
5	Microchip Technology, Inc.	167
24	Micron Technology, Inc. (a)	201
15	NVIDIA Corp.	186
4	Teradyne, Inc. (a)	74
26	Texas Instruments, Inc.	907
6	Xilinx, Inc.	229

		6,353

	Software — 3.4%
12	Adobe Systems, Inc. (a)	458
5	Autodesk, Inc. (a)	194
3	BMC Software, Inc. (a)	135
8	CA, Inc.	193
4	Citrix Systems, Inc. (a)	312
7	Electronic Arts, Inc. (a)	126
7	Intuit, Inc.	422
178	Microsoft Corp.	4,957
88	Oracle Corp.	3,031
5	Red Hat, Inc. (a)	231
3	Salesforce.com, Inc. (a)	520
16	Symantec Corp. (a)	383

		10,962

	Total Information Technology	58,102

	Materials — 3.4%
	Chemicals — 2.4%
5	Air Products & Chemicals, Inc.	433
2	Airgas, Inc.	166
1	CF Industries Holdings, Inc.	297
28	Dow Chemical Co. (The)	895
22	E.I. du Pont de Nemours & Co.	1,051
4	Eastman Chemical Co.	252
6	Ecolab, Inc.	475
3	FMC Corp.	195
2	International Flavors & Fragrances, Inc.	140
9	LyondellBasell Industries N.V., (Netherlands), Class A	524
13	Monsanto Co.	1,271
7	Mosaic Co. (The)	381

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
3	PPG Industries, Inc.	453
7	Praxair, Inc.	791
2	Sherwin-Williams Co. (The)	326
3	Sigma-Aldrich Corp.	218

		7,868

	Construction Materials — 0.1%
3	Vulcan Materials Co.	155

	Containers & Packaging — 0.1%
4	Ball Corp.	161
2	Bemis Co., Inc.	91
4	Owens-Illinois, Inc. (a)	99
5	Sealed Air Corp.	101

		452

	Metals & Mining — 0.6%
25	Alcoa, Inc.	214
3	Allegheny Technologies, Inc.	77
3	Cliffs Natural Resources, Inc.	85
22	Freeport-McMoRan Copper & Gold, Inc.	713
12	Newmont Mining Corp.	471
7	Nucor Corp.	337
3	United States Steel Corp.	71

		1,968

	Paper & Forest Products — 0.2%
10	International Paper Co.	455
4	MeadWestvaco Corp.	147

		602

	Total Materials	11,045

	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.7%
134	AT&T, Inc.	4,801
15	CenturyLink, Inc.	509
24	Frontier Communications Corp.	97
67	Verizon Communications, Inc.	3,126
14	Windstream Corp.	119

		8,652

	Wireless Telecommunication Services — 0.3%
7	Crown Castle International Corp. (a)	482
7	MetroPCS Communications, Inc. (a)	73
71	Sprint Nextel Corp. (a)	410

		965

	Total Telecommunication Services	9,617

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 3.4%
	Electric Utilities — 2.0%
11	American Electric Power Co., Inc.	534
17	Duke Energy Corp.	1,148
8	Edison International	368
4	Entergy Corp.	261
20	Exelon Corp.	623
10	FirstEnergy Corp.	389
10	NextEra Energy, Inc.	716
7	Northeast Utilities	307
5	Pepco Holdings, Inc.	110
3	Pinnacle West Capital Corp.	144
14	PPL Corp.	422
21	Southern Co. (The)	926
11	Xcel Energy, Inc.	329

		6,277

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	111
5	ONEOK, Inc.	216

		327

	Independent Power Producers & Energy Traders — 0.1%
15	AES Corp. (The)	169
8	NRG Energy, Inc.	182

		351

	Multi-Utilities — 1.2%
6	Ameren Corp.	193
10	CenterPoint Energy, Inc.	216
6	CMS Energy Corp.	165
7	Consolidated Edison, Inc.	407
14	Dominion Resources, Inc.	757
4	DTE Energy Co.	270
2	Integrys Energy Group, Inc.	104
7	NiSource, Inc.	202
10	PG&E Corp.	432

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
12	Public Service Enterprise Group, Inc.	388
3	SCANA Corp.	151
5	Sempra Energy	412
5	TECO Energy, Inc.	83
5	Wisconsin Energy Corp.	224

		4,004

	Total Utilities	10,959

	Total Common Stocks (Cost $203,061)	318,672

Investment Company — 0.1%
3	SPDR S&P 500 ETF Trust (Cost $347)	424

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.8%
U.S. Treasury Obligation — 0.1%
325	U.S. Treasury Bills, 0.055%, 04/04/13 (k) (n) (Cost $325)	325

SHARES
	Investment Company — 0.7%
2,385	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $2,385)	2,385

	Total Short-Term Investments (Cost $2,710)	2,710

	Total Investments — 99.5% (Cost $206,118)	321,806
	Other Assets in Excess of Liabilities — 0.5%	1,529

	NET ASSETS — 100.0%	$323,335

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
45	E-mini S&P 500	03/15/13	$3,405	$165

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.2%
158	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.002%, 12/27/22 (e)	160
	Ally Auto Receivables Trust,
49	Series 2010-4, Class A3, 0.910%, 11/17/14	49
124	Series 2012-1, Class A3, 0.930%, 02/16/16	125
377	Series 2012-2, Class A3, 0.740%, 04/15/16	379
216	Series 2012-4, Class A2, 0.480%, 05/15/15	216
198	Series 2012-5, Class A2, 0.450%, 07/15/15	198
	American Credit Acceptance Receivables Trust,
83	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	84
221	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	222
76	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	76
	AmeriCredit Automobile Receivables Trust,
48	Series 2010-3, Class A3, 1.140%, 04/08/15	48
36	Series 2010-4, Class A3, 1.270%, 04/08/15	36
15	Series 2011-3, Class A2, 0.840%, 11/10/14	15
219	Series 2011-5, Class A3, 1.550%, 07/08/16	222
122	Series 2012-1, Class A2, 0.910%, 10/08/15	122
94	Series 2012-1, Class A3, 1.230%, 09/08/16	95
70	Series 2012-4, Class A2, 0.490%, 04/08/16	70
196	Series 2013-1, Class A2, 0.490%, 06/08/16	196
53	Series 2013-1, Class A3, 0.610%, 10/10/17	53
	Bank of America Auto Trust,
49	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	49
123	Series 2010-2, Class A4, 1.940%, 06/15/17	123
57	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.572%, 04/25/36	53
	BMW Vehicle Lease Trust,
146	Series 2013-1, Class A2, 0.400%, 01/20/15	146
48	Series 2013-1, Class A3, 0.540%, 09/21/15	48
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	102
141	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	141
247	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	247
45	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	45
170	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	175
	CNH Equipment Trust,
63	Series 2010-C, Class A3, 1.170%, 05/15/15	63

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

23	Series 2012-A, Class A2, 0.650%, 07/15/15	23
99	Series 2012-A, Class A3, 0.940%, 05/15/17	100
158	Series 2012-C, Class A2, 0.440%, 02/16/16	158
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
	CPS Auto Receivables Trust,
64	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	67
58	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	59
333	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	334
204	Discover Card Master Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	206
100	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	100
	First Investors Auto Owner Trust,
96	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	96
100	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	100
	Ford Credit Auto Owner Trust,
75	Series 2009-B, Class A4, 4.500%, 07/15/14	75
176	Series 2012-A, Class A3, 0.840%, 08/15/16	177
100	Series 2012-D, Class A2, 0.400%, 09/15/15	100
100	Series 2012-D, Class A3, 0.510%, 04/15/17	100
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.581%, 01/15/18	140
162	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	163
83	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	81
	GE Equipment Midticket LLC,
200	Series 2012-1, Class A3, 0.600%, 05/23/16	200
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
60	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	60
34	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	34
	HLSS Servicer Advance Receivables Backed Notes,
232	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	233
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	249
193	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	193

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	166
	Honda Auto Receivables Owner Trust,
108	Series 2012-1, Class A3, 0.770%, 01/15/16	108
56	Series 2012-1, Class A4, 0.970%, 04/16/18	57
114	Series 2013-1, Class A2, 0.350%, 06/22/15	114
70	HSBC Home Equity Loan Trust, Series 2005-2, Class A1, VAR, 0.471%, 01/20/35	68
	HSBC Home Equity Loan Trust USA,
52	Series 2006-1, Class A1, VAR, 0.361%, 01/20/36	51
58	Series 2007-3, Class APT, VAR, 1.402%, 11/20/36	58
	Huntington Auto Trust,
9	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	9
150	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	151
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
116	Series 2012-1, Class A3, 0.810%, 09/15/16	116
172	Series 2012-2, Class A2, 0.380%, 09/15/15	172
	Hyundai Auto Receivables Trust,
47	Series 2010-B, Class A3, 0.970%, 04/15/15	48
104	Series 2012-A, Class A3, 0.720%, 03/15/16	104
232	Series 2012-B, Class A2, 0.540%, 01/15/15	232
119	Series 2012-B, Class A3, 0.620%, 09/15/16	119
91	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	91
36	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	36
200	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	200
	Mercedes-Benz Auto Receivables Trust,
16	Series 2010-1, Class A3, 1.420%, 08/15/14	16
83	Series 2012-1, Class A2, 0.370%, 03/16/15	83
325	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	329
135	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.000%, 02/15/45 (e)	135
94	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	94
	Nissan Auto Receivables Owner Trust,
32	Series 2010-A, Class A3, 0.870%, 07/15/14	32
75	Series 2010-A, Class A4, 1.310%, 09/15/16	76
91	Series 2012-A, Class A3, 0.730%, 05/16/16	92

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

117	Series 2012-A, Class A4, 1.000%, 07/16/18	118
207	Series 2013-A, Class A2, 0.370%, 09/15/15	207
233	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.139%, 10/25/34	228
150	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.502%, 03/25/36	139
161	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	161
	Resort Finance Timeshare Receivables Trust,
377	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	377
710	Series 2012-2, 5.750%, 09/05/18 (i)	710
	Santander Drive Auto Receivables Trust,
100	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	102
100	Series 2011-1, Class B, 2.350%, 11/16/15	102
19	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	19
83	Series 2012-1, Class A2, 1.250%, 04/15/15	84
46	Series 2012-2, Class A2, 0.910%, 05/15/15	46
53	Series 2012-2, Class A3, 1.220%, 12/15/15	53
58	Series 2012-5, Class A2, 0.570%, 12/15/15	58
60	Series 2012-5, Class A3, 0.830%, 12/15/16	60
56	Series 2012-6, Class A3, 0.620%, 07/15/16	56
43	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 4.051%, 01/25/36	28
44	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	44
500	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	495
	Stanwich Mortgage Loan Co. LLC,
202	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	203
327	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	328
429	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e) (i)	429
39	Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	39
321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.601%, 10/15/15 (e)	327
41	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	41
213	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	214

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		Volt LLC,
331		Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (i)	332
169		Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (i)	173
139		VOLT LLC, Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	142
234		Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	240
		World Omni Auto Receivables Trust,
94		Series 2010-A, Class A4, 2.210%, 05/15/15	95
162		Series 2012-A, Class A2, 0.520%, 06/15/15	162
102		Series 2012-A, Class A3, 0.640%, 02/15/17	103
123		Series 2012-B, Class A2, 0.430%, 11/16/15	123

		Total Asset-Backed Securities (Cost $15,764)	15,862

Collateralized Mortgage Obligations — 24.3%
		Agency CMO — 19.4%
64		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	72
		Federal Home Loan Mortgage Corp. REMICS,
5		Series 11, Class D, 9.500%, 07/15/19	5
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
3		Series 46, Class B, 7.800%, 09/15/20	3
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	3
14		Series 114, Class H, 6.950%, 01/15/21	16
1		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	1
1		Series 1084, Class F, VAR, 1.200%, 05/15/21	1
—	(h)	Series 1084, Class S, HB, IF, 44.100%, 05/15/21	1
9		Series 1144, Class KB, 8.500%, 09/15/21	11
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	1
9		Series 1206, Class IA, 7.000%, 03/15/22	11
6		Series 1250, Class J, 7.000%, 05/15/22	7
21		Series 1343, Class LA, 8.000%, 08/15/22	25
88		Series 1466, Class PZ, 7.500%, 02/15/23	101
1		Series 1470, Class F, VAR, 2.071%, 02/15/23	1
32		Series 1491, Class I, 7.500%, 04/15/23	37
32		Series 1518, Class G, IF, 8.829%, 05/15/23	37

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
30	Series 1541, Class O, VAR, 1.320%, 07/15/23	31
3	Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	5
109	Series 1608, Class L, 6.500%, 09/15/23	123
53	Series 1609, Class LG, IF, 16.792%, 11/15/23	61
4	Series 1671, Class L, 7.000%, 02/15/24	5
17	Series 1700, Class GA, PO, 02/15/24	15
180	Series 1706, Class K, 7.000%, 03/15/24	207
597	Series 1720, Class PL, 7.500%, 04/15/24	694
18	Series 1745, Class D, 7.500%, 08/15/24	21
36	Series 1798, Class F, 5.000%, 05/15/23	39
2	Series 1807, Class G, 9.000%, 10/15/20	2
170	Series 1927, Class PH, 7.500%, 01/15/27	199
76	Series 1981, Class Z, 6.000%, 05/15/27	83
24	Series 1987, Class PE, 7.500%, 09/15/27	29
11	Series 2033, Class SN, HB, IF, 26.621%, 03/15/24	7
30	Series 2038, Class PN, IO, 7.000%, 03/15/28	5
149	Series 2040, Class PE, 7.500%, 03/15/28	175
35	Series 2056, Class TD, 6.500%, 05/15/18	38
173	Series 2063, Class PG, 6.500%, 06/15/28	198
29	Series 2064, Class TE, 7.000%, 06/15/28	33
124	Series 2075, Class PH, 6.500%, 08/15/28	142
121	Series 2075, Class PM, 6.250%, 08/15/28	124
36	Series 2089, Class PJ, IO, 7.000%, 10/15/28	6
3	Series 2102, Class TC, 6.000%, 12/15/13	3
19	Series 2115, Class PE, 6.000%, 01/15/14	19
80	Series 2125, Class JZ, 6.000%, 02/15/29	89
16	Series 2163, Class PC, IO, 7.500%, 06/15/29	3
354	Series 2169, Class TB, 7.000%, 06/15/29	414
98	Series 2172, Class QC, 7.000%, 07/15/29	114
1	Series 2196, Class TL, 7.500%, 11/15/29	1
53	Series 2201, Class C, 8.000%, 11/15/29	63
120	Series 2210, Class Z, 8.000%, 01/15/30	142
48	Series 2224, Class CB, 8.000%, 03/15/30	58
67	Series 2256, Class MC, 7.250%, 09/15/30	79
91	Series 2259, Class ZM, 7.000%, 10/15/30	107
76	Series 2271, Class PC, 7.250%, 12/15/30	89
90	Series 2283, Class K, 6.500%, 12/15/23	101
35	Series 2296, Class PD, 7.000%, 03/15/31	41
19	Series 2306, Class K, PO, 05/15/24	18
46	Series 2306, Class SE, IF, IO, 8.730%, 05/15/24	10

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
68	Series 2333, Class HC, 6.000%, 07/15/31	68
26	Series 2344, Class QG, 6.000%, 08/15/16	28
771	Series 2344, Class ZD, 6.500%, 08/15/31	847
108	Series 2344, Class ZJ, 6.500%, 08/15/31	119
64	Series 2345, Class NE, 6.500%, 08/15/31	66
50	Series 2345, Class PQ, 6.500%, 08/15/16	51
56	Series 2347, Class VP, 6.500%, 03/15/20	57
94	Series 2351, Class PZ, 6.500%, 08/15/31	106
35	Series 2355, Class BP, 6.000%, 09/15/16	37
37	Series 2360, Class PG, 6.000%, 09/15/16	39
32	Series 2366, Class MD, 6.000%, 10/15/16	34
54	Series 2391, Class QR, 5.500%, 12/15/16	57
65	Series 2410, Class NG, 6.500%, 02/15/32	72
96	Series 2410, Class OE, 6.375%, 02/15/32	105
38	Series 2410, Class QX, IF, IO, 8.449%, 02/15/32	10
162	Series 2412, Class SP, IF, 15.698%, 02/15/32	216
43	Series 2423, Class MC, 7.000%, 03/15/32	51
92	Series 2423, Class MT, 7.000%, 03/15/32	103
243	Series 2435, Class CJ, 6.500%, 04/15/32	277
114	Series 2441, Class GF, 6.500%, 04/15/32	131
101	Series 2444, Class ES, IF, IO, 7.749%, 03/15/32	23
120	Series 2450, Class GZ, 7.000%, 05/15/32	140
40	Series 2450, Class SW, IF, IO, 7.799%, 03/15/32	9
176	Series 2455, Class GK, 6.500%, 05/15/32	202
243	Series 2466, Class DH, 6.500%, 06/15/32	269
99	Series 2466, Class PG, 6.500%, 04/15/32	101
127	Series 2474, Class NR, 6.500%, 07/15/32	143
237	Series 2484, Class LZ, 6.500%, 07/15/32	273
331	Series 2500, Class MC, 6.000%, 09/15/32	370
442	Series 2512, Class PG, 5.500%, 10/15/22	489
79	Series 2535, Class BK, 5.500%, 12/15/22	88
137	Series 2537, Class TE, 5.500%, 12/15/17	147
509	Series 2543, Class YX, 6.000%, 12/15/32	576
683	Series 2568, Class KG, 5.500%, 02/15/23	750
799	Series 2575, Class ME, 6.000%, 02/15/33	904
68	Series 2586, Class WI, IO, 6.500%, 03/15/33	14
4	Series 2597, Class DS, IF, IO, 7.349%, 02/15/33	—	(h)
5	Series 2599, Class DS, IF, IO, 6.799%, 02/15/33	—	(h)
6	Series 2610, Class DS, IF, IO, 6.899%, 03/15/33	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
211	Series 2617, Class GR, 4.500%, 05/15/18	225
157	Series 2622, Class PE, 4.500%, 05/15/18	166
94	Series 2631, Class LC, 4.500%, 06/15/18	99
17	Series 2640, Class VE, 3.250%, 07/15/22	17
147	Series 2651, Class VZ, 4.500%, 07/15/18	155
126	Series 2672, Class ME, 5.000%, 11/15/22	131
296	Series 2675, Class CK, 4.000%, 09/15/18	312
484	Series 2684, Class PO, PO, 01/15/33	476
168	Series 2744, Class TU, 5.500%, 05/15/32	178
16	Series 2755, Class SA, IF, 13.798%, 05/15/30	17
257	Series 2777, Class KO, PO, 02/15/33	253
48	Series 2802, Class MB, 5.500%, 11/15/31	48
735	Series 2907, Class VC, 4.500%, 05/15/34	766
176	Series 2934, Class EC, PO, 02/15/20	164
195	Series 2990, Class SL, HB, IF, 23.756%, 06/15/34	285
500	Series 2999, Class ND, 4.500%, 07/15/20	538
152	Series 3068, Class AO, PO, 01/15/35	148
250	Series 3117, Class EO, PO, 02/15/36	240
27	Series 3117, Class OK, PO, 02/15/36	26
386	Series 3122, Class OH, PO, 03/15/36	339
342	Series 3137, Class XP, 6.000%, 04/15/36	385
11	Series 3149, Class SO, PO, 05/15/36	10
467	Series 3152, Class MO, PO, 03/15/36	446
200	Series 3171, Class MO, PO, 06/15/36	188
139	Series 3179, Class OA, PO, 07/15/36	132
757	Series 3202, Class HI, IF, IO, 6.449%, 08/15/36	109
164	Series 3232, Class ST, IF, IO, 6.499%, 10/15/36	23
179	Series 3253, Class PO, PO, 12/15/21	170
119	Series 3316, Class JO, PO, 05/15/37	112
407	Series 3481, Class SJ, IF, IO, 5.649%, 08/15/38	52
230	Series 3607, Class AO, PO, 04/15/36	220
135	Series 3607, Class EO, PO, 02/15/33	132
134	Series 3611, Class PO, PO, 07/15/34	128
835	Series 3666, Class VA, 5.500%, 12/15/22	882
796	Series 3680, Class MA, 4.500%, 07/15/39	888
608	Series 3804, Class FN, VAR, 0.651%, 03/15/39	611
1,122	Series 3819, Class ZQ, 6.000%, 04/15/36	1,298
456	Series 3997, Class PF, VAR, 0.651%, 11/15/39	458

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal Home Loan Mortgage Corp. STRIPS,
78	Series 243, Class 16, IO, 4.500%, 11/15/20	7
983	Series 262, Class 35, 3.500%, 07/15/42	1,042
978	Series 267, Class F5, VAR, 0.701%, 08/15/42	992
989	Series 274, Class F1, VAR, 0.701%, 08/15/42	996
988	Series 279, Class F6, VAR, 0.651%, 09/15/42	994
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
50	Series T-41, Class 3A, VAR, 6.695%, 07/25/32	57
40	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	47
403	Series T-54, Class 2A, 6.500%, 02/25/43	480
141	Series T-54, Class 3A, 7.000%, 02/25/43	171
1,068	Series T-56, Class A5, 5.231%, 05/25/43	1,193
37	Series T-58, Class APO, PO, 09/25/43	32
292	Series T-76, Class 2A, VAR, 3.398%, 10/25/37	296
	Federal National Mortgage Association - ACES,
500	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	573
1,146	Series 2012-M11, Class FA, VAR, 0.734%, 08/25/19	1,152
136	Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	166
	Federal National Mortgage Association REMIC Trust,
188	Series 2003-W1, Class 1A1, VAR, 6.137%, 12/25/42	218
52	Series 2003-W4, Class 2A, VAR, 6.442%, 10/25/42	58
85	Series 2007-W7, Class 1A4, HB, IF, 37.970%, 07/25/37	159
	Federal National Mortgage Association REMICS,
2	Series 1988-7, Class Z, 9.250%, 04/25/18	2
9	Series 1989-70, Class G, 8.000%, 10/25/19	10
4	Series 1989-78, Class H, 9.400%, 11/25/19	4
3	Series 1989-83, Class H, 8.500%, 11/25/19	3
3	Series 1989-89, Class H, 9.000%, 11/25/19	3
1	Series 1990-1, Class D, 8.800%, 01/25/20	1
2	Series 1990-7, Class B, 8.500%, 01/25/20	2
1	Series 1990-60, Class K, 5.500%, 06/25/20	1
2	Series 1990-63, Class H, 9.500%, 06/25/20	2

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
10		Series 1990-102, Class J, 6.500%, 08/25/20	11
4		Series 1990-120, Class H, 9.000%, 10/25/20	4
1		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
4		Series 1991-42, Class S, IF, 17.292%, 05/25/21	6
60		Series 1992-107, Class SB, HB, IF, 29.421%, 06/25/22	102
5		Series 1992-143, Class MA, 5.500%, 09/25/22	5
31		Series 1993-25, Class J, 7.500%, 03/25/23	36
200		Series 1993-37, Class PX, 7.000%, 03/25/23	228
70		Series 1993-54, Class Z, 7.000%, 04/25/23	79
15		Series 1993-62, Class SA, IF, 18.034%, 04/25/23	21
18		Series 1993-122, Class M, 6.500%, 07/25/23	20
7		Series 1993-165, Class SD, IF, 12.584%, 09/25/23	9
30		Series 1993-178, Class PK, 6.500%, 09/25/23	34
519		Series 1993-183, Class KA, 6.500%, 10/25/23	583
228		Series 1993-189, Class PL, 6.500%, 10/25/23	261
6		Series 1993-225, Class SG, HB, IF, 26.596%, 12/25/13	7
48		Series 1993-247, Class SA, HB, IF, 26.268%, 12/25/23	79
69		Series 1993-250, Class Z, 7.000%, 12/25/23	72
3		Series 1994-9, Class E, PO, 11/25/23	3
126		Series 1996-14, Class SE, IF, IO, 8.850%, 08/25/23	24
6		Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	6
15		Series 1996-59, Class J, 6.500%, 08/25/22	17
69		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
65		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
37		Series 1997-27, Class J, 7.500%, 04/18/27	41
35		Series 1997-29, Class J, 7.500%, 04/20/27	40
74		Series 1997-39, Class PD, 7.500%, 05/20/27	86
25		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	4
3		Series 1998-4, Class C, PO, 04/25/23	2
32		Series 1998-36, Class ZB, 6.000%, 07/18/28	35
296		Series 1998-43, Class EA, PO, 04/25/23	277
166		Series 2000-2, Class ZE, 7.500%, 02/25/30	195
59		Series 2001-4, Class PC, 7.000%, 03/25/21	65
6		Series 2001-5, Class OW, 6.000%, 03/25/16	6
132		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	25
140		Series 2001-36, Class DE, 7.000%, 08/25/31	165
34		Series 2001-44, Class PD, 7.000%, 09/25/31	40
234		Series 2001-48, Class Z, 6.500%, 09/25/21	261
31		Series 2001-49, Class Z, 6.500%, 09/25/31	36
72		Series 2001-71, Class MB, 6.000%, 12/25/16	77
91		Series 2001-71, Class QE, 6.000%, 12/25/16	96
528		Series 2001-74, Class MB, 6.000%, 12/25/16	561
25		Series 2001-81, Class LO, PO, 01/25/32	24
70		Series 2002-1, Class HC, 6.500%, 02/25/22	79
32		Series 2002-1, Class SA, HB, IF, 24.532%, 02/25/32	53
43		Series 2002-2, Class UC, 6.000%, 02/25/17	46
85		Series 2002-3, Class OG, 6.000%, 02/25/17	90
92		Series 2002-21, Class PE, 6.500%, 04/25/32	102
165		Series 2002-24, Class AJ, 6.000%, 04/25/17	177
94		Series 2002-28, Class PK, 6.500%, 05/25/32	108
109		Series 2002-37, Class Z, 6.500%, 06/25/32	120
—	(h)	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
219		Series 2002-94, Class BK, 5.500%, 01/25/18	233
202		Series 2003-22, Class UD, 4.000%, 04/25/33	224
162		Series 2003-34, Class GB, 6.000%, 03/25/33	187
304		Series 2003-34, Class GE, 6.000%, 05/25/33	367
22		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	4
398		Series 2003-47, Class PE, 5.750%, 06/25/33	433
55		Series 2003-52, Class SX, HB, IF, 22.345%, 10/25/31	90

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
48	Series 2003-64, Class SX, IF, 13.246%, 07/25/33	59
190	Series 2003-71, Class DS, IF, 7.198%, 08/25/33	193
195	Series 2003-80, Class SY, IF, IO, 7.448%, 06/25/23	20
199	Series 2003-83, Class PG, 5.000%, 06/25/23	213
38	Series 2003-91, Class SD, IF, 12.164%, 09/25/33	46
303	Series 2003-116, Class SB, IF, IO, 7.398%, 11/25/33	71
11	Series 2003-128, Class KE, 4.500%, 01/25/14	12
409	Series 2003-128, Class NG, 4.000%, 01/25/19	431
53	Series 2003-130, Class SX, IF, 11.217%, 01/25/34	61
947	Series 2004-21, Class AE, 4.000%, 04/25/19	999
385	Series 2004-25, Class PC, 5.500%, 01/25/34	418
211	Series 2004-25, Class SA, IF, 18.970%, 04/25/34	310
256	Series 2004-36, Class PC, 5.500%, 02/25/34	279
179	Series 2004-36, Class SA, IF, 18.970%, 05/25/34	263
129	Series 2004-46, Class SK, IF, 15.945%, 05/25/34	166
804	Series 2004-50, Class VZ, 5.500%, 07/25/34	931
102	Series 2004-61, Class SH, HB, IF, 23.181%, 11/25/32	158
105	Series 2004-74, Class SW, IF, 15.097%, 11/25/31	142
177	Series 2004-76, Class CL, 4.000%, 10/25/19	186
530	Series 2004-86, Class AE, 4.500%, 02/25/32	534
172	Series 2005-45, Class DC, HB, IF, 23.570%, 06/25/35	285
67	Series 2005-52, Class PA, 6.500%, 06/25/35	73
149	Series 2005-56, Class S, IF, IO, 6.508%, 07/25/35	24
279	Series 2005-56, Class TP, IF, 17.545%, 08/25/33	394
884	Series 2005-68, Class PG, 5.500%, 08/25/35	998
342	Series 2005-73, Class PS, IF, 16.196%, 08/25/35	443
159	Series 2005-74, Class CS, IF, 19.465%, 05/25/35	232
311	Series 2005-106, Class US, HB, IF, 23.827%, 11/25/35	470

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,000	Series 2005-121, Class DX, 5.500%, 01/25/26	1,123
376	Series 2006-27, Class OH, PO, 04/25/36	333
124	Series 2006-44, Class P, PO, 12/25/33	119
694	Series 2006-56, Class FC, VAR, 0.492%, 07/25/36	695
247	Series 2006-59, Class QO, PO, 01/25/33	241
129	Series 2006-65, Class QO, PO, 07/25/36	120
181	Series 2006-72, Class GO, PO, 08/25/36	174
356	Series 2006-77, Class PC, 6.500%, 08/25/36	408
149	Series 2006-79, Class DO, PO, 08/25/36	139
286	Series 2006-110, Class PO, PO, 11/25/36	273
698	Series 2006-124, Class HB, VAR, 5.982%, 11/25/36	771
238	Series 2007-14, Class ES, IF, IO, 6.238%, 03/25/37	38
160	Series 2007-79, Class SB, HB, IF, 23.277%, 08/25/37	227
500	Series 2007-81, Class GE, 6.000%, 08/25/37	597
342	Series 2007-88, Class VI, IF, IO, 6.338%, 09/25/37	55
876	Series 2007-91, Class ES, IF, IO, 6.258%, 10/25/37	149
205	Series 2007-106, Class A7, VAR, 5.984%, 10/25/37	230
185	Series 2007-116, Class HI, IO, VAR, 1.829%, 01/25/38	14
134	Series 2008-10, Class XI, IF, IO, 6.028%, 03/25/38	21
127	Series 2008-16, Class IS, IF, IO, 5.998%, 03/25/38	22
185	Series 2008-28, Class QS, HB, IF, 20.095%, 04/25/38	272
159	Series 2008-46, Class HI, IO, VAR, 2.434%, 06/25/38	13
206	Series 2009-69, Class PO, PO, 09/25/39	196
758	Series 2009-71, Class BC, 4.500%, 09/25/24	871
318	Series 2009-103, Class MB, VAR, 3.085%, 12/25/39	342
637	Series 2010-71, Class HJ, 5.500%, 07/25/40	729
1,133	Series 2010-133, Class A, 5.500%, 05/25/38	1,227
762	Series 2011-118, Class MT, 7.000%, 11/25/41	941
752	Series 2011-118, Class NT, 7.000%, 11/25/41	880
905	Series 2011-149, Class EF, VAR, 0.702%, 07/25/41	911

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
439		Series 2012-47, Class HF, VAR, 0.602%, 05/25/27	443
494		Series 2012-108, Class F, VAR, 0.702%, 10/25/42	498
991		Series 2012-112, Class FD, VAR, 0.702%, 10/25/42	999
3		Series G-14, Class L, 8.500%, 06/25/21	4
15		Series G-18, Class Z, 8.750%, 06/25/21	18
3		Series G-22, Class G, 6.000%, 12/25/16	3
12		Series G-35, Class M, 8.750%, 10/25/21	14
49		Series G92-35, Class E, 7.500%, 07/25/22	55
3		Series G92-42, Class Z, 7.000%, 07/25/22	3
46		Series G92-44, Class ZQ, 8.000%, 07/25/22	51
49		Series G92-54, Class ZQ, 7.500%, 09/25/22	55
11		Series G93-5, Class Z, 6.500%, 02/25/23	13
15		Series G95-1, Class C, 8.800%, 01/25/25	17
		Federal National Mortgage Association STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
3		Series 218, Class 2, IO, 7.500%, 04/01/23	1
140		Series 300, Class 1, PO, 09/01/24	125
27		Series 329, Class 1, PO, 01/01/33	26
		Federal National Mortgage Association Trust,
121		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	143
369		Series 2005-W3, Class 2AF, VAR, 0.422%, 03/25/45	366
		Government National Mortgage Association,
142		Series 1994-4, Class KQ, 7.988%, 07/16/24	171
259		Series 1994-7, Class PQ, 6.500%, 10/16/24	303
69		Series 1995-3, Class DQ, 8.050%, 06/16/25	80
16		Series 1995-7, Class CQ, 7.500%, 09/16/25	18
25		Series 1998-26, Class K, 7.500%, 09/17/25	28
363		Series 1999-10, Class ZC, 6.500%, 04/20/29	427
33		Series 1999-30, Class S, IF, IO, 8.398%, 08/16/29	8
37		Series 1999-41, Class Z, 8.000%, 11/16/29	45
35		Series 1999-44, Class PC, 7.500%, 12/20/29	40
15		Series 2000-9, Class Z, 8.000%, 06/20/30	19
322		Series 2000-9, Class ZJ, 8.500%, 02/16/30	380
33		Series 2000-16, Class ZN, 7.500%, 02/16/30	34
97		Series 2001-7, Class PK, 6.500%, 03/20/31	103
6		Series 2001-32, Class WA, IF, 19.623%, 07/20/31	9
216		Series 2001-64, Class MQ, 6.500%, 12/20/31	228
37		Series 2002-7, Class PG, 6.500%, 01/20/32	44

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
56	Series 2002-31, Class S, IF, IO, 8.498%, 01/16/31	15
140	Series 2002-40, Class UK, 6.500%, 06/20/32	166
131	Series 2002-47, Class PG, 6.500%, 07/16/32	154
174	Series 2002-47, Class PY, 6.000%, 07/20/32	200
165	Series 2002-47, Class ZA, 6.500%, 07/20/32	195
14	Series 2002-51, Class SG, HB, IF, 31.630%, 04/20/31	27
19	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	—	(h)
38	Series 2003-4, Class NY, 5.500%, 12/20/13	38
28	Series 2003-24, Class PO, PO, 03/16/33	25
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	374
136	Series 2003-52, Class AP, PO, 06/16/33	127
32	Series 2004-28, Class S, IF, 19.108%, 04/16/34	43
32	Series 2004-68, Class PO, PO, 05/20/31	32
101	Series 2004-71, Class SB, HB, IF, 28.479%, 09/20/34	156
58	Series 2004-73, Class AE, IF, 14.439%, 08/17/34	72
518	Series 2004-90, Class SI, IF, IO, 5.899%, 10/20/34	83
157	Series 2005-68, Class DP, IF, 15.948%, 06/17/35	206
1,065	Series 2005-68, Class KI, IF, IO, 6.099%, 09/20/35	171
126	Series 2006-59, Class SD, IF, IO, 6.499%, 10/20/36	21
407	Series 2007-17, Class JI, IF, IO, 6.608%, 04/16/37	71
496	Series 2007-27, Class SA, IF, IO, 5.999%, 05/20/37	77
802	Series 2007-40, Class SB, IF, IO, 6.549%, 07/20/37	134
496	Series 2007-45, Class QA, IF, IO, 6.439%, 07/20/37	82
73	Series 2007-49, Class NO, PO, 12/20/35	73
547	Series 2007-50, Class AI, IF, IO, 6.574%, 08/20/37	88
120	Series 2007-53, Class ES, IF, IO, 6.349%, 09/20/37	22
137	Series 2007-53, Class SW, IF, 19.603%, 09/20/37	194
286	Series 2007-57, Class QA, IF, IO, 6.299%, 10/20/37	47
185	Series 2007-71, Class SB, IF, IO, 6.499%, 07/20/36	20

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
278	Series 2007-72, Class US, IF, IO, 6.349%, 11/20/37	47
277	Series 2007-76, Class SA, IF, IO, 6.329%, 11/20/37	45
77	Series 2008-25, Class SB, IF, IO, 6.699%, 03/20/38	13
147	Series 2008-33, Class XS, IF, IO, 7.498%, 04/16/38	27
365	Series 2008-40, Class SA, IF, IO, 6.198%, 05/16/38	65
500	Series 2008-50, Class KB, 6.000%, 06/20/38	575
392	Series 2008-55, Class SA, IF, IO, 5.999%, 06/20/38	59
360	Series 2008-93, Class AS, IF, IO, 5.499%, 12/20/38	53
164	Series 2009-6, Class SA, IF, IO, 5.898%, 02/16/39	24
164	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	28
601	Series 2009-22, Class SA, IF, IO, 6.069%, 04/20/39	87
569	Series 2009-31, Class ST, IF, IO, 6.149%, 03/20/39	82
569	Series 2009-31, Class TS, IF, IO, 6.099%, 03/20/39	81
395	Series 2009-79, Class OK, PO, 11/16/37	372
802	Series 2009-106, Class ST, IF, IO, 5.799%, 02/20/38	118
241	Series 2010-14, Class AO, PO, 12/20/32	233
270	Series 2010-130, Class CP, 7.000%, 10/16/40	319
816	Series 2011-137, Class WA, VAR, 5.535%, 07/20/40	929
500	Series 2012-H21, Class DF, VAR, 0.858%, 05/20/61	502
497	Series 2012-H24, Class FA, VAR, 0.658%, 03/20/60	497
499	Series 2012-H26, Class MA, VAR, 0.758%, 07/20/62	501
500	Series 2013-H03, Class FA, VAR, 0.508%, 08/20/60	499
	NCUA Guaranteed Notes Trust,
735	Series 2010-C1, Class APT, 2.650%, 10/29/20	780
164	Series 2010-R3, Class 3A, 2.400%, 12/08/20	170
	Vendee Mortgage Trust,
711	Series 1993-1, Class ZB, 7.250%, 02/15/23	838

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
299	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	337
430	Series 1996-1, Class 1Z, 6.750%, 02/15/26	500
146	Series 1996-2, Class 1Z, 6.750%, 06/15/26	172
578	Series 1997-1, Class 2Z, 7.500%, 02/15/27	681
141	Series 1998-1, Class 2E, 7.000%, 03/15/28	168

		73,380

	Non-Agency CMO — 4.9%
	Alternative Loan Trust,
214	Series 2002-8, Class A4, 6.500%, 07/25/32	223
1,684	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,660
140	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	143
433	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	385
	American General Mortgage Loan Trust,
88	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	88
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	204
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	427
	ASG Resecuritization Trust,
164	Series 2009-1, Class A60, VAR, 2.458%, 06/26/37 (e)	161
155	Series 2009-2, Class A55, VAR, 5.014%, 05/24/36 (e)	160
430	Series 2009-3, Class A65, VAR, 2.487%, 03/26/37 (e)	430
	Banc of America Alternative Loan Trust,
137	Series 2003-7, Class 2A4, 5.000%, 09/25/18	140
95	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	98
46	Series 2003-11, Class PO, PO, 01/25/34	38
50	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	40
	Banc of America Mortgage Trust,
28	Series 2003-8, Class APO, PO, 11/25/33	24
54	Series 2004-1, Class APO, PO, 02/25/34	47
178	Series 2004-3, Class 1A26, 5.500%, 04/25/34	181
38	Series 2004-6, Class APO, PO, 07/25/34	35
	BCAP LLC Trust,
419	Series 2010-RR7, Class 2A1, VAR, 2.581%, 07/26/45 (e)	404

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
407	Series 2011-RR10, Class 2A1, VAR, 1.057%, 09/26/37 (e)	363
88	Series 2011-RR5, Class 14A3, VAR, 2.902%, 07/26/36 (e) (i)	86
369	Series 2012-RR2, Class 1A1, VAR, 0.372%, 08/26/36 (e) (i)	353
147	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	148
	CHL Mortgage Pass-Through Trust,
202	Series 2003-26, Class 1A6, 3.500%, 08/25/33	202
34	Series 2003-J13, Class PO, PO, 01/25/34	30
50	Series 2003-J7, Class 4A3, IF, 9.512%, 08/25/18	53
125	Series 2004-5, Class 1A4, 5.500%, 06/25/34	130
41	Series 2004-HYB3, Class 2A, VAR, 2.828%, 06/20/34	38
417	Series 2005-22, Class 2A1, VAR, 3.010%, 11/25/35	345
	Citigroup Mortgage Loan Trust,
199	Series 2008-AR4, Class 1A1A, VAR, 2.948%, 11/25/38 (e)	202
888	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	922
475	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	503
	Citigroup Mortgage Loan Trust, Inc.,
33	Series 2003-UP3, Class A3, 7.000%, 09/25/33	34
67	Series 2003-UST1, Class A1, 5.500%, 12/25/18	70
7	Series 2003-UST1, Class PO1, PO, 12/25/18	7
7	Series 2003-UST1, Class PO3, PO, 12/25/18	6
86	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	90
	CSMC,
952	Series 2010-11R, Class A6, VAR, 1.203%, 06/28/47 (e)	899
10	Series 2010-15R, Class 7A1, VAR, 1.432%, 10/26/37 (e)	10
696	Series 2011-7R, Class A1, VAR, 1.453%, 08/28/47 (e)	691
315	Series 2011-9R, Class A1, VAR, 2.203%, 03/27/46 (e)	317
188	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	192

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
239	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.317%, 06/25/20	245
32	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	30
	First Horizon Mortgage Pass-Through Trust,
200	Series 2004-AR7, Class 2A2, VAR, 2.558%, 02/25/35	198
201	Series 2005-AR1, Class 2A2, VAR, 2.692%, 04/25/35	201
489	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	479
57	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	41
327	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
104	Series 2006-A2, Class 4A1, VAR, 3.011%, 08/25/34	105
354	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	361
	MASTR Adjustable Rate Mortgages Trust,
50	Series 2004-3, Class 4A2, VAR, 2.552%, 04/25/34	50
301	Series 2004-13, Class 2A1, VAR, 2.671%, 04/21/34	313
8	Series 2004-13, Class 3A6, VAR, 2.629%, 11/21/34	7
	MASTR Alternative Loan Trust,
240	Series 2003-9, Class 8A1, 6.000%, 01/25/34	245
574	Series 2004-4, Class 10A1, 5.000%, 05/25/24	596
38	Series 2004-7, Class 30PO, PO, 08/25/34	28
51	Series 2004-10, Class 1A1, 4.500%, 09/25/19	52
205	Series 2005-6, Class 3A1, 5.500%, 11/25/20	204
	MASTR Asset Securitization Trust,
130	Series 2003-2, Class 1A1, 5.000%, 03/25/18	134
16	Series 2004-8, Class PO, PO, 08/25/19	14
136	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	109
60	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.522%, 02/25/35	58

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
80		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	81
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
51		Series 2003-A1, Class A1, 5.500%, 05/25/33	52
26		Series 2003-A1, Class A2, 6.000%, 05/25/33	27
12		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
—	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
47		Series 2002-QS16, Class A3, IF, 16.201%, 10/25/17	52
243		Series 2002-QS8, Class A5, 6.250%, 06/25/17	248
69		Series 2003-QS3, Class A2, IF, 16.056%, 02/25/18	77
276		Series 2003-QS9, Class A3, IF, IO, 7.348%, 05/25/18	36
268		Series 2004-QS3, Class CB, 5.000%, 03/25/19	280
3		Series 2004-QS8, Class A2, 5.000%, 06/25/34	3
172		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	138
24		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	25
		Salomon Brothers Mortgage Securities VII, Inc.,
109		Series 2003-HYB1, Class A, VAR, 3.098%, 09/25/33	111
10		Series 2003-UP2, Class PO1, PO, 12/25/18	9
		Springleaf Mortgage Loan Trust,
228		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	236
425		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	430
317		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	319
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	103
151		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	152
125		Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	127
3		Vericrest Opportunity Loan Trust, Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (i)	3

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	WaMu Mortgage Pass-Through Certificates,
69	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	71
201	Series 2003-AR5, Class A7, VAR, 2.452%, 06/25/33	205
105	Series 2004-AR3, Class A2, VAR, 2.565%, 06/25/34	107
338	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 06/25/35	328
	Washington Mutual MSC Mortgage Pass-Through Certificates,
59	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	62
14	Series 2003-MS7, Class P, PO, 03/25/33	12
191	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	194
	Wells Fargo Mortgage-Backed Securities Trust,
114	Series 2003-13, Class A7, 4.500%, 11/25/18	116
93	Series 2003-15, Class 1A1, 4.750%, 12/25/18	96
95	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	98
35	Series 2004-7, Class 2A2, 5.000%, 07/25/19	37
104	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	105
135	Series 2004-EE, Class 3A1, VAR, 3.048%, 12/25/34	140
435	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	439

		18,581

	Total Collateralized Mortgage Obligations (Cost $85,175)	91,961

Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Commercial Mortgage Trust,
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	56
300	Series 2006-4, Class A4, 5.634%, 07/10/46	339
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	160
271	Series 2005-6, Class ASB, VAR, 5.187%, 09/10/47	277
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	202

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Bear Stearns Commercial Mortgage Securities Trust,
121	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	125
360	Series 2006-PW11, Class A4, VAR, 5.454%, 03/11/39	402
16,061	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.144%, 12/11/49 (e)	125
101	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.142%, 11/17/26 (e)	102
300	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/43 (e)	300
229	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	235
300	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	326
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	55
216	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	216
	Morgan Stanley Re-REMIC Trust,
22	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	22
400	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	414
121	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	122
561	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	568
125	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.402%, 08/25/29 (e)	125
883	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.540%, 08/15/39	928
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	121
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	111
413	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	416

	Total Commercial Mortgage-Backed Securities (Cost $5,503)	5,747

Corporate Bonds — 18.0%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Automobiles — 0.2%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	152
150	1.875%, 01/11/18 (e)	151
150	2.625%, 09/15/16 (e)	156
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	101

		560

	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 4.300%, 03/01/13	150

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	55

	Media — 0.6%
	CBS Corp.,
25	4.300%, 02/15/21	27
25	5.750%, 04/15/20	30
135	8.875%, 05/15/19	181
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	201
100	Comcast Corp., 5.900%, 03/15/16	114
16	COX Communications, Inc., 5.450%, 12/15/14	17
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	161
353	5.000%, 03/01/21	385
78	Discovery Communications LLC, 4.375%, 06/15/21	86
	News America, Inc.,
100	7.250%, 05/18/18	127
100	7.700%, 10/30/25	132
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	112
60	4.700%, 10/15/19	69
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	117
50	6.750%, 07/01/18	61
100	8.250%, 02/14/14	107
150	8.250%, 04/01/19	195
35	8.750%, 02/14/19	46
	Viacom, Inc.,
33	1.250%, 02/27/15	33
50	3.125%, 06/15/22	50
43	3.875%, 12/15/21	46
50	4.500%, 03/01/21	56
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		2,395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multiline Retail — 0.2%
	Kohl’s Corp.,
40	4.000%, 11/01/21	41
40	6.250%, 12/15/17	46
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	35
25	7.450%, 07/15/17	31
35	Nordstrom, Inc., 4.000%, 10/15/21	39
400	Target Corp., 6.000%, 01/15/18	489

		681

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	67
130	Home Depot, Inc. (The), 5.400%, 03/01/16	147

		214

	Total Consumer Discretionary	4,160

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	90
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	265
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	103
50	4.875%, 03/15/19	59
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	82
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34
100	5.500%, 04/01/13	100
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	93
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
180	1.250%, 08/13/17	181
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

		1,145

	Food & Staples Retailing — 0.1%
55	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	65
	Kroger Co. (The),
50	2.200%, 01/15/17	51
30	6.150%, 01/15/20	36

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
75	6.400%, 08/15/17	90
50	7.500%, 01/15/14	53
94	Walgreen Co., 3.100%, 09/15/22	94

		389

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	51
135	8.500%, 06/15/19	175
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	101
106	4.307%, 05/14/21 (e)	117
30	ConAgra Foods, Inc., 2.100%, 03/15/18	30
100	Kellogg Co., 4.250%, 03/06/13	100
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20	62
332	6.125%, 08/23/18	406
	Mondelez International, Inc.,
48	5.375%, 02/10/20	57
118	6.125%, 02/01/18	143

		1,258

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20

	Personal Products — 0.0% (g)
70	Procter & Gamble - ESOP, 9.360%, 01/01/21	93

	Total Consumer Staples	2,905

	Energy — 1.2%
	Energy Equipment & Services — 0.1%
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	50
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	39
35	6.375%, 12/15/21	41
100	6.500%, 11/15/20	117
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	34

		308

	Oil, Gas & Consumable Fuels — 1.1%
	Apache Corp.,
58	2.625%, 01/15/23	56

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
57	3.250%, 04/15/22	59
25	6.900%, 09/15/18	32
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
100	4.742%, 03/11/21	116
300	5.250%, 11/07/13	310
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	180
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	21
150	ConocoPhillips, 5.750%, 02/01/19	184
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	222
150	Devon Energy Corp., 1.875%, 05/15/17	151
80	Encana Corp., (Canada), 6.500%, 05/15/19	98
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	206
	EOG Resources, Inc.,
23	2.625%, 03/15/23	23
100	4.100%, 02/01/21	112
	Marathon Oil Corp.,
228	5.900%, 03/15/18	272
175	6.000%, 10/01/17	210
35	Occidental Petroleum Corp., 1.750%, 02/15/17	36
40	PC Financial Partnership, 5.000%, 11/15/14	43
	Petrobras International Finance Co. - Pifco, (Cayman Islands),
90	5.375%, 01/27/21	98
50	7.875%, 03/15/19	61
97	Petro-Canada, (Canada), 6.050%, 05/15/18	117
43	Phillips 66, 2.950%, 05/01/17	45
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
55	1.875%, 03/25/13	55
184	3.100%, 06/28/15	195
55	4.000%, 03/21/14	57
195	4.375%, 03/25/20	226
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	104
30	5.668%, 08/15/14	32
140	6.200%, 04/15/18	170
50	8.000%, 10/01/19	66
	Statoil ASA, (Norway),
67	3.125%, 08/17/17	72
83	3.150%, 01/23/22	88

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	64
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	45
75	1.550%, 06/28/17	76
175	Total Capital S.A., (France), 2.300%, 03/15/16	182
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	101
100	6.500%, 08/15/18	125
30	7.125%, 01/15/19	39

		4,438

	Total Energy	4,746

	Financials — 10.1%
	Capital Markets — 2.7%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	263
75	3.100%, 01/15/15	79
75	4.600%, 01/15/20	86
	BlackRock, Inc.,
325	3.500%, 12/10/14	342
326	5.000%, 12/10/19	388
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	173
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
100	3.300%, 05/03/15	104
255	3.625%, 02/07/16	271
66	3.700%, 08/01/15	70
68	5.375%, 03/15/20	78
300	5.500%, 11/15/14	322
80	5.750%, 01/24/22	94
1,100	5.950%, 01/18/18	1,287
250	7.500%, 02/15/19	316
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	116
150	5.125%, 04/13/18	162
125	8.500%, 07/15/19	156
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	164
100	7.300%, 08/01/14 (e)	107
40	7.625%, 08/13/19 (e)	49

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	213
157	5.450%, 07/15/14	166
50	6.150%, 04/25/13	50
814	6.400%, 08/28/17	956
266	6.875%, 04/25/18	322
	Morgan Stanley,
104	4.000%, 07/24/15	110
195	4.200%, 11/20/14	204
800	5.300%, 03/01/13	800
166	5.500%, 07/24/20	190
100	5.500%, 07/28/21	115
450	5.625%, 09/23/19	521
100	5.750%, 01/25/21	116
250	6.000%, 05/13/14	264
100	6.625%, 04/01/18	119
100	7.300%, 05/13/19	124
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	90
84	6.700%, 03/04/20	100
45	Northern Trust Corp., 5.500%, 08/15/13	46
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	532
100	5.750%, 04/25/18	119
100	5.875%, 12/20/17	119

		10,045

	Commercial Banks — 3.1%
100	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	105
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	263
425	Bank of America N.A., 5.300%, 03/15/17	476
	Bank of Montreal, (Canada),
250	1.300%, 10/31/14 (e)	254
85	2.550%, 11/06/22	83
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	124
175	2.550%, 01/12/17	184
123	3.400%, 01/22/15	129
136	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	144
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	208
100	2.750%, 02/23/15	103
200	5.200%, 07/10/14	212

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
250	6.050%, 12/04/17 (e)	280
	BB&T Corp.,
70	3.375%, 09/25/13	71
125	3.950%, 04/29/16	137
100	4.900%, 06/30/17	112
150	5.700%, 04/30/14	159
55	Comerica, Inc., 3.000%, 09/16/15	58
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	262
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	262
34	3.375%, 01/19/17	37
118	3.875%, 02/08/22	125
350	Fifth Third Bancorp, 5.450%, 01/15/17	395
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	211
300	4.875%, 01/14/22	343
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	214
100	KeyCorp, 6.500%, 05/14/13	101
263	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	289
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	365
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	314
100	3.750%, 03/02/15 (e)	106
	Nordea Bank AB, (Sweden),
100	1.750%, 10/04/13 (e)	101
300	3.125%, 03/20/17 (e)	318
	PNC Funding Corp.,
133	4.375%, 08/11/20	151
265	5.125%, 02/08/20	312
110	5.250%, 11/15/15	123
115	5.625%, 02/01/17	132
200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	209
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	205
235	2.200%, 07/29/15 (e)	244
	U.S. Bancorp,
150	2.450%, 07/27/15	157
208	2.875%, 11/20/14	216
250	Wachovia Bank N.A., 6.000%, 11/15/17	300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Wachovia Corp.,
235	4.875%, 02/15/14	245
850	5.750%, 02/01/18	1,014
	Wells Fargo & Co.,
415	5.625%, 12/11/17	493
500	SUB, 3.676%, 06/15/16	542
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	338
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	334

		11,560

	Consumer Finance — 1.0%
	American Express Credit Corp.,
139	2.800%, 09/19/16	147
200	7.300%, 08/20/13	206
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	337
200	2.125%, 02/28/17 (e)	207
300	Capital One Bank USA N.A., 3.375%, 02/15/23	302
	Capital One Financial Corp.,
100	6.750%, 09/15/17	122
245	7.375%, 05/23/14	264
	Caterpillar Financial Services Corp.,
58	2.850%, 06/01/22	59
100	5.500%, 03/15/16	113
150	6.200%, 09/30/13	155
65	7.050%, 10/01/18	84
100	7.150%, 02/15/19	130
	Ford Motor Credit Co. LLC,
200	3.000%, 06/12/17	205
200	4.250%, 09/20/22	206
200	HSBC Finance Corp., 5.250%, 01/15/14	208
250	HSBC USA, Inc., 2.375%, 02/13/15	258
	John Deere Capital Corp.,
50	2.250%, 04/17/19	52
33	3.150%, 10/15/21	35
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
120	1.000%, 02/17/15	121
225	1.750%, 05/22/17	230
200	2.000%, 09/15/16	207
100	2.050%, 01/12/17	104
154	3.200%, 06/17/15	163

		3,982

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — 1.8%
161	Associates Corp. of North America, 6.950%, 11/01/18	197
	Bank of America Corp.,
100	5.000%, 05/13/21	113
130	5.625%, 07/01/20	152
300	5.650%, 05/01/18	348
170	5.750%, 12/01/17	197
50	5.875%, 01/05/21	59
100	6.500%, 08/01/16	115
125	7.375%, 05/15/14	135
	Citigroup, Inc.,
100	1.250%, 01/15/16	100
135	3.375%, 03/01/23	136
43	4.587%, 12/15/15	47
125	4.750%, 05/19/15	134
506	5.000%, 09/15/14	532
54	5.375%, 08/09/20	63
13	6.000%, 08/15/17	15
285	6.010%, 01/15/15	310
300	6.125%, 11/21/17	355
	CME Group, Inc.,
110	5.400%, 08/01/13	112
190	5.750%, 02/15/14	199
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	246
800	4.650%, 10/17/21	903
500	5.400%, 02/15/17	576
475	5.625%, 05/01/18	563
500	5.650%, 06/09/14	533
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	308
100	3.125%, 04/14/16 (e)	106
200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	213
100	Textron Financial Corp., 5.400%, 04/28/13	101

		6,885

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	47
50	5.600%, 05/15/15	56
	Aflac, Inc.,
28	2.650%, 02/15/17	30
32	4.000%, 02/15/22	34
25	8.500%, 05/15/19	34

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
	American International Group, Inc.,
385	4.250%, 05/15/13	388
350	5.450%, 05/18/17	402
45	Aon Corp., 3.500%, 09/30/15	47
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	180
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	212
98	3.750%, 08/15/21	106
90	CNA Financial Corp., 5.875%, 08/15/20	107
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	88
37	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	41
35	Lincoln National Corp., 4.200%, 03/15/22	38
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	100
107	1.700%, 06/29/15 (e)	109
200	2.500%, 09/29/15 (e)	208
175	3.650%, 06/14/18 (e)	192
100	3.875%, 04/11/22 (e)	108
222	5.200%, 09/18/13 (e)	228
50	Monumental Global Funding III, 5.500%, 04/22/13 (e)	50
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	172
125	3.000%, 05/04/15 (e)	132
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	159
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	212
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
35	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	35
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	101
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	205
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	50

		3,887

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
125	5.875%, 09/15/20	135
150	6.650%, 01/15/18	171
27	ERP Operating LP, 4.625%, 12/15/21	30

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
	HCP, Inc.,
44	2.625%, 02/01/20	44
8	3.750%, 02/01/19	9
92	5.375%, 02/01/21	107
	Simon Property Group LP,
81	4.125%, 12/01/21	89
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	45
100	5.625%, 08/15/14	107
50	5.650%, 02/01/20	60
40	6.100%, 05/01/16	46
50	6.125%, 05/30/18	61
159	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	197

		1,119

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	28
	Stadshypotek AB, (Sweden),
523	1.450%, 09/30/13 (e)	526
250	1.875%, 10/02/19 (e)	250

		804

	Total Financials	38,282

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	435
44	4.500%, 03/15/20	50
40	5.700%, 02/01/19	48
98	Celgene Corp., 3.250%, 08/15/22	99

		632

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
50	4.000%, 03/01/14	51
50	4.625%, 03/15/15	54
40	Becton Dickinson and Co., 5.000%, 05/15/19	47

		152

	Health Care Providers & Services — 0.1%
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	52
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	118

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — Continued
	WellPoint, Inc.,
115	3.125%, 05/15/22	115
27	5.875%, 06/15/17	32
18	7.000%, 02/15/19	23

		357

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17 (e)	121
87	2.900%, 11/06/22 (e)	87
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	106
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	182
	Merck & Co., Inc.,
62	2.400%, 09/15/22	61
75	6.000%, 09/15/17	91

		648

	Total Health Care	1,789

	Industrials — 1.1%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	83
100	Honeywell International, Inc., 5.300%, 03/01/18	119
47	Lockheed Martin Corp., 2.125%, 09/15/16	49
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	63

		357

	Airlines — 0.1%
82	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	85
34	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	37
70	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	76

		198

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
70	3.500%, 07/15/22 (e)	68
24	4.125%, 06/15/23 (e)	25
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	131
100	5.000%, 03/15/15	106

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
50	5.600%, 03/15/18	54
60	Waste Management, Inc., 7.375%, 03/11/19	76

		460

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	42
70	Fluor Corp., 3.375%, 09/15/21	73

		147

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17 (e)	27
50	5.600%, 05/15/18	59

		86

	Industrial Conglomerates — 0.1%
152	Koninklijke Philips Electronics N.V., (Netherlands), 3.750%, 03/15/22	164
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	116

		280

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	31
89	Deere & Co., 2.600%, 06/08/22	90
25	Parker Hannifin Corp., 5.500%, 05/15/18	30

		226

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	20
100	5.650%, 05/01/17	118
100	7.000%, 02/01/14	106
	CSX Corp.,
30	6.250%, 04/01/15	33
30	7.375%, 02/01/19	39
50	7.900%, 05/01/17	62
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	50
27	4.500%, 08/16/21 (e)	30
575	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	703

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	144
50	7.700%, 05/15/17	63
53	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	53
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
233	4.163%, 07/15/22	262
100	4.875%, 01/15/15	107
82	5.650%, 05/01/17	96
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	159

		2,252

	Total Industrials	4,006

	Information Technology — 0.7%
	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
208	2.600%, 09/15/17	208
195	4.375%, 09/15/21	196
87	4.650%, 12/09/21	90
325	5.400%, 03/01/17	355
200	6.125%, 03/01/14	210

		1,059

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
55	3.375%, 11/01/15	57
16	4.500%, 03/01/23	16
120	6.875%, 07/01/13	122
13	7.500%, 01/15/27	16

		243

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
100	1.875%, 05/15/19	102
150	5.700%, 09/14/17	180
200	7.625%, 10/15/18	265

		674

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office Electronics — 0.0% (g)
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	57
40	6.750%, 02/01/17	46

		143

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	37
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		109

	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	29
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	123
34	2.125%, 11/15/22	33
	Oracle Corp.,
200	5.250%, 01/15/16	226
100	5.750%, 04/15/18	121

		555

	Total Information Technology	2,783

	Materials — 0.4%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	66
38	4.250%, 11/15/20	42
25	7.600%, 05/15/14	27
40	8.550%, 05/15/19	54
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	104
50	4.125%, 03/06/13	50
100	6.000%, 07/15/18	124
34	Mosaic Co. (The), 3.750%, 11/15/21	36
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	100
230	Praxair, Inc., 4.625%, 03/30/15	249
150	Union Carbide Corp., 7.500%, 06/01/25	186

		1,038

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
100	5.400%, 03/29/17	116
100	6.500%, 04/01/19	128

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — Continued
128	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	130
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	28
50	8.950%, 05/01/14	55
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	59

		553

	Total Materials	1,591

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
30	0.800%, 12/01/15	30
69	0.900%, 02/12/16	69
100	4.450%, 05/15/21	113
135	5.100%, 09/15/14	144
150	5.500%, 02/01/18	177
165	BellSouth Corp., 5.200%, 09/15/14	176
77	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	81
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	119
61	France Telecom S.A., (France), 2.750%, 09/14/16	64
500	GTE Corp., 6.840%, 04/15/18	621
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
148	Qwest Corp., 6.750%, 12/01/21	171
	Telecom Italia Capital S.A., (Luxembourg),
280	4.950%, 09/30/14	290
225	5.250%, 11/15/13	230
30	Telefonica Emisiones S.A.U., (Spain), 5.877%, 07/15/19	33
100	Verizon Communications, Inc., 5.500%, 02/15/18	119
250	Verizon Maryland, Inc., 7.150%, 05/01/23	252
100	Verizon New England, Inc., 4.750%, 10/01/13	103

		2,819

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	156
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	42
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
100	1.625%, 03/20/17	101
125	5.000%, 09/15/15	138

		537

	Total Telecommunication Services	3,356

	Utilities — 1.2%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	43
	Carolina Power & Light Co.,
40	2.800%, 05/15/22	41
233	5.125%, 09/15/13	239
150	5.300%, 01/15/19	180
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	63
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	36
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	66
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	106
40	Georgia Power Co., 6.000%, 11/01/13	41
135	Indiana Michigan Power Co., 7.000%, 03/15/19	171
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	32
8	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	8
60	Nevada Power Co., 7.125%, 03/15/19	78
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
150	7.875%, 12/15/15	178
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	46
180	Nisource Finance Corp., 4.450%, 12/01/21	197
25	Ohio Power Co., 6.050%, 05/01/18	30
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	62
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	67
125	5.625%, 11/30/17	150
	PacifiCorp,
100	3.850%, 06/15/21	112
60	5.650%, 07/15/18	73
75	Peco Energy Co., 5.350%, 03/01/18	90

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
51	Public Service Co. of Colorado, 3.200%, 11/15/20	55
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	83
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	208
	Southern Co. (The),
45	1.950%, 09/01/16	46
40	4.150%, 05/15/14	42
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	40
100	Virginia Electric and Power Co., 5.400%, 04/30/18	120
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	32
100	6.250%, 12/01/15	115

		2,922

	Gas Utilities — 0.1%
	AGL Capital Corp.,
94	3.500%, 09/15/21	101
50	4.450%, 04/15/13	50
100	6.375%, 07/15/16	117
30	Atmos Energy Corp., 8.500%, 03/15/19	41
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	59

		368

	Independent Power Producers & Energy Traders — 0.0% (g)
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	76
150	PPL Energy Supply LLC, 4.600%, 12/15/21	159

		235

	Multi-Utilities — 0.2%
50	Consumers Energy Co., 5.650%, 04/15/20	61
150	Dominion Resources, Inc., 8.875%, 01/15/19	205
50	PG&E Corp., 5.750%, 04/01/14	53
	Sempra Energy,
80	8.900%, 11/15/13	84
150	9.800%, 02/15/19	212

		615

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	239

	Total Utilities	4,379

	Total Corporate Bonds (Cost $62,292)	67,997

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 0.7%
		Israel Government AID Bond, (Israel),
329		Zero Coupon, 08/15/17	315
1,557		Zero Coupon, 08/15/20	1,361
100		Province of Manitoba, (Canada), 2.125%, 04/22/13	100
		Province of Ontario, (Canada),
400		0.950%, 05/26/15	404
250		2.700%, 06/16/15	263
300		2.950%, 02/05/15	314

		Total Foreign Government Securities (Cost $2,623)	2,757

Mortgage Pass-Through Securities — 11.1%
		Federal Home Loan Mortgage Corp.,
15		ARM, 2.250%, 07/01/26	14
40		ARM, 2.262%, 01/01/27	43
149		ARM, 2.343%, 01/01/37	159
300		ARM, 2.352%, 08/01/36	319
243		ARM, 2.586%, 03/01/37	260
450		ARM, 2.759%, 12/01/34	481
132		ARM, 2.870%, 09/01/36	140
201		ARM, 2.919%, 09/01/36	215
120		ARM, 3.269%, 02/01/37	127
211		ARM, 3.379%, 04/01/38	225
355		ARM, 5.969%, 06/01/36	382
104		ARM, 6.449%, 11/01/36	111
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
173		4.000%, 06/01/19	184
46		4.500%, 10/01/18	50
318		5.500%, 06/01/17 - 01/01/24	345
126		6.000%, 10/01/17 - 04/01/18	129
454		6.500%, 01/01/17 - 03/01/22	486
3		7.000%, 01/01/17	3
—	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
14		6.000%, 12/01/22	15
71		6.500%, 12/01/13 - 08/01/26	79
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
87		6.000%, 01/01/34	99
132		7.000%, 04/01/26 - 02/01/37	152
7		7.500%, 08/01/25	9
9		8.000%, 07/01/20 - 11/01/24	11
26		8.500%, 07/01/28	32

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

467	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	551
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
490	3.500%, 06/01/42	520
493	4.000%, 06/01/42	541
347	6.000%, 02/01/33	380
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	12.000%, 08/01/15 - 07/01/19	1
	Federal National Mortgage Association,
5	ARM, 1.904%, 03/01/19	5
76	ARM, 1.961%, 02/01/37	80
299	ARM, 2.048%, 02/01/35	316
211	ARM, 2.134%, 09/01/35	225
209	ARM, 2.141%, 01/01/35	222
193	ARM, 2.294%, 08/01/34	204
254	ARM, 2.346%, 01/01/35	267
1	ARM, 2.375%, 08/01/19	1
195	ARM, 2.385%, 04/01/35	207
159	ARM, 2.423%, 04/01/33	169
175	ARM, 2.465%, 02/01/35	185
105	ARM, 2.469%, 08/01/35	112
119	ARM, 2.500%, 11/01/33	126
199	ARM, 2.530%, 10/01/34	212
220	ARM, 2.537%, 02/01/37	232
220	ARM, 2.669%, 09/01/35	234
328	ARM, 2.721%, 09/01/34	349
17	ARM, 2.898%, 09/01/27	18
84	ARM, 2.911%, 08/01/36	90
249	ARM, 2.935%, 09/01/33	265
154	ARM, 2.945%, 07/01/46	165
323	ARM, 3.077%, 02/01/36	343
15	ARM, 3.804%, 03/01/29	16
139	ARM, 6.177%, 09/01/36	148
	Federal National Mortgage Association, 15 Year, Single Family,
83	4.000%, 05/01/19	89
802	4.500%, 05/01/18 - 05/01/19	870
551	5.000%, 12/01/16 - 04/01/19	606
351	5.500%, 01/01/20 - 06/01/20	379
473	6.000%, 03/01/21 - 01/01/24	514
82	6.500%, 05/01/13 - 08/01/20	90
	Federal National Mortgage Association, 20 Year, Single Family,
117	6.000%, 04/01/24	128
161	6.500%, 05/01/22	178

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
		Federal National Mortgage Association, 30 Year, FHA/VA,
20		6.000%, 09/01/33	22
33		6.500%, 03/01/29	39
15		8.500%, 02/01/30	17
13		9.000%, 09/01/19 - 12/01/30	13
8		9.500%, 12/01/18	9
		Federal National Mortgage Association, 30 Year, Single Family,
120		4.500%, 08/01/33	130
1,549		5.000%, 07/01/33 - 08/01/40	1,727
1,723		5.500%, 09/01/33 - 02/01/38	1,898
875		6.000%, 12/01/32 - 09/01/37	979
58		6.500%, 08/01/31	66
10		7.000%, 09/01/27 - 08/01/32	12
18		7.500%, 11/01/22 - 05/01/25	21
543		8.000%, 03/01/21 - 11/01/32	672
9		8.500%, 07/01/24 - 06/01/25	11
—	(h)	9.000%, 04/01/26	—	(h)
4		10.000%, 02/01/24	4
1		12.500%, 01/01/16	1
		Federal National Mortgage Association, Other,
500		VAR, 0.549%, 01/01/23	500
1,000		VAR, 0.550%, 01/01/23	1,000
499		VAR, 0.569%, 01/01/23	499
1,000		VAR, 0.585%, 02/01/23	1,001
998		VAR, 0.600%, 01/01/23	998
500		1.750%, 03/01/63	499
979		2.004%, 01/01/17	1,002
1,000		2.056%, 01/01/17	1,014
22		2.350%, 03/15/18	22
2,887		2.970%, 11/01/18	3,110
42		3.100%, 03/15/20	42
2,416		3.590%, 12/01/20	2,660
1,000		3.658%, 10/01/20	1,097
473		4.291%, 06/01/21	546
1,071		4.298%, 03/01/21	1,219
1,974		4.380%, 01/01/21 - 04/01/21	2,273
500		4.390%, 05/01/21	577
800		4.443%, 04/01/21	918
948		4.500%, 03/01/20	1,084
248		5.500%, 04/01/38	267
326		6.000%, 03/01/37	353
		Government National Mortgage Association II, 30 Year, Single Family,
594		6.000%, 03/20/28 - 09/20/38	684
15		7.500%, 02/20/28 - 09/20/28	18

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

40	8.000%, 12/20/25 - 08/20/28	49
24	8.500%, 03/20/25 - 05/20/25	29
	Government National Mortgage Association, 15 Year, Single Family,
33	6.000%, 10/15/17	35
13	8.000%, 01/15/16	14
	Government National Mortgage Association, 30 Year, Single Family,
399	6.000%, 11/15/28 - 12/15/38	457
378	6.500%, 01/15/24 - 12/15/35	433
363	7.000%, 08/15/23 - 06/15/35	424
30	7.500%, 11/15/22 - 09/15/28	36
7	8.000%, 05/15/22 - 08/15/28	8
6	8.500%, 11/15/17	6
11	9.000%, 08/15/16 - 11/15/24	12
212	9.500%, 09/15/18 - 12/15/25	242
3	12.000%, 11/15/19	3

	Total Mortgage Pass-Through Securities (Cost $39,633)	41,860

Supranational — 0.1%
150	African Development Bank, 8.800%, 09/01/19	201
40	Corp. Andina de Fomento, 5.200%, 05/21/13	40

	Total Supranational (Cost $240)	241

U.S. Government Agency Securities — 2.3%
323	Federal Farm Credit Bank, 5.125%, 11/15/18	391
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,290
1,000	Zero Coupon, 06/01/17	961
800	5.000%, 05/11/17	942
500	Federal National Mortgage Association STRIPS, 11/15/21	406
	Financing Corp. Fico,
440	Zero Coupon, 05/11/18	413
500	Zero Coupon, 04/05/19	453
584	Zero Coupon, 09/26/19	525
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	969
	Residual Funding Corp. STRIPS,
250	Zero Coupon, 10/15/19	227
800	Zero Coupon, 07/15/20	706
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,208
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	298

	Total U.S. Government Agency Securities (Cost $8,283)	8,789

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 35.6%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,540
320	8.500%, 02/15/20	477
250	8.750%, 05/15/20	380
250	8.750%, 08/15/20	383
3,000	8.875%, 08/15/17	4,088
835	11.250%, 02/15/15	1,014
	U.S. Treasury Bonds STRIPS,
202	11/15/13	202
800	02/15/14 (m)	798
4,566	05/15/14 (m)	4,555
1,500	08/15/14 (m)	1,495
3,518	11/15/14 (m)	3,504
3,325	02/15/15	3,308
32	08/15/15	32
4,952	11/15/15 (m)	4,905
5,766	02/15/16 (m)	5,701
1,072	05/15/16	1,057
2,505	08/15/16	2,464
700	11/15/16	686
1,224	02/15/17	1,196
4,446	08/15/17	4,312
1,960	11/15/17	1,893
2,200	02/15/18	2,115
700	05/15/18	670
495	05/15/19	463
4,350	08/15/19	4,038
2,000	02/15/20	1,829
13,948	05/15/20	12,656
150	05/15/20	136
12,550	08/15/20	11,300
2,150	05/15/21	1,882
100	08/15/21	87
2,000	11/15/21	1,717
425	02/15/22	361
47	08/15/26	33
300	11/15/26	209
53	02/15/28	35
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,895
700	1.125%, 01/15/21	865
500	1.250%, 04/15/14	562
250	2.000%, 01/15/14	322
	U.S. Treasury Notes,
300	0.250%, 10/31/13	300
500	0.500%, 10/15/13	501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

593	0.875%, 01/31/18	597
800	1.000%, 11/30/19	790
400	1.375%, 12/31/18	409
5,500	1.500%, 08/31/18	5,680
500	1.750%, 04/15/13	501
1,300	1.750%, 01/31/14	1,319
1,500	1.750%, 10/31/18	1,568
500	1.875%, 02/28/14	508
1,100	1.875%, 04/30/14	1,121
6,400	1.875%, 08/31/17	6,746
1,500	2.250%, 07/31/18	1,610
350	2.625%, 08/15/20	382
400	2.625%, 11/15/20	436
1,500	2.750%, 10/31/13	1,526
1,500	2.750%, 11/30/16	1,625
1,755	2.750%, 05/31/17	1,913
3,000	2.750%, 12/31/17	3,289
300	3.125%, 04/30/13	301
1,000	3.125%, 04/30/17	1,104
100	3.125%, 05/15/21	112
7,900	3.250%, 12/31/16	8,717
1,000	3.250%, 03/31/17	1,108
800	3.375%, 07/31/13	811
1,050	3.500%, 02/15/18	1,190
1,550	3.500%, 05/15/20	1,788
400	3.625%, 02/15/20	465
700	4.000%, 02/15/15	751
300	4.250%, 08/15/13	306
400	4.250%, 11/15/17	466
200	4.500%, 02/15/16	224
1,000	4.750%, 08/15/17	1,181

	Total U.S. Treasury Obligations (Cost $126,535)	134,510

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
7,515	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $7,515)	7,515

	Total Investments — 99.8% (Cost $353,563)	377,239

	Other Assets in Excess of Liabilities — 0.2%	712

	NET ASSETS — 100.0%	$377,951

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2013.
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2013. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2013.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2013.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 28, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(†)	— Security matures in 2111.

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2013

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,630,562	$315,044		$369,724
Investments in affiliates, at value	82,653	6,762		7,515

Total investment securities, at value	3,713,215	321,806		377,239
Cash	4	—		—
Receivables:
Investment securities sold	287	—		31
Fund shares sold	10,000	800		—
Interest and dividends from non-affiliates	16,730	791		1,507
Dividends from affiliates	7	—	(a)	—	(a)

Total Assets	3,740,243	323,397		378,777

LIABILITIES:
Payables:
Dividends	254	—		79
Investment securities purchased	17,497	—		564
Fund shares redeemed	8,181	—		73
Variation margin on futures contracts	—	4		—
Accrued liabilities:
Investment advisory fees	340	17		26
Custodian and accounting fees	111	11		47
Trustees’ and Chief Compliance Officer’s fees	1	—	(a)	—	(a)
Audit fees	39	28		35
Other	52	2		2

Total Liabilities	26,475	62		826

Net Assets	$3,713,768	$323,335		$377,951

NET ASSETS:
Paid-in-Capital	$3,440,821	$259,631		$354,143
Accumulated undistributed (distributions in excess of) net investment income	2,621	1,134		369
Accumulated net realized gains (losses)	(2,265)	(53,283)		(237)
Net unrealized appreciation (depreciation)	272,591	115,853		23,676

Total Net Assets	$3,713,768	$323,335		$377,951

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	340,931	17,648		35,388

Net Asset Value, offering and redemption price per share (b)	$10.89	$18.32		$10.68

Cost of investments in non-affiliates	$3,357,971	$200,531		$346,048
Cost of investments in affiliates	82,653	5,587		7,515

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2013

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$148,625	$— (a)	$13,070
Dividend income from non-affiliates	—	6,932	—
Dividend income from affiliates	103	114	18

Total investment income	148,728	7,046	13,088

EXPENSES:
Investment advisory fees	10,812	760	1,128
Administration fees	3,604	304	376
Custodian and accounting fees	397	31	161
Professional fees	142	50	66
Trustees’ and Chief Compliance Officer’s fees	41	2	4
Printing and mailing costs	31	2	2
Transfer agent fees	6	2	3
Other	112	8	15

Total expenses	15,145	1,159	1,755

Less amounts waived	(9,870)	(862)	(1,215)

Net expenses	5,275	297	540

Net investment income (loss)	143,453	6,749	12,548

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,198)	2,720	(237)
Investment in affiliates	—	(1)	—
Futures	—	498	—

Net realized gain (loss)	(2,198)	3,217	(237)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	23,835	28,075	1,337
Investments in affiliates	—	868	—
Futures	—	(50)	—

Change in net unrealized appreciation/depreciation	23,835	28,893	1,337

Net realized/unrealized gains (losses)	21,637	32,110	1,100

Change in net assets resulting from operations	$165,090	$38,859	$13,648

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Year Ended 2/28/2013	Year Ended 2/29/2012	Year Ended 2/28/2013	Year Ended 2/29/2012	Year Ended 2/28/2013	Year Ended 2/29/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$143,453	$149,725	$6,749	$6,700	$12,548	$13,338
Net realized gain (loss)	(2,198)	15,415	3,217	(2,629)	(237)	3,171
Change in net unrealized appreciation/depreciation	23,835	90,772	28,893	12,157	1,337	7,860

Change in net assets resulting from operations	165,090	255,912	38,859	16,228	13,648	24,369

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(140,546)	(153,487)	(6,817)	(7,278)	(12,120)	(14,567)
From net realized gains	(2,200)	(4,919)	—	—	—	(1,970)
Return of capital	—	—	—	—	—	(790)

Total distributions to shareholders	(142,746)	(158,406)	(6,817)	(7,278)	(12,120)	(17,327)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	595,889	774,356	27,753	30,932	42,769	79,121
Subscriptions in-kind (See Note 7)	37,169	—	—	—	—	—
Distributions reinvested	139,355	154,789	6,805	7,278	11,611	16,912
Cost of shares redeemed	(539,310)	(590,970)	(44,363)	(87,258)	(39,262)	(108,690)

Change in net assets resulting from capital transactions	233,103	338,175	(9,805)	(49,048)	15,118	(12,657)

NET ASSETS:
Change in net assets	255,447	435,681	22,237	(40,098)	16,646	(5,615)
Beginning of period	3,458,321	3,022,640	301,098	341,196	361,305	366,920

End of period	$3,713,768	$3,458,321	$323,335	$301,098	$377,951	$361,305

Accumulated undistributed (distributions in excess of) net investment income	$2,621	$(316)	$1,134	$1,329	$369	$(59)

SHARE TRANSACTIONS:
Issued	54,513	72,277	1,641	2,053	3,984	7,492
Subscriptions in-kind (See Note 7)	3,372	—	—	—	—	—
Reinvested	12,760	14,484	401	481	1,085	1,602
Redeemed	(49,289)	(55,193)	(2,605)	(5,516)	(3,666)	(10,442)

Change in Shares	21,356	31,568	(563)	(2,982)	1,403	(1,348)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Year Ended February 28, 2013	$10.82	$0.43	$0.08	$0.51	$(0.43)	$(0.01)	$—	$(0.44)
Year Ended February 29, 2012	10.50	0.50	0.35	0.85	(0.51)	(0.02)	—	(0.53)
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—	—	(0.55)
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—	—	(0.63)
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—	—	(0.55)

Equity Index Trust
Year Ended February 28, 2013	16.53	0.38	1.79	2.17	(0.38)	—	—	(0.38)
Year Ended February 29, 2012	16.10	0.31	0.46	0.77	(0.34)	—	—	(0.34)
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	—	(0.27)
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	—	(0.30)
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	—	(0.34)

Intermediate Bond Trust
Year Ended February 28, 2013	10.63	0.36	0.04	0.40	(0.35)	—	—	(0.35)
Year Ended February 29, 2012	10.38	0.43	0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	—	(0.48)
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	—	(0.53)
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	—	(0.50)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (c)

$10.89	4.70%	$3,713,768	0.15%	3.97%	0.42%	16%
10.82	8.24	3,458,321	0.15	4.66	0.42	21
10.50	7.71	3,022,640	0.14	5.23	0.42	20
10.27	14.70	2,808,694	0.14	6.24	0.42	19
9.53	(0.06)	2,367,508	0.15	5.60	0.44	13

18.32	13.34	323,335	0.10	2.22	0.38	7
16.53	4.97	301,098	0.10	2.03	0.38	8
16.10	22.38	341,196	0.10	1.95	0.40	13
13.42	53.50	304,822	0.10	2.37	0.42	18
8.98	(43.42)	243,919	0.10	2.43	0.41	14

10.68	3.76	377,951	0.14	3.33	0.47	15
10.63	7.98	361,305	0.14	4.05	0.48	35
10.38	5.72	366,920	0.14	4.60	0.46	28
10.28	11.72	359,197	0.15	5.33	0.47	23
9.70	1.29	287,529	0.15	5.07	0.49	11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$141,468	$60,762		$202,230
Collateralized Mortgage Obligations
Agency CMO	—	687,765	27,817		715,582
Non-Agency CMO	—	341,441	48,208		389,649

Total Collateralized Mortgage Obligations	—	1,029,206	76,025		1,105,231

Commercial Mortgage-Backed Securities	—	73,994	30,371		104,365
Corporate Bonds
Consumer Discretionary	—	54,001	—		54,001
Consumer Staples	—	38,432	—		38,432
Energy	—	58,600	—		58,600
Financials	—	349,820	—		349,820
Health Care	—	20,387	—		20,387
Industrials	—	40,470	3,316		43,786
Information Technology	—	33,710	—		33,710
Materials	—	18,309	—		18,309
Telecommunication Services	—	40,141	1,884		42,025
Utilities	—	66,321	—		66,321

Total Corporate Bonds	—	720,191	5,200		725,391

Foreign Government Securities	—	40,818	—		40,818
Mortgage Pass-Through Securities	—	439,935	11,987		451,922
Municipal Bonds	—	9,891	—		9,891
Supranational	—	5,092	—		5,092
U.S. Government Agency Securities	—	57,167	—		57,167
U.S. Treasury Obligations	—	928,455	—		928,455
Short-Term Investment
Investment Company	82,653	—	—		82,653

Total Investments in Securities	$82,653	$3,446,217	$184,345	*	$3,713,215

*	Level 3 securities are valued by brokers. At February 28, 2013, the value of these securities was approximately $184,345,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (continued)

Equity Index Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$321,481	$325	$—	$321,806

Appreciation in Other Financial Instruments
Futures Contracts	$165	$—	$—	$165

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Bills held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$12,269	$3,593		$15,862
Collateralized Mortgage Obligations
Agency CMO	—	72,011	1,369		73,380
Non-Agency CMO	—	17,497	1,084		18,581

Total Collateralized Mortgage Obligations	—	89,508	2,453		91,961

Commercial Mortgage-Backed Securities	—	4,281	1,466		5,747
Corporate Bonds
Consumer Discretionary	—	4,160	—		4,160
Consumer Staples	—	2,905	—		2,905
Energy	—	4,746	—		4,746
Financials	—	38,282	—		38,282
Health Care	—	1,789	—		1,789
Industrials	—	3,105	901		4,006
Information Technology	—	2,783	—		2,783
Materials	—	1,591	—		1,591
Telecommunication Services	—	3,356	—		3,356
Utilities	—	4,379	—		4,379

Total Corporate Bonds	—	67,096	901		67,997

Foreign Government Securities	—	2,757	—		2,757
Mortgage Pass-Through Securities	—	41,361	499		41,860
Supranational	—	241	—		241
U.S. Government Agency Securities	—	8,789	—		8,789
U.S. Treasury Obligations	—	134,510	—		134,510
Short-Term Investment
Investment Company	7,515	—	—		7,515

Total Investments in Securities	$7,515	$360,812	$8,912	*	$377,239

*	Level 3 securities are valued by brokers. At February 28, 2013, the value of these securities was approximately $8,912,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

For each of the Funds, there were no transfers between Levels 1 and 2 during the year ended February 28, 2013.

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Core Bond Trust	Balance as of 02/29/12	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/13
Investments in Securities
Asset-Backed Securities	$9,683	$—	(a)	$728	$15	$65,939	$(21,688)	$6,085	$—	$60,762
Collateralized Mortgage Obligations
Agency CMO	—	—	(a)	(4,460)	94	5,178	(6,433)	33,438	—	27,817
Non-Agency CMO	13,819	(17)		4,519	(268)	31,903	(15,320)	13,572	—	48,208
Commercial Mortgage-Backed Securities	—	—		542	(6)	19,300	(6,672)	17,207	—	30,371
Corporate Bonds
Industrials	—	—		91	(2)	706	(191)	2,712	—	3,316
Telecommunication Services	—	—		137	—	—	—	1,747	—	1,884
Mortgage Pass-Through Securities	—	—		15	—	11,972	—	—	—	11,987

Total	$23,502	$(17)		$1,572	$(167)	$134,998	$(50,304)	$74,761	$—	$184,345

JPMorgan Intermediate Bond Trust	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/13
Investments in Securities
Asset-Backed Securities	$334	$—	$29		$— (a)	$4,480		$(1,564)	$314	$—	$3,593
Collateralized Mortgage Obligations
Agency CMO	—	—	(222)		3	—	(a)	(210)	1,798	—	1,369
Non-Agency CMO	632	—	2,932		(226)	923		(3,337)	160	—	1,084
Commercial Mortgage-Backed Securities	—	—	—	(a)	— (a)	1,419		(329)	376	—	1,466
Corporate Bond — Industrials	—	—	14		(3)	—		(58)	948	—	901
Mortgage Pass-Through Securities	—	—	—		—	499		—	—	—	499

Total	$966	$—	$2,753		$(226)	$7,321		$(5,498)	$3,596	$—	$8,912

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2013, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$1,572
Intermediate Bond Trust	2,753

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2013, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (continued)

The following is the value and percentage of net assets of illiquid securities as of February 28, 2013 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$65,971	1.8%
Intermediate Bond Trust	3,191	0.8

C. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent timely liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2013 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$3,690
Ending Notional Balance Long	3,405

D. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 29, 2012	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend/ Interest Income	Shares at February 28, 2013	Value at February 28, 2013
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$83,998	$793,253	$794,598	$—	$103	82,653	$82,653

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$3,586	$185	$261	$(1)	$109	89	$4,377
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	2,565	36,251	36,431	—	5	2,385	2,385
JPMorgan Prime Money Market Fund, Capital Shares**	33	44	77	—	—	—	—

	$6,184	$36,480	$36,769	$(1)	$114	2,474	$6,762

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$8,286	$91,955	$92,726	$—	$18	7,515	$7,515

*	Security is included in an index in which the Fund, as an index fund, invests.
**	Represents investment of cash collateral related to securities on loan, as described in Note 2.E. Dividend income earned from this investment is included in, and represents a significant portion of, Income from securities lending (net) in the Statements of Operations.

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

E. Securities Lending — The Funds may lend securities to brokers, approved by the Advisor, in order to generate additional income. The Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), serves as lending agent for the Equity Index Trust pursuant to a Securities Lending Agreement (the “GSAL Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Fund is required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

For the year ended February 28, 2013, the Equity Index Trust Fund earned less than $1,000 from the investment of cash collateral, prior to rebates of fees, from an investment in an affiliated fund as described below.

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. securities plus accrued interest. The GSAL Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% of the value of loaned securities.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOIs. At February 28, 2013, there were no securities out on loan. The Fund bears the risk of loss associated with the Collateral Investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, GSAL has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

The Advisor waived fees associated with the Fund’s investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Value
Equity Index Trust	$—	(a)

(a)	Amount rounds to less than $1,000.

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Fund’s investment in such fund. A portion of the waiver is voluntary.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2013, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, Managements’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (continued)

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
Core Bond Trust	$—		$30		$(30)
Equity index Trust	(2)		(127)		129
Intermediate Bond Trust	—	(a)	—	(a)	—	(a)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to consent fees (Core Bond Trust and Intermediate Bond Trust), TIPS basis adjustment (Core Bond Trust), distribution reclassifications (Core Bond Trust) and distributions from investments in real estate investment trusts (Equity Index Trust).

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 28, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2013.

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

For the year ended February 28, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$6,127	$3,604	$9,731
Equity Index Trust	551	304	855
Intermediate Bond Trust	813	376	1,189

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in these money market funds for the year ended February 28, 2013 were as follows (excluding the reimbursement disclosed in Note 2.E. regarding cash collateral for securities lending invested in JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Trust	$139
Equity Index Trust	7
Intermediate Bond Trust	26

F. Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2013, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the year ended February 28, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$644,364	$551,791	$114,630	$13,889
Equity Index Trust	21,329	31,638	—	—
Intermediate Bond Trust	46,611	53,735	23,235	1,613

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,440,631	$284,712	$12,128	$272,584
Equity Index Trust	226,421	100,253	4,868	95,385
Intermediate Bond Trust	353,573	24,150	484	23,666

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals (Core Bond Trust, Equity Index Trust and Intermediate Bond Trust) and Deflation Tips Adjustments (Core Bond Trust).

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (continued)

The tax character of distributions paid during the fiscal year ended February 28, 2013 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$140,549	$2,197	$142,746
Equity Index Trust	6,817	—	6,817
Intermediate Bond Trust	12,120	—	12,120

The tax character of distributions paid during the fiscal year ended February 29, 2012 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Core Bond Trust	$150,555	$7,851	$—	$158,406
Equity Index Trust	7,278	—	—	7,278
Intermediate Bond Trust	14,547	1,990	790	17,327

As of February 28, 2013, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital-Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,907	$(1,037)	$272,584
Equity Index Trust	1,136	(32,814)	95,385
Intermediate Bond Trust	462	(238)	23,666

For the Funds, the cumulative timing differences primarily consist of distributions payable (Core Bond Trust and Intermediate Bond Trust), trustee deferred compensation (Core Bond Trust, Equity Index Trust and Intermediate Bond Trust), capital loss carryforward (Core Bond Trust, Equity Index Trust and Intermediate Bond Trust), wash sale loss deferrals (Core Bond Trust, Equity Index Trust and Intermediate Bond Trust), treasury inflation protected securities (Intermediate Bond Trust), post-October loss deferrals (Core Bond Trust) and Deflation Tips Adjustment (Core Bond Trust).

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2013, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

Capital Loss Carryforward Character Long-Term
Core Bond Trust	$1,037
Equity Index Trust	1,912
Intermediate Bond Trust	238

As of February 28, 2013, the following Funds had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	2019	Total
Equity Index Trust	$9,624	$14,260	$7,018	$30,902

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment advisor or its affiliates who maintain one or more separately managed private accounts. In addition, Equity Index Trust has a shareholder that owns a significant portion of the Fund’s outstanding shares. Significant shareholder transactions by this shareholder may impact the Fund’s performance.

102	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

For the year ended February 28, 2013, certain shareholders of Core Bond Trust purchased shares and Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Date	Market Value	Type
November 28, 2012	$31,680	Subscription-in-kind
November 29, 2012	5,489	Subscription-in-kind

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	103

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (hereafter referred to as the “Funds”) at February 28, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 24, 2013

104	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

TRUSTEES

(Unaudited)

The following table includes additional information about the Funds’ Trustees:

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	171	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	171	Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present); Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	171	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	171	Director, Center for Communication, Hearing, and Deafness (1990-present).

Mary E. Martinez (1960); Trustee of Trust effective January 1, 2013	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	171	Member, New York City Center Advisory Council (oversees public performing arts facilities) (2006-Present)

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	171	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust effective January 1, 2013	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	171	Director, Sun Life Financial (SLF) (2007 to Present) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010)

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	171	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	171	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, Carleton College (2002-2010).

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	105

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust effective February 1, 2013	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	171	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-Present)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	171	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	171	None.
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	171	Trustee, The Victory Portfolios (2000-2008).

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of the Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (171 funds), including JPMorgan Mutual Fund Group which liquidated November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Five other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

106	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Jeffrey D. House (1972), Assistant Treasurer (2006)**	Vice President, JPMorgan Funds Management, Inc. since July 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Jeffery Reedy (1973), Assistant Treasurer (2011)**	Vice President, JPMorgan Funds Management, Inc. since February 2006.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).
Timothy J. Stewart (1974), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; Managing Director of Robeco Investment Management, Inc. (2011-2012); Chief Financial Officer (2008-2011) and Director of Operations (2003-2008), Robeco-Sage, a division of Robeco Investment Management, Inc.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	107

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2012, and continued to hold your shares at the end of the reporting period, February 28, 2013.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2012	Ending Account Value, February 28, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,009.40	$0.75	0.15%
Hypothetical	1,000.00	1,024.05	0.75	0.15

Equity Index Trust
Actual	$1,000.00	$1,088.70	$0.52	0.10%
Hypothetical	1,000.00	1,024.30	0.52	0.10

Intermediate Bond Trust
Actual	$1,000.00	$1,008.60	$0.70	0.14%
Hypothetical	1,000.00	1,024.10	0.70	0.14

*	Expenses are equal to each Funds’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

108	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2013

TAX LETTER

(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2013. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2013. The information necessary to complete your income tax returns for the calendar year ending December 31, 2013 will be provided under separate cover.

Dividends Received Deductions (DRD)

The following represents the percentage of ordinary income distributions eligible for the 70% dividends received deduction for corporate rate shareholders for the fiscal year ended February 28, 2013:

Dividends Received Deduction
Equity Index Trust	98.58%

Long Term Capital Gain Designation — 20%

The Fund hereby designates the following amount or maximum allowable amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2013 (amount in thousands):

Long-Term Capital Gain Distribution
Core Bond Trust	$2,197

Qualified Dividend Income (QDI)

For the fiscal year ended February 28, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. Each Fund hereby designates the following amount or maximum allowable amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$6,817

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2013:

Income from U.S. Treasury Obligations
Core Bond Trust	11.98%
Intermediate Bond Trust	17.34

FEBRUARY 28, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	109

FOR MORE INFORMATION:

INVESTMENT ADVISOR

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. February 2013.	AN-INSTT-213

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Mitchell Merin. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
2013 – $113,650
2012 – $104,400

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES
2013 – $37,090
2012 – $37,090

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2013 – $23,190
2012 – $23,250

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2013 and February 29, 2012, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2013 – Not applicable
2012 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of

Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2013 – 0.0%
2012 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2012 – $31.7 million
2011 – $34.0 million*
*	Certain fees for 2011 have been reclassified between Audit and Non Audit to conform with the 2012 presentation.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 6, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 6, 2013